Putnam
Asset
Allocation
Funds

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-98

[LOGO: BOSTON * LONDON * TOKYO]



Performance highlights

Putnam Asset Allocation Funds consist of three portfolios that target investors' various life stages and financial goals.


* Growth Portfolio is designed to seek maximum growth of an investment over time.

Targeted portfolio structure*
----------------------------
Large-cap growth stocks                  25%
Small-cap growth stocks                  15
Value stocks                             25
International equities                   15
Domestic fixed-income securities          5
International fixed-income securities     5
High-yield securities                     5
Cash and money market securites           5


* Balanced Portfolio is designed to seek total return for investors in their peak accumulation years.

Targeted portfolio structure*
--------------------------
Large-cap growth stocks                  20%
Small-cap growth stocks                  10
Value stocks                             20
International equities                   15
Domestic fixed-income securities         10
International fixed-income securities    10
High-yield securities                    10
Cash and money market securites           5


* Conservative Portfolio is designed to seek income while protecting the original value of the investment for investors concerned about maintaining their purchasing power.

Targeted portfolio structure*
--------------------------
Large-cap growth stocks                  10%
Small-cap growth stocks                   5
Value stocks                             10
International equities                   10
Domestic fixed-income securities         35
International fixed-income securities    15
High-yield securities                    10
Cash and money market securites           5

 * The targeted portfolio represents the ideal allocation of assets among the various investment categories assuming that all security markets are displaying historical tendencies and that no extraordinary opportunities exist within any category.

Allocations in each portfolio will vary over time.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Reviewing the performance of the three Putnam Asset Allocation Funds provides a textbook example of the way growth, balanced, and conservative portfolios are supposed to act. The comparison also points up the contrast in risk/reward relationships of the three portfolios.

Investors with long-term growth objectives are likely to focus on the long-term positive results of the Growth Portfolio rather than the negative results for the current period. Investors with shorter time horizons or more cautious risk tolerances are likely to find comfort in the Conservative Portfolio's short-term results. Investors with perspectives more or less evenly split between risk and reward should find that the Balanced Portfolio's results fall within their expectations.

The point is, each of these portfolios is doing the job expected of it, and together they provide a means for investors to undertake well-diversified, all-weather investment programs.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
November 18, 1998



Report from the Fund Managers
Ian C. Ferguson
William J. Landes

Throughout Putnam Asset Allocation Funds' fiscal year, the 12 months ended September 30, 1998, the world's major financial markets continued to wrestle with the effects of Asia's currency and debt crisis. Many of the hardest-hit Asian markets remained weak, a situation that was exacerbated as investors set their sights on countries with stronger economies and less direct involvement in this troubled region. U.S. equities advanced strongly during the first half of the funds' fiscal year, although the recession in Asia resulted in increased volatility on Wall Street during the last half of the period. See the performance summary that begins on page 9 for a detailed overview of each portfolio's performance.

* U.S. COMPANIES EXPERIENCE TURNABOUT

U.S. equities performed well for most of the period, but sentiment toward developed equity markets abruptly turned negative in August. On the fixed-income side, low inflation, a global slowdown, and a flight to quality have pushed the yields on U.S. Treasury bonds down to levels not seen since the late 1960s -- with a corresponding rise in prices.

Stocks: Companies whose operations were primarily United States based fared well during the period, but the Asian downturn continued to hamper manufacturers and exporters with links to that region. The staggering pace of advance in U.S. stocks cooled at period's end. Japan's recession, worries of slower economic growth around the world, and a short-term squeeze on corporate profits combined to deal a setback to major equity averages, especially in contrast to their record highs in early summer.

Putnam's extensive research tells us that valuations in the U.S. stock market are now very attractive. However, we believe that investor fear and not the compelling prices will govern investor behavior for the next several months. Consequently, short-term fluctuations in the level of the U.S. stock market, such as the ones we have experienced recently, may persist and could be difficult to predict for some time. Over the longer term, we believe the current market turmoil will create opportunities. In particular, we anticipate improvements among segments of the market that have already been devastated, such as small-capitalization stocks and value stocks.

Bonds: U.S. fixed-income markets continued to rally throughout most of the period as nervous investors worldwide flocked to the high credit quality and attractive yields offered by U.S. bonds. Treasury securities benefited particularly from the international flight to quality; yields on 30-year Treasuries fell to historic lows during the latter half of the period. In addition, the issuance of new Treasury bonds remained quite low, as the balanced federal budget reduced the government's borrowing needs.

The strong performance of Treasuries did not reflect the performance of the overall U.S. bond market, however. Just as investors shunned equity markets during the second half of the period, so too have they turned sour on credit risk. Corporate bonds, mortgages, and asset-backed securities underperformed Treasuries by a wide margin over the past several months. In our opinion, this process is creating an opportunity for us to take advantage of attractively priced sectors within the U.S. bond market.


[GRAPHIC OMITTED: worm chart of WORLD FIXED-INCOME MARKETS]

WORLD FIXED-INCOME MARKETS

Growth of $10,000 Investment

           U.S. high-   U.S. government
             yield      and investment-   International
  Date       bonds1     grade securities2    bonds3
--------   --------        --------         --------
9/30/97     10,000          10,000           10,000
  10/97      9,999          10,145           10,224
  11/97     10,070          10,192            9,962
  12/97     10,162          10,295            9,862
   1/98     10,334          10,426            9,929
   2/98     10,415          10,418           10,069
   3/98     10,467          10,453            9,903
   4/98     10,546          10,508           10,120
   5/98     10,577          10,608           10,104
   6/98     10,599          10,698           10,068
   7/98     10,674          10,720           10,080
   8/98      9,949          10,895           10,356
9/30/98     $9,948         $11,150          $11,035

Footnote reads:
1 First Boston High Yield Bond Index. 2 Lehman Brothers Aggregate Bond Index. 3 Salomon Brothers Non-U.S. World Government Bond Index. See page 12 for descriptions of the indexes. Past performance is not indicative of future results. This is not intended to represent the returns of any fund.


* INTERNATIONAL MARKETS MIXED AMID VOLATILITY

International equity markets have borne the brunt of the global correction. In contrast, foreign government bond markets have benefited from global turmoil and the resulting flight to quality.

Stocks: Crises in Asia, Russia, and Latin America provided investors in international securities with many challenges during the period. Not surprisingly, stock markets in the Pacific Rim did not fare particularly well. The financial downturn that began in October 1997 continued to dampen performance throughout much of the region. In fact, the weakness of the yen versus the dollar caused renewed turbulence in Asian markets during the period. The weak yen and the struggling Japanese economy continued to destabilize other Asian markets that must sell exports to Japan in order to achieve their own economic recovery.

There were some bright spots, however. In South Korea, debt rescheduling and the new president's willingness to accept International Monetary Fund reforms led investors to view the country more favorably. In the latter half of the period, the fundamentally strong economies of Hong Kong and Singapore had begun to offer equity opportunities, although Japan's ongoing difficulties clouded the future for many other markets.

Bonds: Benign inflation and relatively low interest rates continued to provide a positive backdrop for many global fixed-income markets during most of the period. As international investors remained nervous in the wake of Asia's currency crisis, they sought safe haven among European fixed-income markets. European bond markets registered strong gains during the period, slightly behind those provided by U.S. fixed-income securities. The United Kingdom's fixed-income market turned in a strong performance, although an unexpected interest-rate increase by the Bank of England dampened returns among shorter-maturity U.K. government bonds.

Emerging markets were hit hard once again as Asia's economic and currency woes entered another phase. Russian debt also came under pressure while the country negotiated with the International Monetary Fund for financial aid. With many emerging markets continuing to experience significant economic problems, investors' confidence in this sector remains shaky.

[GRAPHIC OMITTED: worm chart of WORLD EQUITY MARKETS]

WORLD EQUITY MARKETS

Growth of $10,000 Investment

           Large-cap       Small-cap
            growth          growth        International
  Date      stocks1        stocks2          stocks3
--------   --------        --------         --------
9/30/97     10,000          10,000          10,000
  10/97      9,666           9,561           9,231
  11/97     10,114           9,499           9,137
  12/97     10,287           9,665           9,216
   1/98     10,402           9,512           9,638
   2/98     11,152          10,215          10,256
   3/98     11,723          10,636          10,572
   4/98     11,841          10,695          10,656
   5/98     11,637          10,118          10,603
   6/98     12,110          10,140          10,684
   7/98     11,981           9,318          10,792
   8/98     10,249           7,509           9,455
9/30/98    $10,905          $8,098          $9,166

Footnote reads:
1 Standard & Poor's(R) 500 Index. 2 Russell 2000 Index. 3 Morgan
Stanley Capital International (MSCI) EAFE Index. See page 12 for descriptions of the indexes. Past performance is not indicative of future results. This is not intended to represent the returns of any fund.


* STRATEGY AND OUTLOOK

The shift in investor sentiment is troublesome, and Putnam Management expects markets to remain volatile for several months. Nevertheless, we believe that the extent of the price declines in major stock markets is already overdone and that there have been some important opportunities created by the panic selling worldwide. For long-term investors, such volatility is inevitable from time to time. In such an uncertain environment, it is essential for all investors to stay focused on their long-term objectives.

We believe that valuations are now quite attractive in the U.S. stock market. Nevertheless, investor psychology takes some time to repair, and we expect the market to struggle in the short term. The global inflation environment remains quite supportive, and we continue to favor the U.S. bond market over both the European bond markets and the Japanese bond market. In international equity markets, we expect that Asian markets will continue to suffer from weak economies and investors' risk aversion. We believe valuation opportunities in Europe are significant, and markets like Australia, which typically offer a useful opportunity for diversification, are attractive in this environment.

As Putnam Asset Allocation Funds enter the next fiscal year, global equity and fixed-income markets continue to face numerous challenges, many stemming from Asia's ongoing difficulties. However, uncertain times often produce attractive investment opportunities. With their experienced management, diverse asset structure, and all-weather investment strategies, the funds are well positioned to take advantage of these opportunities.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. While these holdings and others discussed in the report were viewed favorably as of 9/30/98, all are subject to review and adjustment in accordance with the funds' investment strategies and may well vary in the future. International investing may include risks such as currency fluctuations, economic instability, and political developments.




Performance summary

* GROWTH PORTFOLIO


TOTAL RETURNS FOR PERIOD ENDED 9/30/98
Change in value during period plus reinvested distributions

                                Class A           Class B         Class C             Class M
Inception dates                 (2/8/94)         (2/16/94)        (9/1/94)           (2/3/95)
                              NAV     POP      NAV      CDSC     NAV     CDSC      NAV      POP
------------------------------------------------------------------------------------------------
1 year                      -7.01%  -12.34%   -7.72%  -12.02%   -7.70%   -8.55%   -7.52%  -10.76%
------------------------------------------------------------------------------------------------
Life of fund                66.54    56.93    61.14    59.14    60.21    60.21    62.48    56.79
Annual average              11.62    10.20    10.83    10.53    10.69    10.69    11.03    10.18
------------------------------------------------------------------------------------------------



PRICE AND DISTRIBUTION INFORMATION
12 months ended 9/30/98

                                Class A           Class B       Class C       Class M
Share value                   NAV      POP          NAV           NAV     NAV      POP
----------------------------------------------------------------------------------------
9/30/97                    $13.64   $14.47         $13.47       $13.38   $13.49   $13.98
----------------------------------------------------------------------------------------
9/30/98                     11.76    12.48          11.59        11.50    11.60    12.02
----------------------------------------------------------------------------------------


                                               Capital gains
                                   Investment  Long    Short
Distributions              Number   income     term     term    Total
-----------------------------------------------------------------------
Class A                      1      0.1352    0.4280   0.4028    0.966
-----------------------------------------------------------------------
Class B                      1      0.0522    0.4280   0.4028    0.883
-----------------------------------------------------------------------
Class C                      1      0.0632    0.4280   0.4028    0.894
-----------------------------------------------------------------------
Class M                      1      0.0882    0.4280   0.4028    0.919
-----------------------------------------------------------------------

Performance data represent past results, is not indicative of future performance, and the life-of-fund data reflect an expense limitation, which was in effect until 12/31/94. Without the limitation, the funds' total return would have been lower. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares of Putnam Asset Allocation Funds, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

This performance information does not reflect any market volatility that may have occurred since the date of the information. As a result, more recent returns may be more or less than those shown.



* BALANCED PORTFOLIO


TOTAL RETURNS FOR PERIOD ENDED 9/30/98
Change in value during period plus reinvested distributions

                                 Class A          Class B          Class C          Class M
Inception dates                 (2/7/94)         (2/11/94)         (9/1/94)         (2/6/95)
                              NAV      POP      NAV     CDSC     NAV     CDSC      NAV      POP
--------------------------------------------------------------------------------------------------
1 year                      -4.97%  -10.44%   -5.70   -10.04    -5.70    -6.56    -5.46%   -8.80%
--------------------------------------------------------------------------------------------------
Life of fund                61.62    52.30    56.19    54.19    55.34    55.34    58.40    52.85
Annual average              10.90     9.49    10.09     9.78     9.96     9.96    10.42     9.58
--------------------------------------------------------------------------------------------------


PRICE AND DISTRIBUTION INFORMATION
12 months ended 9/30/98

                                Class A       Class B    Class C     Class M
Share value                   NAV      POP      NAV        NAV      NAV      POP
--------------------------------------------------------------------------------------
9/30/97                    $12.28   $13.03   $12.23      $12.18    $12.27   $12.72
--------------------------------------------------------------------------------------
9/30/98                     10.66    11.31    10.61       10.56     10.65    11.04
--------------------------------------------------------------------------------------

                                          Capital gains
                           Investment     Long    Short
Distributions       Number   income       term     term     Total
---------------------------------------------------------------------
Class A               4      0.1810      0.4669   0.3952    1.043
---------------------------------------------------------------------
Class B               4      0.0980      0.4669   0.3952    0.960
---------------------------------------------------------------------
Class C               4      0.1030      0.4669   0.3952    0.965
---------------------------------------------------------------------
Class M               4      0.1300      0.4669   0.3952    0.992
---------------------------------------------------------------------

Performance data represent past results, is not indicative of future performance, and the life-of-fund data reflect an expense limitation, which was in effect until 12/31/94. Without the limitation, the funds' total return would have been lower. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares of Putnam Asset Allocation Funds, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

This performance information does not reflect any market volatility that may have occurred since the date of the information. As a result, more recent returns may be more or less than those shown.




* CONSERVATIVE PORTFOLIO


TOTAL RETURNS FOR PERIOD ENDED 9/30/98
Change in value during period plus reinvested distributions

                                 Class A          Class B          Class C          Class M
Inception dates                 (2/7/94)         (2/18/94)         (9/1/94)         (2/7/95)
                              NAV     POP      NAV     CDSC      NAV     CDSC      NAV      POP
---------------------------------------------------------------------------------------------------
1 year                      -0.69%   -6.42%   -1.32%   -5.95%   -1.51%   -2.43%   -1.27%   -4.68%
---------------------------------------------------------------------------------------------------
Life of fund                46.28    37.85    41.46    39.46    40.85    40.85    43.01    38.00
Annual average               8.54     7.16     7.76     7.43     7.66     7.66     8.02     7.19
---------------------------------------------------------------------------------------------------


PRICE AND DISTRIBUTION INFORMATION
12 months ended 9/30/98

                               Class A      Class B    Class C       Class M
Share value                 NAV      POP      NAV        NAV       NAV      POP
------------------------------------------------------------------------------------
9/30/97                    $10.61   $11.26   $10.57     $10.56    $10.59   $10.97
------------------------------------------------------------------------------------
9/30/98                      9.81    10.41     9.78       9.75      9.78    10.13
------------------------------------------------------------------------------------

                                            Capital gains
                              Investment    Long     Short
Distributions         Number    income      term     term     Total
-----------------------------------------------------------------------
Class A                  4      0.1957      0.2666   0.2676   0.7299
-----------------------------------------------------------------------
Class B                  4      0.1227      0.2666   0.2676   0.6569
-----------------------------------------------------------------------
Class C                  4      0.1247      0.2666   0.2676   0.6589
-----------------------------------------------------------------------
Class M                  4      0.1517      0.2666   0.2676   0.6859
-----------------------------------------------------------------------

Performance data represent past results, is not indicative of future performance, and the life-of-fund data reflect an expense limitation, which was in effect until 12/31/94. Without the limitation, the funds' total return would have been lower. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares of Putnam Asset Allocation Funds, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

This performance information does not reflect any market volatility that may have occurred since the date of the information. As a result, more recent returns may be more or less than those shown.



COMPARATIVE INDEX RETURNS FOR PERIOD ENDED 9/30/98
(Cumulative total returns)

                     Lehman Bros.   Standard     Russell   First Boston   Consumer
                      Aggregate      & Poor's     2000      High Yield     Price
                      Bond Index    500 Index     Index     Bond Index     Index
----------------------------------------------------------------------------------
1 year                  11.51%        9.05%     -19.02%       -0.52%        1.36%
----------------------------------------------------------------------------------
Life of fund            39.69       134.34       46.04        41.56        11.76
Annual average           7.43        20.04        8.46         7.74         2.41
----------------------------------------------------------------------------------
The performance of each index will differ from that of the funds, assumes reinvestment of all distributions, and does not take into account brokerage commissions or other costs. The funds' portfolios contain securities that do not match those in the indexes. Past performance is not indicative of future results.




COMPARATIVE BENCHMARKS

Lehman Brothers Aggregate Bond Index is an unmanaged list consisting of securities from Lehman Brothers Government/Corporate Bond Index,
Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of U.S. stock market performance.

Russell 2000 Index is an unmanaged list of common stocks that is frequently used as a general performance measure of stocks of small to midsize companies.

First Boston High Yield Bond Index is an unmanaged list of lower-rated higher-yielding U.S. corporate bonds.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged list of equity securities listed on the stock exchanges of Europe, Australia, and the Far East, with values expressed in U.S. dollars.

Salomon Brothers Non-U.S. World Government Bond Index is an unmanaged list of bonds issued by 10 countries.

Merrill Lynch 91-day Treasury Bill Index is an unmanaged list of Treasury bills with maturities that most closely match the stated maturity of the index at the beginning of a selected month. The total return of the index is computed using the prices of the underlying bills at the beginning and end of the month.



[GRAPHIC OMITTED: worm chart of GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment

                         Global Growth      Consumer
            Growth           Index           Price        S&P 500
  Date     Portfolio*         Mix            Index         Index
--------   --------        --------         --------    -----------
 2/8/94     9,425           10,000           10,000        10,000
9/30/94     9,346            9,862           10,219         9,800
9/30/95    11,257           12,006           10,479        12,716
9/30/96    13,367           13,813           10,793        15,301
9/30/97    16,876           17,970           11,026        21,450
9/30/98   $15,693          $18,432          $11,176       $23,434
*(class A shares at POP since 2/8/94)

Footnote reads:
The Global Growth Index Mix is a combination of the following indexes: 50% represented by the S&P 500, 15% by Russell 2000, 15% by Morgan Stanley Capital International EAFE Index (Europe, Australia, and the Far East), 5% by Lehman Brothers Aggregate Bond Index, 5% by Solomon Brothers Non-U.S. Government Bond Index, 5% by First Boston High Yield Bond Index, and 5% by Merrill Lynch 91-day Treasury Bill Index, which reflects generally the allocations of the different asset categories of Putnam Asset Allocation:
Growth Portfolio as of 9/30/98.

Past performance is no assurance of future results. A $10,000 investment in the Growth Portfolio's class B shares would have been valued at $16,114 on 9/30/98 ($15,914 with a redemption at the end of the period).

A $10,000 investment in the Growth Portfolio's class C shares would have been valued at $16,021 on 9/30/98.

A $10,000 investment in the Growth Portfolio's class M shares would have been valued at $15,679 on 9/30/98 at public offering price ($16,248 at net asset value).


TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your funds' assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your funds' class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

[GRAPHIC OMITTED: worm chart of GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment

                         Global Balanced   Consumer
           Balanced          Index          Price        S&P 500
  Date     Portfolio*         Mix           Index         Index
--------   --------        --------        --------    -----------
 2/8/94      9,425           10,000          10,000      10,000
9/30/94      9,285            9,885          10,219       9,800
9/30/95     11,024           11,854          10,479      12,716
9/30/96     12,943           13,434          10,793      15,301
9/30/97     16,027           16,894          11,026      21,490
9/30/98    $15,230          $17,468         $11,176     $23,434
*(class A shares at POP since 2/8/94)

Footnote reads:
The Global Balanced Index Mix is a combination of the following indexes:
40% represented by the S&P 500, 10% by Russell 2000, 15% by Morgan Stanley Capital International EAFE Index (Europe, Australia, and the
Far East), 10% by Lehman Brothers Aggregate Bond Index, 10% by Solomon Brothers Non-U.S. Government Bond Index, 10% by First Boston High Yield Bond Index, and 5% by Merrill Lynch 91-day Treasury Bill Index, which reflects generally the allocations of the different asset categories of Putnam Asset Allocation: Balanced Portfolio as of 9/30/98.

Past performance is no assurance of future results. A $10,000 investment in the Balanced Portfolio's class B shares would have been valued at $15,619 on 9/30/98 ($15,419 with a redemption at the end of the period).

A $10,000 investment in the Balanced Portfolio's class C shares would have been valued at $15,534 on 9/30/98.

A $10,000 investment in the Balanced Portfolio's class M shares would have been valued at $15,285 on 9/30/98 at public offering price ($15,840 at net asset value).


[GRAPHIC OMITTED: worm chart of GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment

                             Global
                          Conservative      Consumer    Lehman Bros.
          Conservative       Index           Price       Corporate
  Date     Portfolio*         Mix            Index      Bond Index
--------   --------        --------         --------    -----------
 2/8/94      9,425          10,000           10,000       10,000
9/30/94      9,191           9,849           10,219        9,384
9/30/95     10,594          11,520           10,479       10,979
9/30/96     11,837          12,618           10,793       11,501
9/30/97     13,881          14,816           11,026       12,747
9/30/98    $13,785         $15,653          $11,176      $14,160
*(class A shares at POP since 2/8/94)

Footnote reads:
The Global Conservative Index Mix is a combination of the following indexes:
20% represented by the S&P 500, 5% by Russell 2000, 10% by Morgan Stanley Capital International EAFE Index (Europe, Australia, and the Far East),
35% by Lehman Brothers Aggregate Bond Index, 15% by Solomon Brothers
Non-U.S. Government Bond Index, 10% by First Boston High Yield Bond Index, and 5% by Merrill Lynch 91-day Treasury Bill Index, which reflects generally the allocations of the different asset categories of Putnam Asset Allocation:
Conservative Portfolio as of 9/30/98.

Past performance is no assurance of future results. A $10,000 investment in the Conservative Portfolio's class B shares would have been valued at $14,146 on 9/30/98 ($13,946 with a redemption at the end of the period).

A $10,000 investment in the Conservative Portfolio's class C shares would have been valued at $14,085 on 9/30/98.

A $10,000 investment in the Conservative Portfolio's class M shares would have been valued $13,800 on 9/30/98 at public offering price ($14,301 at net asset value).


Report of independent accountants
For the fiscal year ended September 30, 1998

To the Trustees and Shareholders of
Putnam Asset Allocation Funds

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds (Growth Portfolio, Balanced Portfolio, and Conservative Portfolio) constituting Putnam Asset Allocation Funds (the "trust") at September 30, 1998, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
November 13, 1998



Portfolio of investments owned
September 30, 1998

                                                          GROWTH                      BALANCED                    CONSERVATIVE

                                                                   77.7%                         62.5%                         28.2%
COMMON STOCKS*                                    Shares          Value         Shares          Value         Shares          Value

Advertising                                                         0.1%                          0.1%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co. (NON)                       67,050   $  1,877,400         56,500   $  1,582,000          8,750   $    245,000

Aerospace and Defense                                               0.2%                          0.2%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                             11,070      1,115,994         11,210      1,130,108          1,680        169,365
Raytheon Co. Class B                              11,700        631,069         11,300        609,494          1,900        102,481
Smiths Industries PLC  (United Kingdom)          127,976      1,449,925        159,199      1,803,671         31,720        359,377
                                                           ------------                  ------------                  ------------
                                                              3,196,988                     3,543,273                       631,223

Agriculture                                                          --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
PPB Oil Palms Berhad  (Malaysia) (NON)           343,000        175,939        374,000        191,840         69,000         35,393
PSF Holdings LLC Class A (RES) (NON)               3,305         57,904         12,885        225,745          4,186         73,339
                                                           ------------                  ------------                  ------------
                                                                233,843                       417,585                       108,732

Automotive                                                          1.8%                          1.6%                          0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke (BMW) AG
(Germany)                                          2,308      1,486,947          3,076      1,981,246            600        386,459
Bayerische Motoren Werke (BMW)
(Germany)                                            841        529,089          1,068        671,899            223        140,294
Bridgestone Corp.  (Japan)                        42,000        844,916         53,000      1,066,203         11,000        221,287
Chrysler Corp.                                    13,800        660,675         13,700        655,888          2,100        100,538
CSK Auto Corp. (NON)                              62,200      1,415,050         52,300      1,189,825          8,100        184,275
Dana Corp.                                        18,975        708,005         18,480        689,535          2,895        108,020
Ford Motor Co.                                    96,540      4,531,346         96,865      4,546,601         15,085        708,052
Fuji Heavy Industries  (Japan)                    89,000        463,555        110,000        572,933         23,000        119,795
General Motors Corp.                              36,760      2,010,313         36,425      1,991,992          5,715        312,539
Goodyear Tire & Rubber Co. (The)                  55,905      2,872,119         55,965      2,875,202          8,765        450,302
Honda Motor Co., Ltd.  (Japan)                    55,000      1,669,715         70,000      2,125,091         14,000        425,018
Lear Corp. (NON)                                  21,500        940,625         21,065        921,594          3,255        142,406
Michelin Corp. Class B (France)                   58,435      2,297,055         72,929      2,866,808         15,233        598,803
Renault S.A.  (France) (NON)                       9,134        365,582         11,470        459,079          2,361         94,497
Volkswagon AG  (Germany)                          28,160      2,033,122         35,490      2,562,340          7,270        524,886
Volvo AB  (Sweden)                                43,726      1,067,912         55,226      1,348,775         11,268        275,196
                                                           ------------                  ------------                  ------------
                                                             23,896,026                    26,525,011                     4,792,367

Basic Industrial Products                                           0.8%                          0.6%                          0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Cooper Industries, Inc.                           22,900        933,175         23,700        965,775          3,600        146,700
Deere (John) & Co.                                53,630      1,622,308         53,255      1,610,964          8,370        253,193
Ingersoll-Rand Co.                                84,665      3,211,978         86,805      3,293,165         13,565        514,622
International Container Terminal Services,
Inc.  (Philippines)                              684,800         23,614        844,400         29,117        154,850          5,340
Minnesota Mining & Manufacturing Co.              31,145      2,294,997         31,090      2,290,944          4,820        355,174
Owens-Illinois, Inc. (NON)                        63,316      1,582,900         62,596      1,564,900          9,860        246,500
Sandvik AB Class A,  (Sweden)                      2,270         47,210          3,050         63,433            775         16,118
Sandvik AB Class B,  (Sweden)                     33,500        698,849         43,540        908,295         10,260        214,035
                                                           ------------                  ------------                  ------------
                                                             10,415,031                    10,726,593                     1,751,682

Biotechnology                                                       0.3%                          0.2%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Kendle International, Inc. (NON)                  36,800      1,205,200         31,000      1,015,250          4,800        157,200
Quintiles Transnational Corp. (NON)               39,900      1,745,625         42,800      1,872,500          6,600        288,750
Serologicals Corp.                                42,050      1,056,506         35,450        890,681          5,250        131,906
Sonus Pharmaceuticals, Inc. (NON)                 24,900        180,525         21,000        152,250          3,200         23,200
                                                           ------------                  ------------                  ------------
                                                              4,187,856                     3,930,681                       601,056

Broadcasting                                                        1.1%                          0.8%                          0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Citadel Communications Corp. (NON)                84,900      1,735,144         71,600      1,463,325         11,100        226,856
Comcast Corp. Class A                             15,800        741,613         16,600        779,163          2,500        117,344
Heftel Broadcasting Corp. Class A (NON)           76,800      2,899,200         64,400      2,431,100         10,000        377,500
MediaOne Group Inc. (NON)                        164,390      7,305,081        163,560      7,268,198         25,267      1,181,135
SAGA Communications Inc. Class A (NON)            68,250      1,074,938         57,516        905,877          8,853        139,435
Scandinavian Broadcasting System S.A.
(Luxembourg) (NON)                                40,200        854,250         33,800        718,250          5,200        110,500
Sinclair Broadcast Group, Inc. Class A (NON)      25,000        406,250         20,600        334,750          3,400         55,250
                                                           ------------                  ------------                  ------------
                                                             15,016,476                    13,900,663                     2,208,020

Building and Construction                                           0.8%                          0.7%                          0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Barnett, Inc. (NON)                               39,400        334,900         33,000        280,500          4,900         41,650
Cemex S.A. de C.V.  (Mexico)                      56,400        124,624         71,300        157,548         14,500         32,040
Cimpor-Cimentos de Portugal, SGPS, SA
(Portugal)                                        24,430        681,718         30,828        860,253          6,378        177,978
CRH PLC  (Ireland)                               252,908      3,191,718        326,162      4,116,189         64,225        810,524
Dycom Industries, Inc. (NON)                      62,100      1,932,863         52,300      1,627,838          8,100        252,113
IJM Copr. Berhad  (Malaysia)                     157,000         54,304        167,000         57,762         31,000         10,722
Lafarge Coppee  (France)                          17,173      1,521,961         21,657      1,919,357          4,466        395,800
Masco Corp.                                       85,400      2,102,975         86,700      2,134,988         13,600        334,900
VA Technologies AG  (Australia)                   10,980        996,016         13,861      1,257,357          2,825        256,261
                                                           ------------                  ------------                  ------------
                                                             10,941,079                    12,411,792                     2,311,988

Business Equipment and Services                                     5.2%                          4.1%                          1.7%
-----------------------------------------------------------------------------------------------------------------------------------
ACSYS, Inc. (NON)                                 57,100        442,525         48,100        372,775          7,400         57,350
American Bank Note Holographics, Inc. (NON)      175,700      1,383,638        148,000      1,165,500         22,900        180,338
Analytical Surveys, Inc. (NON)                    37,400        869,550         31,400        730,050          4,900        113,925
Avery Dennison Corp.                              10,400        454,350         10,600        463,088          1,600         69,900
BMC Software, Inc. (NON)                         120,900      7,261,556        137,000      8,228,563         18,700      1,181,982
Charles River Associates Inc. (NON)               26,100        619,875         22,000        522,500          3,400         80,750
Cisco Systems, Inc. (NON)                         95,500      5,903,094         95,900      5,927,819         15,000        927,188
Computer Sciences Corp. (NON)                     50,800      2,768,600         51,000      2,779,500          8,000        436,000
Condor Technology Solutions, Inc. (NON)           61,000        625,250         51,600        528,900          7,600         77,900
CORT Business Services Corp. (NON)                46,900      1,234,056         39,300      1,034,081          6,200        163,138
Cunningham Graphics International, Inc. (NON)     50,800        622,300         42,800        524,300          6,700         82,075
Dai Nippon Printing Co., Ltd.  (Japan)            72,000        922,780         90,000      1,153,475         19,000        243,511
Data Processing Resources Corp. (NON)             47,900      1,401,075         40,400      1,181,700          6,200        181,350
EMC Corp. (NON)                                  114,000      6,519,375        114,900      6,570,844         17,400        995,063
F.Y.I., Inc. (NON)                                29,300        717,850         24,700        605,150          3,800         93,100
HBO & Co.                                        199,000      5,746,125        202,700      5,852,963         25,000        721,875
Lason Holdings, Inc. (NON)                        61,500      3,151,875         51,800      2,654,750          7,990        409,488
Mannesmann AG  (Germany)                          39,549      3,625,522         49,810      4,566,165         10,138        929,367
Metamor Worldwide, Inc. (NON)                     36,500      1,003,750         30,725        844,938          4,800        132,000
NCO Group, Inc. (NON)                             91,000      2,530,938         76,700      2,133,219         11,900        330,969
NOVA Corp./Georgia (NON)                          44,830      1,375,721         37,752      1,158,515          5,827        178,824
Outsource International, Inc. (NON)               51,900        253,013         43,500        212,063          6,700         32,663
PeopleSoft, Inc. (NON)                            47,200      1,539,900         47,400      1,546,425          7,500        244,688
Pitney Bowes, Inc.                               105,495      5,545,081        105,390      5,539,562         16,270        855,192
ProBusiness Services, Inc. (NON)                  67,650      2,300,100         56,850      1,932,900          8,800        299,200
Provant, Inc. (NON)                               49,786        740,567         42,149        626,966          6,576         97,818
RCM Technologies, Inc. (NON)                      43,300        638,675         36,500        538,375          5,600         82,600
Renaissance Worldwide, Inc.                        6,460         84,788          5,340         70,088            820         10,763
Rental Service Corp. (NON)                        58,100      1,045,800         48,650        875,700          7,600        136,800
Ricoh Co., Ltd.  (Japan)                         155,000      1,428,676        196,000      1,806,584         40,000        368,691
Romac International, Inc. (NON)                   41,400        745,200         34,900        628,200          5,400         97,200
Vedior NV  (Netherlands)                          33,530        828,627         41,987      1,037,625          8,515        210,431
Xerox Corp.                                       60,865      5,158,309         60,705      5,144,749          9,290        787,328
                                                           ------------                  ------------                  ------------
                                                             69,488,541                    68,958,032                    10,809,467

Cable Television                                                    0.2%                          0.1%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A.GDR  (Mexico)                   6,182        119,390          7,820        151,024          1,589         30,688
Jones Intercable, Inc. (NON)                     111,800      2,781,025         94,200      2,343,225         14,600        363,175
                                                           ------------                  ------------                  ------------
                                                              2,900,415                     2,494,249                       393,863

Chemicals                                                           0.9%                          0.8%                          0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Akzo-Nobel N.V.  (Netherlands)                    69,545      2,476,358         85,220      3,034,513         17,540        624,564
Bayer AG ADR  (Germany)                           54,251      2,051,071         68,321      2,583,017         13,330        503,968
Dow Chemical Co.                                   2,400        205,050          2,400        205,050            400         34,175
du Pont (E.I.) de Nemours & Co., Ltd.             81,995      4,601,969         82,175      4,612,072         12,740        715,033
Eastman Chemical Co.                              36,620      1,847,021         37,065      1,869,406          5,765        290,772
Hoechst AG  (Germany)                             10,420        430,785         13,140        543,235          2,720        112,451
Witco Chemical Corp.                              28,675        602,175         28,120        590,520          4,340         91,140
                                                           ------------                  ------------                  ------------
                                                             12,214,429                    13,437,813                     2,372,103

Computer Equipment                                                  0.4%                          0.3%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Artesyn Technologies, Inc. (NON)                  96,800      1,669,800         81,500      1,405,875         12,600        217,350
Seagate Technology, Inc. (NON)                    58,256      1,460,041         60,197      1,508,687          9,116        228,470
Sun Microsystems, Inc. (NON)                      41,530      2,068,713         40,785      2,031,603          6,305        314,068
                                                           ------------                  ------------                  ------------
                                                              5,198,554                     4,946,165                       759,888

Computer Services and Software                                      6.3%                          4.6%                          2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Acer Inc. GDR (Taiwan) (NON)                       5,875         27,906          7,250         34,438          1,200          5,700
Activision, Inc.                                  75,000        843,750         63,200        711,000          9,800        110,250
Analysts International Corp.                      54,300      1,629,000         45,750      1,372,500          7,100        213,000
Aspect Development, Inc. (NON)                    20,100        791,438         16,900        665,438          2,600        102,375
Best Software, Inc. (NON)                         61,500      1,476,000         51,800      1,243,200          8,000        192,000
BrightStar Information Technology
Group, Inc. (NON)                                 44,900        275,013         38,100        233,363          5,700         34,913
Compaq Computer Corp.                            164,830      5,212,749        165,970      5,248,801         25,530        807,386
Complete Business Solutions, Inc. (NON)           69,800      2,006,750         58,500      1,681,875          9,200        264,500
Computer Associates Intl., Inc.                   24,224        896,288         25,108        928,996          3,788        140,156
Computer Horizons Corp. (NON)                     35,393        882,613         29,820        743,636          4,610        114,962
Computer Task Group, Inc.                         47,700      1,398,206         40,200      1,178,363          6,200        181,738
Compuware Corp. (NON)                             61,500      3,620,813         67,200      3,956,400          7,500        441,563
Data Dimensions, Inc. (NON)                       45,300        464,325         38,100        390,525          5,900         60,475
Dell Computer Corp. (NON)                         70,200      4,615,650         70,400      4,628,800         10,800        710,100
Fujitsu Ltd.  (Japan)                            276,000      2,382,444        344,000      2,969,422         69,000        595,611
Fundtech Ltd. (NON)                               52,500        564,375         44,200        475,150          6,800         73,100
Fvc.com Inc. (NON)                                46,700        437,813         39,300        368,438          6,100         57,188
GeoTel Communications Corp. (NON)                 94,010      2,526,519         69,508      1,868,028         12,260        329,488
Harbinger Corp. (NON)                             97,100        703,975         81,650        591,963         12,650         91,713
IBM Corp.                                        117,875     15,088,000        118,252     15,136,256         18,415      2,357,120
IMS Health Inc. (NON)                             51,500      3,189,781         51,600      3,195,975          7,900        489,306
Information Management Resources, Inc. (NON)      45,150      1,117,463         38,050        941,738          5,850        144,788
Inso Corp. (NON)                                  71,800      1,373,175         60,200      1,151,325          9,500        181,688
Intelligroup, Inc. (NON)                          52,772        897,124         44,472        756,024          6,920        117,640
Keane, Inc. (NON)                                 21,980        772,048         18,208        639,556          2,760         96,945
Legato Systems, Inc. (NON)                        52,800      2,712,600         44,400      2,281,050          6,900        354,488
Metro Information Services, Inc. (NON)            44,800      1,428,000         37,700      1,201,688          5,800        184,875
Microsoft Corp. (NON)                            130,000     14,308,125        130,100     14,319,131         20,000      2,201,250
NCR Corp. (NON)                                   23,419        673,296         23,802        684,308          3,702        106,433
New Era of Networks, Inc. (NON)                   20,000        815,000         16,300        664,225          2,500        101,875
Pegasus Systems, Inc. (NON)                       38,400        492,000         32,100        411,281          4,800         61,500
Peregrine Systems, Inc. (NON)                     75,700      3,046,925         63,795      2,567,749          9,900        398,475
Pinnacle Systems, Inc. (NON)                      21,100        548,600         17,700        460,200          2,700         70,200
SPR Inc. (NON)                                    37,800        869,400         32,950        757,850          5,050        116,150
Software AG Systems, Inc. (NON)                   62,200      1,057,400         52,400        890,800          8,100        137,700
Spyglass, Inc. (NON)                              63,900        814,725         53,800        685,950          8,300        105,825
Summit Design, Inc. (NON)                         89,300        636,263         75,200        535,800         11,600         82,650
3Com Corp. (NON)                                  41,465      1,246,542         42,270      1,270,742          6,590        198,112
Visual Networks, Inc. (NON)                       44,800      1,220,800         37,700      1,027,325          5,800        158,050
                                                           ------------                  ------------                  ------------
                                                             83,062,894                    78,869,309                    12,191,288

Conglomerates                                                       0.6%                          0.6%                          0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Axia Holding Inc. 144A                               225          3,375
BTR PLC  (United Kingdom)                        566,300      1,022,037        672,500      1,213,703        144,164        260,181
Granada Group PLC  (United Kingdom)              165,400      2,079,018        206,000      2,589,346         41,900        526,668
Ogden Corp.                                        8,193        232,988          8,386        238,477          1,322         37,594
Securicor Group PLC  (United Kingdom)            211,856      1,371,961        281,600      1,823,617         54,583        353,475
Temple Inland, Inc.                                8,900        426,088          9,300        445,238          1,400         67,025
Tomkins PLC  (United Kingdom)                    518,434      2,430,489        661,836      3,102,777        133,296        624,910
United Technologies Corp.                          3,435        262,563          3,600        275,175            555         42,423
                                                           ------------                  ------------                  ------------
                                                              7,828,519                     9,688,333                     1,912,276

Consumer Durable Goods                                              0.3%                          0.2%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Bebe Stores, Inc. (NON)                           39,700        637,681         33,400        536,488          5,200         83,525
Hasbro, Inc.                                      30,900        911,550         30,335        894,883          4,880        143,960
Home Choice Holdings Inc. (NON)                   93,700      1,223,956         78,900      1,030,631         12,200        159,363
Rubbermaid, Inc.                                  38,325        917,405         37,415        895,622          6,025        144,223
                                                           ------------                  ------------                  ------------
                                                              3,690,592                     3,357,624                       531,071

Consumer Non Durables                                               1.6%                          1.4%                          0.6%
-----------------------------------------------------------------------------------------------------------------------------------
B A T Industries PLC  (United Kingdom)           128,952        959,933        162,055      1,206,356         34,065        253,584
Clorox Co.                                        44,150      3,642,375         44,395      3,662,588          6,945        572,963
Colgate-Palmolive Co.                            100,595      6,890,758        100,765      6,902,403         15,605      1,068,943
Estee Lauder Cos. Class A                         49,700      2,547,125         50,000      2,562,500          7,800        399,750
Hedstrom Holdings, Inc. 144A                         910          1,138          2,729          3,411            910          1,138
KAO Corp.  (Japan)                               120,000      1,913,680        151,000      2,408,047         31,000        494,367
Kimberly-Clark Corp.                              26,400      1,069,200         26,800      1,085,400          4,000        162,000
Onward Kashiyama Co. Ltd.  (Japan)                43,000        527,513         56,000        686,993         12,000        147,213
RJR Nabisco Holdings Corp.                        63,280      1,593,865         64,600      1,627,113          9,800        246,838
Svenska Cellulosa AB Class B,  (Sweden)           80,061      1,578,510        101,701      2,005,171         21,660        427,056
U.S.A. Floral Products, Inc. (NON)                14,800         90,650         12,600         77,175          2,000         12,250
Wesley Jessen VisionCare, Inc. (NON)              39,400        837,250         33,200        705,500          5,100        108,375
                                                           ------------                  ------------                  ------------
                                                             21,651,997                    22,932,657                     3,894,477

Consumer Products                                                   1.1%                          0.8%                          0.4%
-----------------------------------------------------------------------------------------------------------------------------------
French Fragrances Inc. (NON)                      82,500        598,125         69,500        503,875         10,800         78,300
Home Products International, Inc. (NON)           22,900        194,650         19,600        166,600          3,200         27,200
Media Arts Group, Inc. (NON)                      49,300        449,863         41,200        375,950          6,400         58,400
Philip Morris Cos., Inc.                         271,880     12,523,473        273,025     12,576,214         42,505      1,957,887
Weider Nutrition International, Inc.              46,400        269,700         39,100        227,269          5,900         34,294
                                                           ------------                  ------------                  ------------
                                                             14,035,811                    13,849,908                     2,156,081

Consumer Services                                                   1.8%                          1.3%                          0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Ambassadors International, Inc. (NON)             66,100      1,189,800         55,700      1,002,600          8,600        154,800
AmeriKing, Inc. (NON)                                 50          2,000            100          4,000             --             --
America Online, Inc. (NON)                        21,800      2,425,250         21,900      2,436,375          3,400        378,250
Bright Horizons Family Solutions, Inc. (NON)      36,371        772,884         30,621        650,691          4,770        101,363
Carey International, Inc. (NON)                   57,400        861,000         48,300        724,500          7,500        112,500
Gannett Co., Inc.                                 41,000      2,196,063         41,100      2,201,419          6,400        342,800
Global Vacation Group, Inc. (NON)                 68,700        493,781         57,900        416,156          9,000         64,688
Interpublic Group Cos. Inc.                       83,100      4,482,206         83,700      4,514,569         13,000        701,188
Market Facts, Inc. (NON)                          64,400      1,787,100         54,200      1,504,050          8,400        233,100
MemberWorks Inc. (NON)                            45,400        703,700         38,200        592,100          5,950         92,225
Morton's Restaurant Group, Inc. (NON)             19,800        425,700         16,700        359,050          2,600         55,900
On Assignment, Inc. (NON)                         79,900      2,956,300         67,300      2,490,100         10,400        384,800
PJ  America Inc. (NON)                            25,400        390,525         21,400        329,025          3,300         50,738
Rent-Way, Inc.                                   106,000      2,610,250         89,300      2,199,013         13,800        339,825
Steiner Leisure Ltd. (NON)                        26,300        410,938         22,200        346,875          3,450         53,906
Strayer Education, Inc.                           49,750      1,299,719         41,700      1,089,413          6,550        171,119
Travel Services International, Inc. (NON)         49,900        676,769         41,900        568,269          6,500         88,156
                                                           ------------                  ------------                  ------------
                                                             23,683,985                    21,428,205                     3,325,358

Education Services                                                  0.2%                          0.1%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Career Education Corp. (NON)                      52,300      1,144,063         44,000        962,500          6,800        148,750
Education Management Corp. (NON)                  51,400      1,824,700         43,800      1,554,900          7,100        252,050
                                                           ------------                  ------------                  ------------
                                                              2,968,763                     2,517,400                       400,800

Electronics and Electrical Equipment                                3.8%                          3.1%                          1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Lighting Technologies, Inc. (NON)        21,000        178,500         17,800        151,300          2,800         23,800
Applied Micro Circuits Corp. (NON)                45,100        670,863         37,800        562,275          6,000         89,250
ATMI, Inc.                                        43,600        604,950         36,700        509,213          5,700         79,088
Cookson Group PLC  (United Kingdom)              174,633        323,328        220,856        408,909         44,716         82,791
Delaware Global Technologies Corp. (NON)          74,898        552,373         63,808        470,584          9,076         66,936
Emerson Electric Co.                              54,090      3,367,103         54,305      3,380,486          8,380        521,655
General Electric Co.                             198,600     15,801,113        203,400     16,183,013         31,430      2,500,649
Harmonic Lightwaves, Inc. (NON)                   86,400      1,058,400         73,700        902,825         11,300        138,425
Hon Hai Precision Industry  (Taiwan) (NON)         7,200         32,211          8,800         39,368             --             --
Iberdola S.A.  (Spain) (NON)                      68,273      1,139,168         87,000      1,451,637         16,620        277,313
Intel Corp.                                      104,935      8,998,176        105,195      9,020,471         16,360      1,402,870
Micrel, Inc. (NON)                                19,700        522,050         16,550        438,575          2,650         70,225
Molins PLC  (United Kingdom)                          --             --         38,100         77,660          7,461         15,208
Motorola, Inc.                                    49,280      2,103,640         49,280      2,103,640          7,675        327,627
Omron Corp.  (Japan)                             106,000      1,050,695        118,000      1,169,642         23,000        227,981
Philips Electronics N.V.  (Netherlands)           43,918      2,369,089         54,781      2,955,076         11,743        633,458
Photronics, Inc. (NON)                            19,000        242,250         15,900        202,725          2,500         31,875
Premier Farnell PLC  (United Kingdom)             14,700         37,454         18,700         47,646          3,992         10,171
QLogic Corp.                                      23,000      1,500,750         19,400      1,265,850          3,000        195,750
Rohm Co. Ltd.  (Japan)                             6,000        570,593          7,000        665,691          2,000        190,198
STMicroelectronics N.V. ADR  (France) (NON)       37,074      1,666,013         47,003      2,112,197          9,648        433,557
Samsung Electronics Co.  (South Korea)               969         26,519            972         26,601            206          5,638
Siebe PLC  (United Kingdom)                      351,676      1,134,978        443,628      1,431,738         90,340        291,558
Sipex Corp. (NON)                                 19,400        492,275         16,200        411,075          2,500         63,438
Sony Corp.  (Japan)                               24,500      1,700,842         30,800      2,138,200          6,400        444,301
Texas Instruments, Inc.                           88,990      4,694,223         88,160      4,650,440         13,910        733,753
                                                           ------------                  ------------                  ------------
                                                             50,837,556                    52,776,837                     8,857,515

Energy-Related                                                      0.1%                          0.1%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
KTI, Inc. (NON)                                   55,700      1,016,525         46,900        855,925          7,300        133,225

Entertainment                                                       1.6%                          1.2%                          0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Carnival Corp. Class A                           133,900      4,259,694        134,600      4,281,963         21,000        668,063
Cinar Films, Inc. Class B,  (Canada) (NON)        52,500        941,719         44,200        792,838          6,800        121,975
Family Golf Centers, Inc. (NON)                   62,900      1,116,475         53,000        940,750          8,200        145,550
Time Warner, Inc.                                 92,525      8,101,720         93,015      8,144,606         14,454      1,265,628
Viacom, Inc. Class B (NON)                       109,700      6,362,600        109,910      6,374,780         16,940        982,520
Vistana, Inc. (NON)                               64,600        831,725         54,800        705,550          8,100        104,288
                                                           ------------                  ------------                  ------------
                                                             21,613,933                    21,240,487                     3,288,024

Environmental Control                                               1.1%                          0.9%                          0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Casella Waste Systems, Inc. (NON)                 33,400      1,135,600         28,100        955,400          4,400        149,600
Superior Services, Inc. (NON)                     74,100      2,088,694         62,400      1,758,900          9,700        273,419
Vivendi  (France)                                 20,803      4,148,259         25,903      5,165,234          5,317      1,060,246
Waste Management, Inc. (NON)                     142,020      6,825,836        141,880      6,819,168         21,875      1,051,367
                                                           ------------                  ------------                  ------------
                                                             14,198,389                    14,698,702                     2,534,632

Food and Beverages                                                  2.4%                          2.0%                          0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                         71,560      3,864,240         71,835      3,879,090         11,080        598,320
AquaPenn Spring Water Company, Inc. (NON)         32,400        172,125         28,100        149,281          4,200         22,313
Bass PLC  (United Kingdom)                       189,402      2,268,114        238,966      2,861,649         49,452        592,194
Celestial Seasonings, Inc. (NON)                  43,500        657,938         37,100        561,138          5,500         83,188
Coca-Cola Femsa S.A. ADR  (Mexico)                14,300        174,281         18,100        220,594          3,700         45,094
ConAgra, Inc.                                     24,900        670,744         26,100        703,069          3,900        105,056
General Mills, Inc.                               25,635      1,794,450         25,815      1,807,050          3,920        274,400
Greencore Group PLC  (Ireland)                   223,053        816,168        266,236        974,177         55,955        204,744
Hain Food Group, Inc. (The) (NON)                 65,600        984,000         55,200        828,000          8,500        127,500
Heinz (H.J.) Co.                                  68,700      3,512,288         69,000      3,527,625         10,700        547,038
McDonald's Corp.                                  42,460      2,534,331         42,600      2,542,688          6,680        398,713
NBTY, Inc.                                        35,800        281,925         30,200        237,825          4,700         37,013
Nabisco Holdings Corp. Class A                    11,562        415,509         11,364        408,394          1,703         61,202
Nestle S.A. (Switzerland)                          2,957      5,901,143          3,717      7,417,839            757      1,510,709
PepsiCo, Inc.                                      1,400         41,213          1,500         44,156            200          5,888
Sara Lee Corp.                                    60,300      3,256,200         60,700      3,277,800          9,300        502,200
The Quaker Oats Co.                               42,389      2,500,951         42,078      2,482,602          6,590        388,810
Whitman Corp.                                     69,085      1,101,042         67,755      1,079,845         10,850        172,922
Wild Oats Markets, Inc. (NON)                     14,200        385,175         11,600        314,650          1,800         48,825
                                                           ------------                  ------------                  ------------
                                                             31,331,837                    33,317,472                     5,726,129

Funeral/Cemetery Services                                           0.2%                          0.1%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Equity Corporation International (NON)            89,750      2,019,375         75,650      1,702,125         11,700        263,250

Health Care                                                         1.2%                          0.9%                          0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Alternative Living Services, Inc. (NON)            6,500        173,875          5,500        147,125            800         21,400
American Oncology Resources, Inc. (NON)           94,600        957,825         79,700        806,963         12,300        124,538
Cardinal Health, Inc.                             44,000      4,543,000         44,300      4,573,975          6,850        707,263
CareMatrix Corp. (NON)                            42,400        964,600         35,700        812,175          5,500        125,125
Columbia/HCA Healthcare Corp.                     26,200        525,638         26,000        521,625          3,900         78,244
HEALTHSOUTH Corp. (NON)                          125,800      1,328,763        124,100      1,310,806         19,800        209,138
NCS HealthCare, Inc. Class A (NON)                26,100        460,013         22,000        387,750          3,400         59,925
Pediatrix Medical Group, Inc. (NON)                7,700        345,538          6,200        278,225          1,100         49,363
Province Healthcare Co. (NON)                     39,000      1,328,438         32,800      1,117,250          5,100        173,719
Renal Care Group, Inc. (NON)                      49,725      1,274,203         41,900      1,073,688          6,525        167,203
SteriGenics International, Inc. (NON)             52,300      1,144,063         44,000        962,500          6,800        148,750
Sunrise Assisted Living, Inc. (NON)               30,600      1,049,963         26,000        892,125          4,000        137,250
Tenet Healthcare Corp. (NON)                      48,100      1,382,875         49,300      1,417,375          7,400        212,750
United Healthcare Corp.                            9,600        336,000         10,100        353,500          1,500         52,500
Wellpoint Health Networks, Inc. (NON)             11,360        636,870         11,586        649,540          1,748         97,997
                                                           ------------                  ------------                  ------------
                                                             16,451,664                    15,304,622                     2,365,165
Hospital Management and
Medical Services                                                    0.4%                          0.2%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
AmSurg Corp. (NON)                                56,600        389,125         47,700        327,938          7,400         50,875
Centennial HealthCare Corp. (NON)                 47,900        381,703         40,400        321,938          6,200         49,406
First Consulting Group, Inc. (NON)                37,300        638,763         31,400        537,725          4,900         83,913
Medical Manager Corp. (NON)                       23,000        526,125         19,300        441,488          3,000         68,625
Medquist, Inc. (NON)                              89,200      2,820,950         74,700      2,362,388         11,800        373,175
                                                           ------------                  ------------                  ------------
                                                              4,756,666                     3,991,477                       625,994

Insurance and Finance                                              12.8%                         10.8%                          5.0%
-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Holding N.V.  (Netherlands)              98,470      1,679,893        125,779      2,145,783         25,850        435,541
Aetna Inc.                                         7,300        507,350          7,700        535,150          1,100         76,450
Ahmanson (H.F.) & Co.                              2,300        127,650          2,400        133,200            400         22,200
AGF (Assurances Generales de France)
(France)                                          21,745      1,200,587         25,231      1,393,056          5,107        281,968
Allianz Versicherungs AG  (Germany) (NON)          4,032      1,251,394          4,551      1,412,473            918        284,916
Allied Irish Banks PLC  (Ireland)                267,664      3,917,611        334,827      4,900,628         66,718        976,505
Allied Zurich AG  (United Kingdom) (NON)         155,052      1,585,495        195,955      2,003,752         40,465        413,778
Allstate Corp.                                    55,992      2,334,167         55,828      2,327,330          8,728        363,849
American Express Co.                              60,590      4,703,299         63,250      4,909,781          9,430        732,004
American General Corp.                            58,270      3,721,996         58,515      3,737,646          9,055        578,388
American International Group, Inc.                68,725      5,291,825         74,300      5,721,100         11,550        889,350
AON Corp.                                         45,010      2,903,145         44,935      2,898,308          6,955        448,598
Associates First Capital Corp.                    27,300      1,781,325         27,500      1,794,375          4,300        280,575
Axa S.A.  (Mexico) (NON)                           9,095        833,673         11,477      1,052,014          2,341        214,583
Banc One Corp.                                     9,000        383,625          8,900        379,363          1,400         59,675
Banca Popolare di Bergamo  (Italy)                20,900        424,252         26,300        533,868          5,400        109,616
Banca Popolare di Brescia  (Italy)                20,100        378,738         25,200        474,837          5,100         96,098
Banca Popolare di Milano  (Italy)                 58,200        420,292         73,200        528,616         14,900        107,601
Banco Frances del Rio de la Plata ADR
(Argentina)                                          793         15,364             --             --             --             --
Banco Frances del Rio de la Plata
S.A. ADR  (Argentina)                             58,009        371,335         74,731        478,378         16,414        105,071
Bank Sinopac  (Taiwan) (NON)                      28,490         12,246         34,650         14,893             --             --
Bank of Ireland  (Ireland) (NON)                 187,661      3,335,236        237,291      4,217,298         48,204        856,708
Bank of Nova Scotia  (Canada)                    129,350      2,114,253        170,906      2,793,502         33,402        545,963
BankAmerica Corp.                                130,565      7,850,221        130,650      7,855,331         10,725      1,228,054
BankBoston Corp.                                  75,815      2,501,895         76,005      2,508,165         11,840        390,720
Bankers Trust New York Corp. (CUS)                38,840      2,291,560         38,865      2,293,035          6,030        355,770
Banque Nationale de Paris (France)                49,879      2,673,713         63,808      3,420,362         12,692        680,342
Bayerische Vereinsbank AG (Germany)               13,910      1,025,123         17,540      1,292,642          3,580        263,835
CIGNA Corp.                                       54,710      3,617,699         54,810      3,624,311          8,455        559,087
Chase Manhattan Corp.                             46,190      1,997,718         46,565      2,013,936          7,267        314,298
Cie Finance Richemont                                850      1,090,217          1,073      1,376,239            219        280,891
Citicorp                                          36,590      3,400,583         36,805      3,420,565          5,705        530,208
Comerica, Inc.                                    57,000      3,124,313         57,300      3,140,756          8,900        487,831
Commonwealth Bank of Australia
(Australia)                                       95,139      1,128,499        112,812      1,338,129         24,082        285,651
Conseco Inc.                                     117,700      3,597,206        118,900      3,633,881         18,400        562,350
Credit Commercial de France  (France)              8,500        546,761         10,830        696,637          2,200        141,514
Deutsche Bank AG (Germany)                        35,166      1,818,350         44,426      2,297,162          9,221        476,796
Equitable Companies, Inc. (The)                   48,040      1,987,655         48,080      1,989,310          7,356        304,355
Fannie Mae                                        61,765      3,968,401         62,075      3,988,319          9,620        618,085
Federal Home Loan Mortgage Corp.                 141,700      7,005,294        142,300      7,034,956         22,300      1,102,456
Fifth Third Bancorp                               49,550      2,849,125         51,300      2,949,750          7,900        454,250
First Chicago NBD Corp.                           57,195      3,917,858         57,290      3,924,365          8,955        613,418
First Tennessee National Corp.                     4,625        126,320          4,850        132,466            750         20,484
First Union Corp.                                 25,600      1,310,400         26,040      1,332,923          3,920        200,655
Firstar Corp.                                     51,600      2,612,250         51,800      2,622,375          8,000        405,000
Fleet Financial Group, Inc.                       28,010      2,056,984         28,135      2,066,164          4,380        321,656
ForeningsSparbanken AB (Sweden)                   22,918        524,740         27,300        625,072          5,279        120,870
Fubon Insurance Co. GDR (Taiwan) (NON)                --             --             --             --            800          7,940
Gilman & Ciocia, Inc. (NON)                       61,500        384,375         51,800        323,750          8,000         50,000
Haci Omer Sabanci Holdings  (Turkey)              25,200         91,980         24,920         90,970          5,110         18,652
Haci Omer Sabanci Holdings 144A AS
(Turkey)                                          28,800        104,400         28,480        103,240          5,840         21,170
Hartford Financial Services Group                 14,800        702,075         15,000        711,563          2,400        113,850
HealthCare Financial Partners, Inc. (NON)         16,700        701,400         14,100        592,200          2,200         92,400
Huntington Bancshares, Inc.                        5,000        125,625          5,245        131,781            810         20,351
Inspire Insurance Solutions, Inc. (NON)           95,900      2,265,638         80,900      1,911,263         12,350        291,769
Internationale Nederlanden Groep
(Netherlands)                                     65,394      2,950,654         81,323      3,669,389         17,277        779,559
Istituto Nazionale delle Assicurazioni
(Italy)                                          384,000        978,728        483,100      1,231,314         98,400        250,800
Julius Baer Holdings AG  (Switzerland)               685      1,613,225            794      1,869,928            176        414,493
KeyCorp                                           35,756      1,032,455         36,933      1,066,440          5,634        162,682
Lehman Brothers Holding, Inc.                     38,845      1,097,371         38,480      1,087,060          6,200        175,152
MBNA Corp.                                       136,100      3,895,863        136,962      3,920,537         21,300        609,713
Mercantile Bancorpation, Inc.                     34,830      1,684,901         34,675      1,677,403          5,440        263,160
Merrill Lynch & Co., Inc.                         20,680        979,715         20,405        966,687          3,185        150,889
Morgan (J.P.) & Co., Inc.                         29,970      2,536,211         30,120      2,548,905          4,660        394,353
Morgan Stanley, Dean Witter,  Discover
and Co.                                            9,940        428,041         10,435        449,357          1,585         68,254
Munich Re  (Germany) (NON)                         2,534      1,118,968          3,147      1,389,658            622        274,664
National City Corp.                               24,700      1,628,656         24,400      1,608,875          3,900        257,156
National Westminster Bancorp Inc.
(United Kingdom)                                 101,403      1,360,721        127,300      1,708,231         25,700        344,867
NationsBank Corp.                                 24,825      1,328,138         25,200      1,348,200          3,840        205,440
Nikko Securities Co. Ltd.  (Japan)               592,000      1,268,881        763,000      1,635,399        153,000        327,937
Nordbanken Holding AG  (Sweden)                  116,741        668,237        134,450        769,605         26,826        153,555
Norwest Corp.                                     71,220      2,550,566         73,600      2,635,800         11,350        406,472
PNC Bank Corp.                                    48,690      2,191,050         49,025      2,206,125          7,607        342,315
Promise Co., Ltd.  (Japan)                        26,300      1,183,212         33,100      1,489,137          6,800        305,925
Reinsurance Group America, Inc.                   44,950      2,649,241         37,915      2,234,615          5,820        343,016
Royal & Sun Alliance Insurance Group
PLC  (United Kingdom)                            200,911      1,740,464        242,269      2,098,741         48,064        416,372
Royal Bank of Canada  (Canada)                    12,074        488,644         14,734        596,296          3,054        123,598
Societe Generale  (France)                        15,544      1,721,988         19,810      2,194,582          4,149        459,633
Southtrust Corp.                                  29,950      1,046,378         31,000      1,083,063          5,250        183,422
Star Banc Corp.                                   23,500      1,553,938         23,700      1,567,163          3,700        244,663
Summit Bancorp                                    15,390        577,125         15,470        580,125          2,395         89,813
SunAmerica, Inc.                                  76,000      4,636,000         76,200      4,648,200         11,700        713,700
Svenska Handelsbanken  (Sweden)                   35,650      1,333,219         41,442      1,549,825          8,456        316,233
TeleBanc Financial Corp. (NON)                    38,000        612,750         32,000        516,000          5,000         80,625
Travelers Group, Inc.                            176,045      6,601,688        176,870      6,632,625         27,620      1,035,750
United Bank of Switzerland AG
(Switzerland)                                     14,513      2,839,500         18,209      3,562,630          3,650        714,130
Unidanmark AS  (Denmark)                          10,400        753,979         11,704        848,517          2,388        173,125
Washington Mutual, Inc.                           60,930      2,056,388         61,235      2,066,681          9,526        321,503
Wells Fargo & Co.                                 10,116      3,591,180         10,063      3,572,365          1,555        552,025
Yapi ve Kredi Bankasi A.S. GDR  (Turkey) (NON)    13,588        146,071         16,669        179,192          2,765         29,724
Zurich Allied AG  (Switzerland)                    1,856        923,965          2,389      1,189,307            472        234,974
                                                           ------------                  ------------                  ------------
                                                            170,461,240                   182,224,946                    31,133,837

Medical Supplies and Devices                                        2.2%                          1.7%                          0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                       103,270      6,144,565        103,540      6,160,630         16,115        958,843
CN Biosciences, Inc. (NON)                        26,100        639,450         22,000        539,000          3,400         83,300
Horizon Medical Products, Inc. (NON)              46,500        273,188         39,100        229,713          6,100         35,838
Igen, Inc. (NON)                                  25,900        731,675         21,800        615,850          3,400         96,050
McKesson Corp.                                    20,500      1,878,313         20,800      1,905,800          3,300        302,363
Minimed, Inc. (NON)                               29,200      1,927,200         24,600      1,623,600          3,800        250,800
ResMed Inc. (NON)                                  2,600        135,200          2,200        114,400            300         15,600
Sabratek Corp. (NON)                              57,800      1,307,725         48,700      1,101,838          7,500        169,688
Theargenics Corp. (NON)                           70,700      1,003,056         59,500        844,156          9,200        130,525
Tyco International Ltd. (NON)                    230,000     12,694,000        230,600     12,740,650         35,500      1,961,375
Xomed Surgical Products Inc. (NON)                64,600      2,656,675         54,400      2,237,200          8,400        345,450
                                                           ------------                  ------------                  ------------
                                                             29,391,047                    28,112,837                     4,349,832

Metals and Mining                                                   0.2%                          0.2%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Aluminum Co. of America                            8,800        624,800          8,700        617,700          1,300         92,300
Freeport-McMoRan Copper & Gold Co.,
Inc. Class A                                      21,600        252,450         22,700        265,306          3,400         39,738
Freeport-McMoRan Copper & Gold Co.,
Inc. Class B                                      14,400        171,000         15,100        179,313          2,300         27,313
Rio Tinto PLC  (Australia)                       117,948      1,405,431        148,018      1,763,735         31,191        371,662
                                                           ------------                  ------------                  ------------
                                                              2,453,681                     2,826,054                       531,013

Oil and Gas                                                         4.0%                          3.4%                          1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Amoco Corp.                                       47,975      2,584,653         48,853      2,631,955          7,464        402,123
Atlantic Richfield Co.                            50,975      3,616,039         51,235      3,634,483          7,945        563,598
British Petroleum Co. PLC
(United Kingdom)                                 186,329      2,848,486        236,310      3,612,565         45,656        697,962
British Petroleum PLC ADR
(United Kingdom)                                  16,910      1,475,398         16,543      1,443,377          2,595        226,414
Burlington Resources Inc.                          6,604        246,825          6,899        257,850          1,007         37,637
Burmah Castrol PLC  (United Kingdom)             152,356      2,163,500        199,206      2,828,784         38,942        552,988
Chevron, Inc.                                     28,685      2,411,333         28,495      2,395,361          4,410        370,716
Coastal Corp.                                     33,100      1,117,125         32,500      1,096,875          5,200        175,500
Elf Aquitaine S.A.  (France) (NON)                25,568      3,156,825         31,243      3,857,505          6,453        796,738
Enron Corp.                                       14,500        765,781         14,400        760,500          2,200        116,188
Ente Nazionale Idrocarburi  SPA  (Italy)         354,226      2,175,416        472,143      2,899,589         88,139        541,291
Exxon Corp.                                      209,120     14,677,610        209,730     14,720,424         32,275      2,265,302
Halliburton Co.                                   45,846      1,309,476         45,419      1,297,280          7,185        205,222
Kerr-McGee Corp.                                  25,895      1,178,223         25,370      1,154,335          4,030        183,365
Mobil Corp.                                       49,900      3,789,281         50,300      3,819,656          7,800        592,313
Occidental Petroleum Corp.                        27,200        584,800         27,600        593,400          4,300         92,450
Schlumberger Ltd.                                 21,845      1,099,077         22,020      1,107,881          3,365        169,302
Sonat, Inc.                                       62,560      1,868,980         63,060      1,883,918          9,900        295,763
Texaco, Inc.                                      17,400      1,090,763         17,500      1,097,031          2,700        169,256
Tosco Corp.                                       58,700      1,262,050         59,060      1,269,790          9,080        195,220
Total Corp. Class B,  (France)                    28,786      3,631,297         37,534      4,734,840          7,770        980,120
                                                           ------------                  ------------                  ------------
                                                             53,052,938                    57,097,399                     9,629,468

Paper and Forest Products                                           0.2%                          0.2%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Boise Cascade Corp.                               33,740        854,044         33,080        837,338          5,140        130,106
Fort James Corp.                                  11,200        367,500         11,000        360,938          1,700         55,781
Weyerhaeuser Co.                                  37,160      1,567,688         37,980      1,602,281          5,805        244,898
                                                           ------------                  ------------                  ------------
                                                              2,789,232                     2,800,557                       430,785

Pharmaceuticals                                                     6.8%                          5.5%                          2.4%
-----------------------------------------------------------------------------------------------------------------------------------
American Home Products Corp.                     102,715      5,379,698        103,150      5,402,481         15,940        834,858
Bristol-Myers Squibb Co.                         126,195     13,108,506        126,570     13,147,470         19,895      2,066,593
Coulter Pharmaceutical, Inc. (NON)                74,200      1,845,725         62,400      1,552,200          9,700        241,288
Glaxo Wellcome PLC  (United Kingdom)              43,001      1,268,731         54,245      1,600,481         11,262        332,282
Johnson & Johnson                                 18,290      1,431,193         17,920      1,402,240          2,850        223,013
Lilly (Eli) & Co.                                 81,900      6,413,794         82,300      6,445,119         12,900      1,010,231
Medicis Pharmaceutical Corp. Class A (NON)        52,650      2,086,256         44,350      1,757,369          6,750        267,469
Merck & Co., Inc.                                 50,450      6,536,428         50,550      6,549,384          7,780      1,007,996
Natural Alternatives International, Inc. (NON)    43,600        534,100         36,300        444,675          5,600         68,600
Novartis AG  ADR  (Switzerland)                    2,092      3,363,875          2,640      4,245,043            546        877,952
Pfizer, Inc.                                     108,200     11,462,438        108,700     11,515,406         17,100      1,811,531
Pharmacia & Upjohn, Inc.                         178,325      8,949,686        178,800      8,973,525         27,753      1,392,854
Pharmacia & Upjohn, Inc. Depository
Shares  (Sweden)                                  85,629      4,291,525        107,918      5,408,598         21,997      1,102,438
Sankyo Co., Ltd.  (Japan)                         58,000      1,281,346         74,000      1,634,821         16,000        353,475
Schering-Plough Corp.                            104,900     10,863,706        105,300     10,905,131         16,500      1,708,781
Trimeris, Inc. (NON)                              15,300         76,500         12,900         64,500          2,000         10,000
Warner-Lambert Co.                               156,800     11,838,400        158,100     11,936,550         23,300      1,759,150
                                                           ------------                  ------------                  ------------
                                                             90,731,907                    92,984,993                    15,068,511

Photography                                                         0.5%                          0.4%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Canon, Inc.  (Japan)                              75,000      1,519,751         95,000      1,925,018         19,000        385,004
Eastman Kodak Co.                                 42,960      3,321,345         42,975      3,322,505          6,650        514,128
Fuji Photo Film Co.  (Japan)                      48,000      1,650,329         61,000      2,097,293         12,000        412,582
                                                           ------------                  ------------                  ------------
                                                              6,491,425                     7,344,816                     1,311,714

Publishing                                                          0.4%                          0.3%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Consolidated Graphics, Inc. (NON)                 22,800        866,400         19,100        725,800          3,000        114,000
McGraw-Hill, Inc.                                 21,120      1,673,760         21,320      1,689,610          3,300        261,525
Times Mirror Co. Class A                          43,717      2,322,466         44,060      2,340,688          6,875        365,234
                                                           ------------                  ------------                  ------------
                                                              4,862,626                     4,756,098                       740,759

Real Estate                                                         0.1%                          0.1%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Equity Residential Properties Trust (R)           15,792        666,225         16,080        678,375          2,498        105,384
Starwood Lodging Trust                            27,752        846,436         27,908        851,194          4,275        130,357
                                                           ------------                  ------------                  ------------
                                                              1,512,661                     1,529,569                       235,741

Retail                                                              6.3%                          4.9%                          2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Aoyamma Trading Co. Ltd.  (Japan)                  3,100         65,991          3,800         80,892            700         14,901
CVS Corp.                                        229,500     10,054,969        231,364     10,136,635         35,894      1,572,606
Coldwater Creek Inc. (NON)                        45,500        864,500         37,800        718,200          5,600        106,400
Cost Plus, Inc. (NON)                             35,300        939,863         29,800        793,425          4,600        122,475
Costco Companies, Inc. (NON)                     127,500      6,040,313        127,900      6,059,263         19,700        933,288
Dayton Hudson Corp.                              198,700      7,103,525        199,855      7,144,816         30,645      1,095,559
Dixons Group PLC  (United Kingdom)               157,130      1,609,413        186,000      1,905,116         35,700        365,659
Federated Department Stores, Inc. (NON)            4,000        145,500          4,000        145,500            600         21,825
Hibbett Sporting Goods, Inc. (NON)                44,000      1,102,750         37,100        929,819          5,700        142,856
Home Depot, Inc. (The)                           141,600      5,593,200        142,000      5,609,000         21,800        861,100
Hot Topic, Inc. (NON)                             15,000        217,500         13,900        201,550          2,000         29,000
Jones Apparel Group, Inc. (NON)                  105,100      2,410,731        105,300      2,415,319         16,200        371,588
K mart Corp.                                     172,055      2,053,907        172,065      2,054,026         26,635        317,955
Koninklijke Ahold N.V.  (Netherlands)             64,660      1,934,714         81,123      2,427,309         17,136        512,732
Linens 'N Things, Inc. (NON)                      97,500      2,681,250         82,000      2,255,000         13,000        357,500
Marks & Spencer PLC  (United Kingdom)             40,800        313,249         51,100        392,329         10,800         82,919
May Department Stores Co.                         21,700      1,117,550         21,800      1,122,700          3,300        169,950
99 Cents Only Stores (NON)                        34,875      1,379,742         29,400      1,163,138          4,550        180,009
Office Depot, Inc. (NON)                          95,500      2,142,781         95,600      2,145,025         14,700        329,831
Penney (J.C.) Co., Inc.                           27,600      1,240,275         27,075      1,216,683          4,305        193,456
Piercing Pagoda, Inc. (NON)                       41,150        473,225         34,650        398,475          5,400         62,100
President Chain Store Corp.  (Taiwan)                688          2,022            756          2,222             --             --
Rexall Sundown, Inc. (NON)                        81,500      1,258,156         68,200      1,052,838         10,800        166,725
Safeway, Inc. (NON)                              137,900      6,395,113        138,600      6,427,575         21,700      1,006,338
Sears, Roebuck & Co.                              52,815      2,333,763         52,430      2,316,751          8,220        363,221
TJX Cos., Inc. (The)                             223,500      3,981,094        225,000      4,007,813         35,000        623,438
The Men's Wearhouse, Inc. (NON)                   65,200      1,124,700         54,975        948,319          8,500        146,625
The North Face, Inc. (NON)                        51,800        673,400         43,600        566,800          6,800         88,400
Toys "R" Us (NON)                                 90,720      1,468,530         90,625      1,466,992         14,025        227,030
Vendex International N.V.  (Netherlands)          33,630      1,251,116         43,849      1,631,287          8,629        321,019
Wal-Mart Stores, Inc.                            183,200     10,007,300        184,500     10,078,313         28,700      1,567,738
Walgreen Co.                                     133,300      5,873,531        133,500      5,882,344         20,600        907,688
                                                           ------------                  ------------                  ------------
                                                             83,853,673                    83,695,474                    13,261,931

Specialty Consumer Products                                         0.3%                          0.2%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Action Performance Cos., Inc. (NON)               49,100      1,325,700         41,400      1,117,800          6,400        172,800
Central Garden and Pet Co. (NON)                  58,800      1,087,800         49,500        915,750          7,700        142,450
Gucci Group N.V.  (Netherlands)                      900         32,513          1,100         39,738            300         10,838
Guitar Center, Inc. (NON)                         71,000      1,331,250         61,200      1,147,500          9,100        170,625
Lumen Technologies, Inc. (NON)                    43,600        218,000         36,600        183,000          5,400         27,000
                                                           ------------                  ------------                  ------------
                                                              3,995,263                     3,403,788                       523,713

Telecommunications                                                  5.4%                          4.5%                          2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Communication Systems, Inc. (NON)        38,000        358,625         32,000        302,000          5,000         47,188
Airtouch Communications, Inc. (NON)               76,300      4,349,100         76,500      4,360,500         11,800        672,600
Alcatel Alsthom CGE S.A.  (France)                 5,600        498,303          7,100        631,776          1,450        129,025
American Telephone & Telegraph Co.                96,375      5,631,914         96,440      5,635,713         15,000        876,563
Ascend Communications, Inc. (NON)                 49,700      2,261,350         50,000      2,275,000          7,800        354,900
Black Box Corp. (NON)                             40,700        986,975         34,250        830,563          5,300        128,525
Cable & Wireless Communications
(United Kingdom) (NON)                               100            679             --             --             --             --
Cable & Wireless PLC  (United Kingdom)           218,700      2,084,024        275,500      2,625,280         56,000        533,632
CellNet Data Systems, Inc. (NON)                   1,000          6,000          3,200         19,200            800          4,800
Deutsche Telekom AG  (Germany)                    59,863      1,861,528         77,279      2,403,104         15,761        490,111
E. Spire Communications, Inc. (NON)               81,208        708,300         66,300        596,700         10,628         95,655
Excel Switching Corp. (NON)                       18,800        444,150         15,900        375,638          2,400         56,700
Exodus Communications, Inc. (NON)                 18,200        443,625         15,400        375,375          2,300         56,063
Hellenic Telecommunication Organization
S.A.  (Greece)                                    56,444      1,356,260         71,367      1,714,836         14,476        347,835
Hellenic Telecommunication Organization
S.A. GDR  (Greece)                                 3,011         35,078          3,689         42,976            611          7,119
IDT Corp. (NON)                                   69,000      1,587,000         58,100      1,336,300          9,000        207,000
Intermedia Communications, Inc. (NON)             49,200      1,208,475         42,000      1,031,625          6,400        157,200
Lucent Technologies, Inc.                         66,500      4,592,656         72,000      4,972,500         11,200        773,500
MCI WorldCom, Inc. (NON)                         129,200      6,314,650        129,400      6,324,425         19,900        972,613
NEXTEL Communications, Inc. Class A (NON)          1,177         23,761          3,819         77,096          1,819         36,721
Northern Telecom Ltd.  (Canada) (NON)             48,118      1,544,691         61,780      1,983,271         13,080        419,880
Oy Nokia AB Class A,  (Finland)                   38,043      3,026,063         47,732      3,796,757         10,046        799,091
Portugal Telecom S.A.  (Portugal)                 15,500        564,484         19,500        710,157          4,000        145,673
Premisys Communications, Inc. (NON)               14,900        104,300         13,100         91,700          2,200         15,400
Royal PTT  (United Kingdom)                       26,596        822,644         33,247      1,028,367          6,764        209,218
SK Telecom Co., Ltd. ADR  (South Korea)              960          6,780          1,170          8,263            192          1,356
Sprint Corp.                                     128,010      9,216,720        128,295      9,237,240         20,070      1,445,040
Tele-Communications, Inc. Class A (NON)          139,800      5,469,675        140,700      5,504,888         21,700        849,013
Tele-Communications TCI ventures
Group Class A (NON)                              193,100      3,463,731        195,300      3,503,194         30,300        543,506
Telecom Italia SPA  (Italy)                      497,800      3,436,273        629,200      4,343,326        127,900        882,885
Telefonaktiebolaget LM Ericsson Class B,
(Sweden)                                          36,628        689,556         45,380        854,320          9,816        184,795
Telesp Celular S.A.  (Brazil) (NON)                   --             --             --             --            900         38,341
Telfonica de Espana  (Spain)                      88,718      3,242,269        112,961      4,128,249         22,829        834,304
U S West, Inc.                                    72,508      3,802,138         72,660      3,810,115         11,335        594,420
Vodafone Group PLC  (United Kingdom)              82,049        951,886        103,495      1,200,691         21,469        249,071
WinStar Communications. Inc.                      46,000      1,092,500         38,700        919,125          6,000        142,500
                                                           ------------                  ------------                  ------------
                                                             72,186,163                    77,050,270                    13,302,243

Transportation                                                      1.1%                          0.9%                          0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc.  (Canada)                       138,900      1,525,675        179,472      1,971,317         38,886        427,123
British Airways PLC  (United Kingdom)            236,243      1,444,616        304,516      1,862,106         60,939        372,643
Burlington Northern Santa Fe Corp. (NON)          91,690      2,934,080         91,925      2,941,600         14,415        461,280
Delta Air Lines, Inc.                              5,500        534,875          5,800        564,050            900         87,525
Deutsche Lufthansa AG  (Germany)                  69,893      1,382,365         88,470      1,749,787         17,245        341,077
Expeditors International of Washington, Inc.      40,020      1,110,555         33,720        935,730          5,240        145,410
Mesaba Holdings, Inc.                             56,100        813,450         47,100        682,950          7,300        105,850
Norfolk Southern Corp.                            19,900        578,344         20,200        587,063          3,100         90,094
Peninsular and Oriental Steam Navigation
Co.  (United Kingdom)                            102,437        974,397        129,279      1,229,724         25,045        238,231
Southwest Airlines Co.                            51,645      1,032,900         50,565      1,011,300          8,060        161,200
TNT Post  Group N.V.  (Netherlands) (NON)         69,564      1,774,592         87,567      2,233,852         17,852        455,408
                                                           ------------                  ------------                  ------------
                                                             14,105,849                    15,769,479                     2,885,841

Utilities                                                           2.9%                          2.4%                          1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Ameritech Corp.                                   73,670      3,490,116         73,615      3,487,511         11,335        536,996
Bell Atlantic Corp.                               36,070      1,747,141         36,965      1,790,492          5,715        276,820
BellSouth Corp.                                   10,705        805,551         11,225        844,681          1,725        129,806
Consolidated Edison, Inc.                         39,715      2,070,144         38,875      2,026,359          6,200        323,197
Duke Energy Corp.                                 54,520      3,608,543         54,785      3,626,082          8,415        556,968
Electricidade de Portugal S.A.  (Portugal)        72,619      1,671,943         88,145      2,029,404         17,547        403,993
Entergy Corp.                                     73,190      2,250,593         73,150      2,249,363         11,530        354,548
GTE Corp.                                         61,328      3,373,040         60,821      3,345,155          9,453        519,915
Independent Energy Holdings PLC
(United Kingdom) (NON)                            80,800        414,100         68,100        349,013         10,500         53,813
Public Service Enterprise Group, Inc.              1,500         58,969          1,500         58,969            200          6,263
SBC Communications, Inc.                         133,300      5,923,519        134,000      5,954,625         20,900        928,743
Scottish Power PLC  (United Kingdom)             390,549      3,781,303        492,467      4,768,075        101,260        980,401
Sempra Energy (NON)                               23,800        620,288         24,200        630,713          3,700         96,431
Southern Co.                                      33,500        986,156         34,200      1,006,763          5,200        153,075
Telebras Co. ADR  (Brazil)                        18,751      1,293,819         23,175      1,599,075          4,721        325,749
Telefonos de Mexico S.A. ADR Class L,
(Mexico)                                          15,088        667,644         19,085        844,511          3,879        171,646
Texas Utilities Co.                               65,769      3,062,369         65,240      3,037,738         10,125        471,445
Veba (Vereinigte Elektrizitaets Bergwerks)
AG  (Germany)                                     42,400      2,210,186         54,373      2,834,727         10,502        547,438
                                                           ------------                  ------------                  ------------
                                                             38,035,424                    40,483,256                     6,837,247
                                                           ------------                  ------------                  ------------
Total Common Stocks
(cost $982,548,025, $1,009,755,606
and $165,011,574)                                        $1,032,638,273                $1,059,484,476                  $175,433,309
-----------------------------------------------------------------------------------------------------------------------------------


                                                         GROWTH                      BALANCED                     CONSERVATIVE

                                                                    5.9%                         11.1%                         18.6%
CORPORATE BONDS                                Principal                     Principal                     Principal
AND NOTES*                                        Amount          Value         Amount          Value         Amount          Value

Advertising                                                         0.1%                          0.2%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Adams Outdoor Advertising sr. notes
10 3/4s, 2006                                  $ 300,000   $    315,000      $ 530,000   $    556,500      $ 300,000   $    315,000
Lamar Advertising Co. sr. sub. notes
9 5/8s, 2006                                     340,000        360,400        800,000        848,000        255,000        270,300
Lamar Advertising Co. company guaranty
8 5/8s, 2007                                      35,000         35,963         70,000         71,925         20,000         20,550
Outdoor Communications Inc. sr. sub.
notes 9 1/4s, 2007                               340,000        346,800        775,000        790,500        260,000        265,200
Outdoor Systems, Inc. sr. sub. notes
9 3/8s, 2006                                      10,000         10,425         35,000         36,488         10,000         10,425
Outdoor Systems, Inc. company guaranty
8 7/8s, 2007                                     125,000        127,500        200,000        204,000        225,000        229,500
                                                           ------------                  ------------                  ------------
                                                              1,196,088                     2,507,413                     1,110,975

Aerospace and Defense                                               0.1%                          0.1%                          0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Argo-Tech Corp. company guaranty
8 5/8s, 2007                                      30,000         28,350         80,000         75,600         20,000         18,900
Aviation Sales Co. company guaranty
8 1/8s, 2008                                     160,000        148,800        400,000        372,000        130,000        120,900
BE Aerospace sr. sub. notes Ser. B,
9 7/8s, 2006                                     275,000        291,500        650,000        689,000        400,000        424,000
BE Aerospace sr. sub. notes Ser. B,
8s, 2008                                         200,000        196,000        550,000        539,000        100,000         98,000
Derlan Industries Ltd. sr. notes 10s,
2007 (Canada)                                    150,000        135,000        425,000        382,500        125,000        112,500
K&F Industries, Inc. sr. sub. notes Ser. B,
9 1/4s, 2007                                      35,000         34,300         85,000         83,300         30,000         29,400
Lockheed Martin Corp. company guaranty
7 1/4s, 2006                                          --             --             --             --      1,190,000      1,309,012
Raytheon Co notes 6.45s, 2002                    530,000        551,295             --             --
Sequa Corp. sr. sub. notes 9 3/8s, 2003               --             --         10,000         10,000             --             --
United Defense Industries Inc. company
guaranty 8 3/4s, 2007                             35,000         35,088         85,000         85,213             --             --
                                                           ------------                  ------------                  ------------
                                                              1,420,333                     2,236,613                     2,112,712

Agriculture                                                          --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Premium Standard Farms, Inc. sr. secd. notes
11s, 2003 (RES) (PIK)                              3,799          4,008         15,182         16,017          8,590          9,063
Purina Mills, Inc. sr. sub. notes 9s, 2010       130,000        127,400        340,000        333,200        110,000        107,800
                                                           ------------                  ------------                  ------------
                                                                131,408                       349,217                       116,863

Apparel                                                              --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Sassco Fashions Ltd. sr. notes 12 3/4s, 2004      60,000         63,600        315,000        333,900         50,000         53,000

Automotive                                                          0.2%                          0.3%                          0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Aftermarket Technology Corp. sr. sub. notes
12s, 2004                                         60,000         63,750        152,000        161,500         48,000         51,000
Aftermarket Technology Corp. sr. sub.
notes Ser. D, 12s, 2004                           11,000         11,688         18,000         19,125         12,000         12,750
Chrysler Corp. deb. Ser. B, 7.45s, 2097           80,000         88,171        190,000        209,407        280,000        308,599
Hawk Corp. sr. notes 10 1/4s, 2003               136,000        140,080        344,000        354,320        117,000        120,510
Hayes Wheels International, Inc. company
guaranty Ser. B, 9 1/8s, 2007                    150,000        145,500        355,000        344,350        250,000        242,500
Hertz Corp. sr. notes 7s, 2028                   550,000        555,566      1,385,000      1,399,016      1,600,000      1,616,192
Lear Corp. sub. notes 9 1/2s, 2006               325,000        351,000        730,000        788,400        210,000        226,800
Navistar International Corp. sr. notes
Ser. B, 8s, 2008                                      --             --        450,000        447,750             --             --
Navistar International Corp. sr. notes
Ser. B, 7s, 2003                                 400,000        398,000        640,000        636,800        250,000        248,750
Safety Components International, Inc.
sr. sub. notes Ser. B, 10 1/8s, 2007              40,000         40,000        120,000        120,000         35,000         35,000
Talon Automotive Group 144A sr. sub.
notes 9 5/8s, 2008                               220,000        209,000        560,000        532,000        190,000        180,500
                                                           ------------                  ------------                  ------------
                                                              2,002,755                     5,012,668                     3,042,601

Basic Industrial Products                                            --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Newcor, Inc. company guaranty Ser. B,
9 7/8s, 2008                                     250,000        220,000        450,000        396,000        200,000        176,000
W. R. Carpenter North America, Inc.
company guaranty 10 5/8s, 2007                    50,000         49,250        150,000        147,750        125,000        123,125
                                                           ------------                  ------------                  ------------
                                                                269,250                       543,750                       299,125

Broadcasting                                                        0.3%                          0.6%                          0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications sr. sub. deb.
Ser. B, 9 3/4s, 2007                                  --             --             --             --        200,000        205,000
American Radio Systems Corp. company
guaranty 9s, 2006                                  5,000          5,350         10,000         10,700         10,000         10,700
Benedek Communications Corp. sr. disc.
notes stepped-coupon zero %
(13 1/4s, 5/15/01), 2006 (STP)                   100,000         74,000        200,000        148,000         75,000         55,500
Capstar Broadcasting sr. disc. notes
stepped-coupon zero %
(12 3/4s, 2/1/02), 2009 (STP)                    175,000        132,125        465,000        351,075        155,000        117,025
Capstar Broadcasting sr. sub. notes
9 1/4s, 2007                                     230,000        234,600        850,000        867,000        195,000        198,900
Central European Media Enterprises Ltd.
sr. notes 9 3/8s, 2004                            20,000         18,000         60,000         54,000         20,000         18,000
Chancellor Media Corp. sr. sub. notes
9 3/8s, 2004                                          --             --          5,000          5,100          5,000          5,100
Chancellor Media Corp. sr.sub notes
Ser. B, 8 1/8s, 2007                             185,000        178,525        450,000        434,250        150,000        144,750
Citadel Broadcasting Inc. sr. sub. notes
10 1/4s, 2007                                    400,000        428,000        124,370        133,076         40,000         42,800
Comcast Corp. sr. sub. 9 1/8s, 2006              170,000        180,200             --             --             --             --
Comcast Corp. sr. sub. notes 9 1/2s, 2008        225,000        252,056        800,000        896,200        275,000        308,069
Comcast UK Cable, Ltd. deb.
stepped-coupon zero %
(11.2s, 11/15/00), 2007 (Bermuda) (STP)          150,000        121,500        400,000        324,000        130,000        105,300
Diamond Cable Communication Co.
sr. disc. notes stepped-coupon
zero % (11 3/4s, 12/15/00), 2005
(United Kingdom) (STP)                           225,000        180,563        900,000        722,250        180,000        144,450
Diamond Cable Communication Co.
sr. disc. notes stepped-coupon
zero % (10 3/4s, 2/15/02), 2007
(United Kingdom) (STP)                           475,000        332,500        550,000        385,000        400,000        280,000
Echostar Satellite Broadcast Corp.
sr. disc. notes stepped-coupon
zero % (13 1/8s, 3/15/00), 2004 (STP)             50,000         44,000        300,000        264,000         40,000         35,200
Fox Family Worldwide, Inc. sr. notes
9 1/4s, 2007                                     350,000        330,750        800,000        756,000        280,000        264,600
Fox Family Worldwide, Inc. sr. disc.
notes stepped-coupon zero %
(10 1/4s, 11/1/02), 2007 (STP)                   150,000         93,000        375,000        232,500        110,000         68,200
Fox/Liberty Networks LLC sr. notes
8 7/8s, 2007                                     140,000        137,200        460,000        450,800        120,000        117,600
Fox/Liberty Networks LLC sr. disc.
notes stepped-coupon zero %
(9 3/4s, 8/15/02), 2007 (STP)                    100,000         66,500        300,000        199,500        100,000         66,500
Granite Broadcasting Corp. sr. sub.
notes 10 3/8s, 2005                              200,000        208,000             --             --             --             --
Granite Broadcasting Corp. sr. sub.
notes 9 3/8s, 2005                               200,000        198,000        225,000        222,750        150,000        148,500
Granite Broadcasting Corp. sr. sub.
notes 8 7/8s, 2008                                    --             --        350,000        339,500             --             --
Gray Communications Systems, Inc.
sr. sub. notes 10 5/8s, 2006                      10,000         10,450         35,000         36,575         10,000         10,450
Marcus Cable Co. (L.P.) sr. disc. notes
stepped-coupon zero %
(14 1/4s, 6/15/00), 2005 (STP)                   100,000         93,000        275,000        255,750         75,000         69,750
Marcus Cable Co. (L.P.) sr. sub. disc.
notes stepped-coupon zero %
(13 1/2s, 8/1/99), 2004 (STP)                    170,000        166,600        430,000        421,400        140,000        137,200
PHI Holdings, Inc. sr. notes zero %, 2001        159,000        120,538        447,000        338,871        178,000        134,942
Pegasus Media & Communications
notes Ser. B, 12 1/2s, 2005                           --             --        200,000        218,000        100,000        109,000
Radio One Inc. company guaranty
stepped-coupon Ser. B, 7s,
(12s, 5/15/00), 2004 (STP)                         5,000          4,700         10,000          9,400         10,000          9,400
SFX Broadcasting, Inc. sr. sub. notes
Ser. B, 10 3/4s, 2006                            247,000        269,230        658,000        717,220        197,000        214,730
Sinclair Broadcast Group, Inc. sr. sub.
notes 8 3/4s, 2007                               100,000         99,000        500,000        495,000        100,000         99,000
Spanish Broadcasting sr. notes Ser. B,
11s, 2004                                         65,000         65,000        170,000        170,000         60,000         60,000
TV Azteca Holdings S.A. de C.V. sr.
notes 11s,  2002 (Mexico)                         40,000         28,000        100,000         70,000         25,000         17,500
Young Broadcasting, Inc. company
guaranty Ser. B, 9s, 2006                         75,000         75,375        165,000        165,825         60,000         60,300
Young Broadcasting Inc. company
guaranty Ser. B, 8 3/4s, 2007                     75,000         74,625        250,000        248,750         75,000         74,625
                                                           ------------                  ------------                  ------------
                                                              4,221,387                     9,942,492                     3,333,091

Building and Construction                                           0.1%                          0.1%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Albecca Inc. 144A sr. sub. notes
10 3/4s, 2008                                    130,000        123,500        330,000        313,500        110,000        104,500
American Architectural Products
Corp. company guaranty 11 3/4s, 2007              35,000         32,200         90,000         82,800         25,000         23,000
Atrium Companies Inc. 144A sub.
notes 10 1/2s, 2006                              230,000        227,700        490,000        485,100        180,000        178,200
Beazer Homes USA company
guaranty 8 7/8s, 2008                             50,000         46,500        150,000        139,500         40,000         37,200
D.R. Horton Inc. company guaranty
10s, 2006                                        120,000        124,800        290,000        301,600        100,000        104,000
GS Superhighway Holdings sr. notes
9 7/8s, 2004                                     220,000         92,400        540,000        226,800        170,000         71,400
Jackson Products, Inc. 144A company
guaranty 9 1/2s, 2005                             60,000         57,300        150,000        143,250         50,000         47,750
M.D.C. Holdings, Inc. notes Ser. B,
11 1/8s, 2003                                     75,000         77,625        200,000        207,000         75,000         77,625
Morris Material Handling, Inc. company
guaranty 9 1/2s, 2008                            120,000         86,400        300,000        216,000        100,000         72,000
Presley Cos. sr. notes 12 1/2s, 2001              40,000         35,600        110,000         97,900             --             --
Republic Group Inc. 144A sr. sub. notes
9 1/2s, 2008                                      50,000         47,500        140,000        133,000         40,000         38,000
Waxman Industries Inc. sr. notes
stepped-coupon Ser. B, zero %
(12 3/4s, 6/1/99), 2004 (STP)                     10,000          9,300         10,000          9,300         10,000          9,300
                                                           ------------                  ------------                  ------------
                                                                960,825                     2,355,750                       762,975

Business Equipment and Services                                     0.1%                          0.1%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Cex Holdings, Inc. 144A sr. sub. notes
9 5/8s, 2008                                     110,000        101,200        280,000        257,600         90,000         82,800
Iron Mountain, Inc. med. term notes
company guaranty 10 1/8s, 2006                    50,000         52,500        200,000        210,000        200,000        210,000
Iron Mountain, Inc. company guaranty
8 3/4s, 2009                                     150,000        145,500        170,000        164,900         50,000         48,500
Outsourcing Solutions, Inc. sr. sub. notes
Ser. B, 11s, 2006                                 25,000         23,938         75,000         71,813         25,000         23,938
U.S. Office Products Co. 144A sr .sub
notes 9 3/4s, 2008                               220,000        183,700        570,000        475,950        120,000        100,200
United Stationer Supply, Inc. sr. sub.
notes 12 3/4s, 2005                              207,000        230,805        503,000        560,845        182,000        202,930
                                                           ------------                  ------------                  ------------
                                                                737,643                     1,741,108                       668,368

Cable Television                                                    0.1%                          0.2%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Acme Television sr. disc. notes
stepped-coupon zero %
(10 7/8s, 9/30/00), 2004 (STP)                    55,000         42,900        140,000        109,200         40,000         31,200
CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2023     10,000         10,700         10,000         10,700         10,000         10,700
CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013    375,000        405,000      1,150,000      1,242,000        300,000        324,000
CSC Holdings, Inc. sr. sub. notes 9 1/4s, 2005    10,000         10,500         10,000         10,500         10,000         10,500
Globo Communicacoes 144A sr. notes
10 5/8s, 2008 (Brazil)                            90,000         45,900        230,000        117,300         80,000         40,800
Grupo Televisa S.A. 144A sr. notes
11 7/8s, 2006 (Mexico)                           250,000        227,500        600,000        546,000        200,000        182,000
Grupo Televisa S.A. sr. disc. notes
stepped-coupon zero %
(13 1/4s, 5/15/01), 2008 (Mexico) (STP)          250,000        185,000        600,000        444,000        200,000        148,000
Jones Intercable, Inc. sr. sub. deb.
10 1/2s, 2008                                    160,000        176,000        415,000        456,500        140,000        154,000
Jones Intercable, Inc. sr. notes
7 5/8s, 2008                                      50,000         51,000        100,000        102,000             --             --
Lenfest Communications, Inc.
sr. sub. notes 10 1/2s, 2006                     100,000        112,000        300,000        336,000        100,000        112,000
Lenfest Communications, Inc. 144A
sr. sub. notes 8 1/4s, 2008                      150,000        151,500        350,000        353,500        100,000        101,000
Supercanal Holdings S.A. 144A sr. notes
11 1/2s, 2005 (Argentina)                        120,000         50,400        300,000        126,000        100,000         42,000
                                                           ------------                  ------------                  ------------
                                                              1,468,400                     3,853,700                     1,156,200

Chemicals                                                           0.1%                          0.2%                          0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Geo Specialty Chemicals 144A sr. sub.
notes 10 1/8s, 2008                              100,000         96,000        240,000        230,400         70,000         67,200
Huntsman Corp. 144A sr. sub. notes
FRN 9.031s, 2007                                 120,000        114,000        300,000        285,000        100,000         95,000
Solutia Inc. bonds 6.72s, 2037                   560,000        578,043      1,355,000      1,398,658      1,575,000      1,625,747
Sterling Chemicals Holdings sr. disc.
notes stepped-coupon zero %
(13 1/2s, 8/15/01), 2008 (STP)                   100,000         40,000        270,000        108,000        100,000         40,000
Trikem S.A. 144A bonds 10 5/8s,
2007 (Brazil)                                    120,000         66,000        305,000        167,750        100,000         55,000
Union Carbide Global Enterprises
sr. sub. notes Ser. B, 12s, 2005                  80,000         80,000        210,000        210,000         90,000         90,000
                                                           ------------                  ------------                  ------------
                                                                974,043                     2,399,808                     1,972,947

Computer Services and Software                                      0.1%                          0.1%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. sr. notes
12 3/4s, 2007                                     30,000         27,750         75,000         69,375         30,000         27,750
Dell Computer Corp. sr. secd. notes
7.1s, 2028                                       290,000        302,163        620,000        646,003        975,000      1,015,892
IPC Information Systems sr. disc.
notes stepped-coupon zero %
(10 7/8s, 11/1/01), 2008 (STP)                   270,000        180,900        680,000        455,600        230,000        154,100
PSINet, Inc. sr. notes Ser. B, 10s, 2005         150,000        150,000        380,000        380,000        130,000        130,000
Unisys Corp. sr. notes 7 7/8s, 2008              100,000         99,750        225,000        224,438         75,000         74,813
                                                           ------------                  ------------                  ------------
                                                                760,563                     1,775,416                     1,402,555

Conglomerates                                                        --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Axia, Inc. 144A sr. sub. notes 10 3/4s, 2008     160,000        154,400        400,000        386,000        130,000        125,450
Cia Latino Americana 144A company
guaranty 11 1/8s, 2004 (Argentina)                25,000         18,000         75,000         54,000         25,000         18,000
                                                           ------------                  ------------                  ------------
                                                                172,400                       440,000                       143,450

Consumer Durable Goods                                               --%                          0.1%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Hedstrom Holdings, Inc. sr. disc. notes
stepped-coupon zero % (12s, 6/1/02),
2009 (STP)                                        15,000          9,000         45,000         27,000         15,000          9,000
Icon Fitness Corp. 144A sr. disc. notes
stepped-coupon Ser. B, zero %
(14s, 11/15/01), 2006 (STP)                       90,000          4,500        215,000         10,750         95,000          4,750
Iron Age Corp. 144A sr. sub. notes 9 7/8s,
2008                                             230,000        198,950        585,000        506,025        190,000        164,350
Sealy Mattress Co. sr. sub. notes Ser. B,
9 7/8s, 2007                                      35,000         34,300         80,000         78,400         25,000         24,500
Selmer Co., Inc. sr. sub. notes 11s, 2005        160,000        166,400        250,000        260,000         25,000         26,000
                                                           ------------                  ------------                  ------------
                                                                413,150                       882,175                       228,600

Consumer Non Durables                                                --%                          0.1%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Amscan Holdings, Inc. sr. sub. notes
9 7/8s, 2007                                      20,000         17,600         60,000         52,800         20,000         17,600
Chattem, Inc. company guaranty Ser. B,
8 7/8s, 2008                                      70,000         66,500        170,000        161,500         60,000         57,000
Guess Jeans, Inc. sr. sub. notes 9 1/2s,
2003                                             410,000        385,400      1,110,000      1,043,400        705,000        662,700
Packaged Ice, Inc. company guaranty
Ser. B, 9 3/4s, 2005                              65,000         61,100        190,000        178,600         60,000         56,400
                                                           ------------                  ------------                  ------------
                                                                530,600                     1,436,300                       793,700

Consumer Products                                                   0.1%                          0.2%                          0.6%
-----------------------------------------------------------------------------------------------------------------------------------
French Fragrances, Inc. sr. notes Ser. B,
10 3/8s, 2007                                     30,000         30,900         85,000         87,550         30,000         30,900
French Fragrances, Inc. company guaranty
Ser. D, 10 3/8s, 2007                             50,000         50,000        130,000        130,000         40,000         40,000
Philip Morris Companies, Inc. notes
7 1/2s, 2004                                     570,000        620,855      1,130,000      1,230,819      1,845,000      2,009,611
Philip Morris Companies, Inc. notes
7 1/2s, 2002                                     260,000        275,184        685,000        725,004        915,000        968,436
Revlon Consumer Products sr. sub.
notes 8 5/8s, 2008                               600,000        589,500      1,500,000      1,473,750        500,000        491,250
                                                           ------------                  ------------                  ------------
                                                              1,566,439                     3,647,123                     3,540,197

Consumer Services                                                   0.1%                          0.3%                          0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Century Communications Corp.
sr. notes 9 1/2s, 2005                           125,000        135,938        165,000        179,438         50,000         54,375
Coinmach Corp. sr. notes 11 3/4s, 2005           225,000        236,250        565,000        593,250        200,000        210,000
Consumers International 144A 10 1/4s,
2005                                              10,000         10,300          5,000          5,150          5,000          5,150
FRD Acquisition Co. sr. notes Ser. B,
12 1/2s, 2004                                     75,000         79,500        200,000        212,000         75,000         79,500
Fitzgeralds Gaming Corp. company
guaranty Ser. B, 12 1/4s, 2004                   190,000        129,200        460,000        312,800        160,000        108,800
HMH Properties, Inc. company
guaranty Ser. B, 7 7/8s, 2008                    300,000        296,250        770,000        760,375        250,000        246,875
Hollinger International Publishing, Inc.
company guaranty 9 1/4s, 2007                     50,000         51,375        100,000        102,750             --             --
Host Marriott Travel Plaza sr. notes
Ser. B, 9 1/2s, 2005                             390,000        403,650        990,000      1,024,650        325,000        336,375
John Q Hammons Hotels, Inc. 1st mtge.
8 7/8s, 2004                                      75,000         70,500        150,000        141,000        200,000        188,000
Sun International Hotels Ltd. sr. sub.
notes 8 5/8s, 2007                               150,000        150,000        400,000        400,000        125,000        125,000
Viasystems, Inc. sr. sub notes 9 3/4s, 2007       60,000         55,200
Viasystems, Inc. 144A sr. notes 9 3/4s, 2007      50,000         42,500        650,000        552,500        225,000        191,250
                                                           ------------                  ------------                  ------------
                                                              1,660,663                     4,283,913                     1,545,325

Electronics and Electrical Equipment                                0.1%                          0.2%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Celestica International Ltd. 144A sr. sub.
notes 10 1/2s, 2006 (Canada)                      20,000         21,200         55,000         58,300         20,000         21,200
Cirent Semiconductor 144A sr. sub. notes
10.14s, 2004                                      32,304         31,981         92,821         91,893             --             --
Cirent Semiconductor sr. sub. notes
10.22s, 2002                                      30,639         30,333         87,481         86,606         29,823         29,525
DII Group, Inc. (The) sr. sub. notes
8 1/2s, 2007                                     290,000        263,900        110,000        100,100         40,000         36,400
Details, Inc. sr. sub. notes Ser. B, 10s, 2005    35,000         33,600        100,000         96,000         30,000         28,800
Dobson Communications Corp. 11 3/4s,
2007                                             300,000        300,000        755,000        755,000        275,000        275,000
Fairchild Semiconductor Corp. 144A
sr. sub. notes 11.74s, 2008                      202,065        178,828        344,700        305,060        166,407        147,270
Fairchild Semiconductor Corp. sr. sub.
notes 10 1/8s, 2007                              200,000        180,000        775,000        697,500        175,000        157,500
Flextronics International Ltd. sr. sub.
notes Ser. B, 8 3/4s, 2007                        50,000         47,500        120,000        114,000         35,000         33,250
HCC Industries, Inc. company guaranty
10 3/4s, 2007                                     40,000         40,000        110,000        110,000         40,000         40,000
Moog, Inc. sr. sub. notes Ser. B, 10s, 2006       20,000         20,800         60,000         62,400         20,000         20,800
Motors and Gears, Inc. sr. notes Ser. D,
10 3/4s, 2006                                    100,000         97,000        255,000        247,350         80,000         77,600
Samsung Electronics 144A company
guaranty 9 3/4s, 2003                             30,000         22,050         70,000         51,450         30,000         22,050
Wavetek Corp. company guaranty
10 1/8s, 2007                                     25,000         23,000         60,000         55,200         20,000         18,400
Zilog, Inc. company guaranty Ser. B,
9 1/2s, 2005                                     200,000        124,000        510,000        316,200        170,000        105,400
                                                           ------------                  ------------                  ------------
                                                              1,414,192                     3,147,059                     1,013,195

Energy-Related                                                      0.1%                          0.1%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
CalEnergy, Inc. sr. notes 9 1/2s, 2006           200,000        222,522        400,000        450,440        150,000        167,097
Enron Corp. notes 6.95s, 2028                    225,000        223,043        485,000        480,781        740,000        733,562
Gothic Production Corp. company
guaranty Ser. B, 11 1/8s, 2005                   100,000         73,000        240,000        175,200         80,000         58,400
Panda Global Energy Co. company
guaranty 12 1/2s, 2004                            10,000          6,000         10,000          6,000          5,000          3,000
RAM Energy Inc. sr. notes 11 1/2s, 2008           70,000         64,400        190,000        174,800         60,000         55,200
York Power Funding 144A notes 12s, 2007          140,000        135,800        360,000        349,200        120,000        116,400
                                                           ------------                  ------------                  ------------
                                                                724,765                     1,636,421                     1,133,659

Entertainment                                                       0.3%                          0.5%                          0.8%
-----------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc. sr. sub. notes
9 1/2s, 2009                                     135,000        126,225        340,000        317,900        110,000        102,850
Argosy Gaming Co. company guaranty
13 1/4s, 2004                                    180,000        191,250        440,000        467,500        150,000        159,375
Casino America, Inc. sr. notes 12 1/2s, 2003      55,000         59,400        160,000        172,800         50,000         54,000
Cinemark USA, Inc. sr. sub. notes 9 5/8s,
2008                                             205,000        209,100        490,000        499,800        160,000        163,200
Coast Hotels & Casinos, Inc. 1st mtge.
company guaranty Ser. B, 13s, 2002               160,000        179,200        405,000        453,600        135,000        151,200
Colorado Gaming & Entertainment Co.
sr. notes 12s, 2003                               50,000         53,250        275,000        292,875         50,000         53,250
Isle of Capri Black Hawk LLC 1st
mortgage Ser. B, 13s, 2004                        30,000         30,000         80,000         80,000         30,000         30,000
Mohegan Tribal Gaming Auth. sr. notes
Ser. B, 13 1/2s, 2002                            215,000        266,600        535,000        663,400        175,000        217,000
News America Holdings, Inc. deb.
7 3/4s, 2045                                     100,000        105,653        205,000        216,589        325,000        343,372
Premier Parks, Inc. sr. notes Ser. A,
12s, 2003                                        105,000        113,400        270,000        291,600         90,000         97,200
Premier Parks, Inc. sr. notes 9 1/4s, 2006       225,000        220,500        575,000        563,500        185,000        181,300
SFX Entertainment, Inc. 144A company
guaranty Ser. B, 9 1/8s, 2008                     95,000         88,350        245,000        227,850         80,000         74,400
Silver Cinemas Intl.144A sr. sub. notes
10 1/2s, 2005                                    130,000        123,825        320,000        304,800        110,000        104,775
Six Flags Corp. sr. sub. notes 12 1/4s, 2005     445,000        485,050      1,050,000      1,144,500        405,000        441,450
Time Warner Entertainment Co. notes
8 7/8s, 2012                                     225,000        280,463        400,000        498,600        580,000        722,970
Time Warner, Inc. notes 7 3/4s, 2005                  --             --        165,000        183,955        995,000      1,109,306
Trump A.C. 1st mtge. 11 1/4s, 2006               155,000        129,425        375,000        313,125        105,000         87,675
Trump Castle Funding 144A sub.
notes 10 1/4s, 2003                              260,000        262,600        660,000        666,600        220,000        222,200
Viacom International, Inc. sub. deb. 8s,
2006                                             500,000        503,750      1,000,000      1,007,500        400,000        403,000
                                                           ------------                  ------------                  ------------
                                                              3,428,041                     8,366,494                     4,718,523

Environmental Control                                                --%                          0.1%                          0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc. company
guaranty 10 1/4s, 2006                            75,000         81,750        195,000        212,550             --             --
Allied Waste Industries, Inc. sr. disc.
notes stepped-coupon zero %
(11.3s, 6/1/02), 2007 (STP)                      145,000        107,300        380,000        281,200        130,000         96,200
ATC Group Services Inc. company
guaranty 12s, 2008                                40,000         23,200        110,000         63,800         35,000         20,300
U.S. Filter Corp. 144A bonds 6 1/2s, 2003             --             --             --             --      1,180,000      1,187,375
WMX Technologies Inc. notes 7.1s, 2026           300,000        322,185        685,000        735,656      1,010,000      1,084,690
                                                           ------------                  ------------                  ------------
                                                                534,435                     1,293,206                     2,388,565

Food and Beverages                                                  0.1%                          0.2%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Ameriserve Food Co. company
guaranty 10 1/8s, 2007                            35,000         30,800         90,000         79,200         30,000         26,400
Ameriserve Food Co. company
guaranty 8 7/8s, 2006                             70,000         61,600        160,000        140,800         50,000         44,000
Aurora Foods, Inc. sr. sub. notes Ser. B,
9 7/8s, 2007                                      20,000         21,400         60,000         64,200         20,000         21,400
Aurora Foods, Inc. 144A ser. sub. notes
Ser. D, 9 7/8s, 2007                             155,000        165,850        385,000        411,950        120,000        128,400
Canandaigua Wine Co. sr. sub. notes
Ser. C, 8 3/4s, 2003                             205,000        209,100        605,000        617,100        155,000        158,100
Canandaigua Wine Co. sr. sub. notes
8 3/4s, 2003                                          --             --             --             --        100,000        100,750
Fleming Companies, Inc. company
guaranty Ser. B, 10 1/2s, 2004                    60,000         58,200        170,000        164,900         50,000         48,500
RAB Enterprises, Inc. 144A sr. notes
10 1/2s, 2005                                    200,000        186,000        500,000        465,000        160,000        148,800
Stater Brothers Holdings 144A sr. sub.
notes 9s, 2004                                   100,000         93,500        420,000        392,700        255,000        238,425
Windy Hill Pet Food Co. sr. sub. notes
9 3/4s, 2007                                          --             --         45,000         45,450         15,000         15,150
                                                           ------------                  ------------                  ------------
                                                                826,450                     2,381,300                       929,925

Health Care                                                         0.3%                          0.6%                          0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Conmed Corp. company guaranty 9s, 2008            80,000         75,400        210,000        197,925         65,000         61,263
Extendicare Health Services, Inc. company
guaranty 9.35s, 2007                             300,000        285,000        640,000        608,000        250,000        237,500
Fresenius Medical Capital Trust I company
guaranty 9s,  2006 (Germany)                     500,000        497,500        760,000        756,200        500,000        497,500
Fresenius Medical Capital Trust II company
guaranty 7 7/8s, 2008 (Germany)                  205,000        189,625        500,000        462,500        140,000        129,500
Genesis Health Ventures, Inc. sr. sub. notes
9 1/4s, 2006                                      50,000         48,250        375,000        361,875         50,000         48,250
Global Health Sciences company guaranty
11s, 2008                                        160,000        139,200        410,000        356,700        130,000        113,100
Hudson Respiratory Care, Inc. sr. sub.
notes 9 1/8s, 2008                               130,000        100,750        320,000        248,000        110,000         85,250
Integrated Health Services, Inc. sr. sub.
notes Ser. A, 9 1/2s, 2007                       160,000        155,200        400,000        388,000        140,000        135,800
Integrated Health Services, Inc. sr. sub.
notes Ser. A, 9 1/4s, 2008                       150,000        144,000        380,000        364,800        120,000        115,200
Magellan Health Services, Inc. 144A
sr. sub. notes 9s, 2008                          200,000        170,000        510,000        433,500        170,000        144,500
Manor Care, Inc. sr. notes 7 1/2s, 2006          190,000        196,530        520,000        537,872        660,000        682,684
Mariner Post-Acute Network, Inc.
sr. sub. notes Ser. B, 9 1/2s, 2007              350,000        322,000        900,000        828,000        170,000        156,400
Mariner Post-Acute Network, Inc.
sr. sub. notes stepped-coupon Ser. B,
zero % (10 1/2s, 11/1/02), 2007                   70,000         38,150        160,000         87,200        100,000         54,500
MedPartners, Inc. sr. notes 7 3/8s, 2006         255,000        210,666        640,000        528,730        210,000        173,489
MedPartners, Inc. sr. sub. notes 6 7/8s, 2000     10,000          8,457         20,000         16,914             --             --
Multicare Cos., Inc. sr. sub. notes 9s, 2007     400,000        376,000      1,020,000        958,800        330,000        310,200
Paracelsus Healthcare sr. sub. notes 10s,
2006                                             150,000        138,000        355,000        326,600        115,000        105,800
Paragon Corp. Holdings, Inc. company
guaranty Ser. B, 9 5/8s, 2008                     80,000         60,000        190,000        142,500         60,000         45,000
Patriot American Hospital term loan
Ser. B,  8 1/8s, 2003                                 --             --        499,583        489,592             --             --
PharMerica, Inc. company guaranty
8 3/8s, 2008                                     100,000         90,000        260,000        234,000         90,000         81,000
Quorum Health Group, Inc. sr. sub.
notes 8 3/4s, 2005                                    --             --             --             --        100,000        102,500
Sun Healthcare Group, Inc. sr. sub.
notes Ser. B, 9 1/2s, 2007                        75,000         67,500        175,000        157,500             --             --
Tenet Healthcare Corp. sr. notes 8s, 2005        150,000        152,250             --             --        125,000        126,875
Tenet Healthcare Corp. sr. sub. notes
8 5/8s, 2007                                     250,000        259,375        975,000      1,011,563        375,000        389,063
                                                           ------------                  ------------                  ------------
                                                              3,723,853                     9,496,771                     3,795,374

Insurance and Finance                                               0.9%                          1.8%                          5.0%
-----------------------------------------------------------------------------------------------------------------------------------
Aames Financial Corp. sr. notes 9 1/8s,
2003                                             230,000        207,000        580,000        522,000        190,000        171,000
AFC Capital Trust company guaranty
Ser. B, 8.207s, 2027                             285,000        322,703        675,000        764,296        970,000      1,098,321
Allstate Financing II company guaranty
7.83s, 2045                                           --             --        200,000        212,026             --             --
American General Institute 144A
company guaranty 8 1/8s, 2046                    480,000        541,800      1,190,000      1,343,213      1,390,000      1,568,963
Amvescap Corp. PLC sr. notes 6.6s,
2005  (United Kingdom)                           330,000        333,713             --             --      1,150,000      1,162,938
Banponce Financial Corp. med. term
note 7 1/8s, 2002                                205,000        216,211        530,000        558,986        740,000        780,471
Chevy Chase Savings Bank Inc. sub.
deb. 9 1/4s, 2005                                120,000        116,400        300,000        291,000        100,000         97,000
Chevy Chase Savings Bank Inc. sub.
deb. 9 1/4s, 2008                                175,000        169,750        450,000        436,500        125,000        121,250
Colonial Capital I 144A company
guaranty 8.92s, 2027                              35,000         36,127         90,000         92,897         30,000         30,966
Contifinancial Corp. sr. notes 8 3/8s, 2003      120,000        120,110        305,000        305,281        105,000        105,097
DTI Holdings Inc. sr. disc. notes,
stepped-coupon Ser. B, zero %
(12 1/2s, 03/01/03), 2008 (STP)                  605,000        229,900      1,445,000        549,100        480,000        182,400
Delta Financial Corp. sr. notes 9 1/2s, 2004     110,000         66,000        300,000        180,000         90,000         54,000
Dime Capital Trust I bank guaranty Ser. A,
9.33s, 2027                                       35,000         39,684         90,000        102,046         30,000         34,015
Dine S.A. de C.V. 144A company
guaranty 8 3/4s,  (Mexico)                        35,000         22,750         85,000         55,250         25,000         16,250
Dollar Financial Group Inc. sr. notes
Ser. A, 10 7/8s, 2006                             25,000         24,250         70,000         67,900         25,000         24,250
Fannie Mae sr. unsub. 6 3/8s, 2007               715,000        448,787      1,755,000      1,101,568        815,000        511,554
Fannie Mae notes 6s, 2008                      1,155,000      1,245,229      2,680,000      2,889,362      3,870,000      4,172,324
First Financial Caribbean Corp. sr. notes
7.84s, 2006                                       90,000         96,489        235,000        251,944        340,000        364,514
First Nationwide Holdings sr. notes
12 1/2s, 2003                                         --             --        100,000        114,750             --             --
First Nationwide Holdings sr. sub.
notes 10 5/8s, 2003                              100,000        116,000        255,000        295,800         90,000        104,400
First Nationwide Holdings sr. sub.
notes 9 1/8s, 2003                                    --             --             --             --        150,000        168,000
Firstar Bank Milwaukee sr. bank notes
6 1/4s, 2002                                     250,000        260,900        600,000        626,160        710,000        740,956
Fleet Financial Group, Inc. sub. deb.
6 7/8s, 2028                                     325,000        332,306        715,000        731,073      1,130,000      1,155,402
Fuji JGB Inv. LLC 144A FLIRB bonds
9.87s, 2049                                      350,000        155,236        790,000        350,389        965,000        428,006
GS Escrow Corp. 144A sr. notes
7 1/8s, 2005                                     325,000        320,856        800,000        789,800        275,000        271,494
Greenpoint Bank sr. notes 6.7s, 2002             375,000        383,220        820,000        837,974      1,255,000      1,282,510
Greenpoint Capital Trust I company
guaranty 9.1s, 2027                               35,000         37,763         90,000         97,106         30,000         32,369
Imperial Credit Capital Trust I 144A
company guaranty 10 1/4s, 2002                   100,000         80,000        275,000        220,000        200,000        160,000
Imperial Credit Industries, Inc. sr. notes
9 7/8s, 2007                                      40,000         30,800        100,000         77,000         30,000         23,100
Investors Capital Trust I company guaranty
Ser. B, 9.77s, 2027                                   --             --         15,000         16,913             --             --
Korea Development Bank bonds 7 3/8s,
2004 (Korea)                                      50,000         38,979        125,000         97,448         50,000         38,979
Korea Development Bank Bonds 7 1/8s,
2001 (Korea)                                     100,000         87,301        250,000        218,253         75,000         65,476
Kreditanstalt Fuer Wiederauf bonds 5s,
2009 (Germany)                                 1,950,000      1,238,466      6,010,000      3,817,016      3,550,000      2,254,644
Merita Bank Ltd. sub. notes 6 1/2s,
2006 (Finland)                                   295,000        298,953        730,000        739,782      1,060,000      1,074,204
Money Store, Inc. notes 8.05s, 2002              165,000        179,753        360,000        392,188        525,000        571,940
NationsBank Corp. sub. notes 6 7/8s, 2005        610,000        651,639      1,515,000      1,618,414             --             --
Nationwide Credit Inc. 144A sr. notes
10 1/4s, 2008                                    160,000        152,000        500,000        475,000        180,000        171,000
Netia Holdings B.V. 144A company
guaranty stepped-coupon zero %
(11 1/4s, 11/1/01), 2007 (Poland) (STP)           20,000          8,200         40,000         16,400         10,000          4,100
Netia Holdings B.V. 144A notes 10 1/4s,
(Poland)                                          30,000         22,800         60,000         45,600         20,000         15,200
North Fork Capital Trust I company
guaranty 8.7s, 2026                               10,000         11,251         15,000         16,876          5,000          5,625
Ocwen Capital Trust I company
guaranty 10 7/8s, 2027                            20,000         18,000         50,000         45,000         15,000         13,500
Ocwen Federal Bank FSB sub. deb. 12s, 2005         5,000          5,100         10,000         10,200          5,000          5,100
Ocwen Financial Corp. notes 11 7/8s, 2003         10,000         10,000         10,000         10,000         10,000         10,000
Orange Cogen Funding 144A company
guaranty 8.175s, 2022                             75,000         82,680        195,000        214,968        275,000        303,160
PRT Funding Corp. sr. notes 11 5/8s, 2004 (NON)   95,000         61,750        225,000        146,250         75,000         48,750
Paine Webber Group, Inc. sr. notes 6.55s,
2008                                             505,000        508,111      1,095,000      1,101,745      1,705,000      1,715,503
Peoples Bank- Bridgeport sub. notes 7.2s,
2006                                             240,000        238,282        565,000        560,955        865,000        858,807
Peoples Heritage Capital Trust company
guaranty Ser. B, 9.06s, 2027                          --             --        165,000        196,857             --             --
Phoenix Home Life Mutual Insurance
Co. 144A notes 6.95s, 2006                       210,000        226,086        555,000        597,513        780,000        839,748
Pindo Deli Finance Mauritius Ltd.
company guaranty 10 3/4s, 2007
(Indonesia)                                       90,000         36,000        215,000         86,000         65,000         26,000
Pioneer Americas Acquisition 144A
sr. notes 9 1/4s, 2007                            35,000         28,350         90,000         72,900         30,000         24,300
Polytama International notes 11 1/4s, 2007        60,000          9,000        150,000         22,500         50,000          7,500
Popular, Inc. med. term notes 6.4s, 2000         375,000        378,983        920,000        929,770      1,095,000      1,106,629
Provident Capital Trust company guaranty
8.6s, 2026                                        70,000         77,705        190,000        210,913             --             --
Provident Companies, Inc. bonds 7.405s,
2038                                             415,000        419,669        910,000        920,238      1,370,000      1,385,413
Reliance Group Holdings, Inc. sr. notes 9s,
2000                                                  --             --        145,000        149,467             --             --
Riggs Capital Trust 144A bonds 8 5/8s,
2026                                              35,000         36,948         90,000         95,009         40,000         42,226
Sampoerna International Finance Co.
144A company guaranty 8 3/8s, 2006
(Indonesia)                                      170,000         69,700        480,000        196,800        545,000        223,450
Southern Investments Service Co.
sr. notes 6.8s, 2006 (United Kingdom)            585,000        616,093      1,310,000      1,379,627      1,980,000      2,085,237
Sovereign Capital Trust company guaranty
9s, 2027                                          50,000         53,334        130,000        138,668         45,000         48,001
Sparbanken Sverige AB (Swedbank)
144A sub. 7 1/2s, 2006 (Sweden)                  175,000        176,341        470,000        473,600        660,000        665,056
St. Paul Bancorp sr. notes 7 1/8s, 2004          380,000        409,401        875,000        942,699      1,275,000      1,373,647
TIG Holdings, Inc. notes 8 1/8s, 2005            275,000        302,902        615,000        677,398        925,000      1,018,851
Webster Capital Trust I 144A bonds
9.36s, 2027                                        5,000          5,300         20,000         21,200         10,000         10,600
                                                           ------------                  ------------                  ------------
                                                             12,413,061                    30,517,588                    30,874,196

Lodging                                                              --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Epic Resorts LLP 144A sr. notes 13s, 2005        100,000         95,000        250,000        237,500         80,000         76,000
Raintree Resorts International, Inc.
sr. notes Ser. B, 13s, 2004                       55,000         41,250        140,000        105,000         40,000         30,000
                                                           ------------                  ------------                  ------------
                                                                136,250                       342,500                       106,000

Medical Supplies and Devices                                        0.1%                          0.2%                          0.4%
-----------------------------------------------------------------------------------------------------------------------------------
ALARIS Medical Systems, Inc. company
guaranty 9 3/4s, 2006                            100,000         93,000        265,000        246,450        115,000        106,950
Graphic Controls Corp. sr. sub. notes
Ser. A, 12s, 2005                                100,000        113,000        270,000        305,100         90,000        101,700
Imagyn Medical Technologies, Inc.
company guaranty 12 1/2s, 2004                    85,000         23,375        230,000         63,250         75,000         20,625
Kinetic Concepts, Inc. company guaranty
Ser. B, 9 5/8s, 2007                             110,000        108,900        355,000        351,450        100,000         99,000
Mediq, Inc. 144A sr. sub. notes 11s, 2008        170,000        159,800        410,000        385,400        140,000        131,600
Tyco International Ltd. company guaranty
6 3/8s, 2005                                     250,000        263,515        555,000        585,003        850,000        895,951
Tyco International Ltd. company guaranty
6 1/4s, 2003                                     260,000        269,217        570,000        590,207        875,000        906,019
Wright Medical Technology, Inc. 144A
notes Ser. C, 11 3/4s, 2000                      200,000        179,000        400,000        358,000        100,000         89,500
                                                           ------------                  ------------                  ------------
                                                              1,209,807                     2,884,860                     2,351,345

Metals and Mining                                                   0.1%                          0.1%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Acindar Industria Argentina de Aceros
S.A. bonds 11 1/4s, 2004 (Argentina)              30,000         20,400         80,000         54,400         25,000         17,000
AK Steel Corp. sr. notes 9 1/8s, 2006             70,000         70,000        180,000        180,000         75,000         75,000
Ameristeel Corp. company guaranty
Ser. B, 8 3/4s, 2008                             155,000        142,600        385,000        354,200        130,000        119,600
Anker Coal Group, Inc. sr. notes Ser. B,
9 3/4s, 2007                                     600,000        372,000      1,125,000        697,500        400,000        248,000
Continental Global Group sr. notes Ser. B,
11s, 2007                                         65,000         56,550        170,000        147,900         60,000         52,200
Freeport-McMoRan Copper & Gold Co.,
Inc. sr. notes 7 1/2s, 2006                      100,000         62,049        240,000        148,918        365,000        226,479
Lodestar Holding, Inc. 144A sr. notes
11 1/2s, 2005                                    100,000         82,000        210,000        172,200         80,000         65,600
WHX Corp. sr. notes 10 1/2s, 2005                100,000         92,000        240,000        220,800         80,000         73,600
Weirton Steel Co. sr. notes 11 3/8s, 2004        110,000         99,000         50,000         45,000             --             --
                                                           ------------                  ------------                  ------------
                                                                996,599                     2,020,918                       877,479

Oil and Gas                                                         0.3%                          0.6%                          1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Abraxas Petroleum Corp. company
guaranty Ser D, 11 1/2s, 2004                    130,000        101,400        340,000        265,200        115,000         89,700
American Eco Corp. company guaranty
Ser. B, 9 5/8s, 2008                             220,000        165,000        560,000        420,000        180,000        135,000
Benton Oil & Gas Co. sr. notes 11 5/8s,
2003                                             100,000         85,000        125,000        106,250             --             --
Benton Oil & Gas Co. sr. notes 9 3/8s, 2007       15,000         11,775         45,000         35,325         20,000         15,700
CIA Naviera Perez Companc S.A.
144A bonds 9s, 2004 (Argentina)                   35,000         34,300         90,000         88,200         30,000         29,400
Cliffs Drilling Co. company guaranty
Ser. D, 10 1/4s, 2003                            200,000        210,000        150,000        157,500        500,000        525,000
Coastal Corp. bonds 6.95s, 2028                  340,000        328,811        750,000        725,318      1,165,000      1,126,660
Coastal Corp. deb. 6 1/2s, 2008                       --             --             --             --      1,200,000      1,229,244
Coho Energy, Inc. sr. sub. notes 8 7/8s,
2007                                              40,000         36,400        110,000        100,100         30,000         27,300
Columbia Gas System, Inc. notes Ser. B,
6.61s, 2002                                      210,000        217,592        530,000        549,160             --             --
Columbia Gas System, Inc. notes Ser. E,
7.32s, 2010                                      150,000        163,317        400,000        435,512        500,000        544,390
Costilla Energy, Inc. sr. notes 10 1/4s, 2006     15,000         13,050        280,000        243,600         90,000         78,300
Dailey International, Inc. company
guaranty Ser. B, 9 1/2s, 2008                    100,000         60,000        240,000        144,000         80,000         48,000
Eagle Geophysical, Inc. 144A sr. notes
10 3/4s, 2008                                     95,000         83,600        240,000        211,200         80,000         70,400
Enron Corp. notes 6.4s, 2006                     115,000        117,706        245,000        250,765        375,000        383,824
Flores & Rucks, Inc. sr. sub. notes 9 3/4s,
2006                                              35,000         36,488         90,000         93,825             --             --
Global Marine Inc. notes 7s, 2028                510,000        484,403      1,120,000      1,063,787      1,760,000      1,671,666
Gothic Energy Corp. sr. disc. notes,
stepped-coupon Ser. B, zero %
(14 1/8s, 5/1/03), 2006 (STP)                     20,000          8,000         50,000         20,000         20,000          8,000
K N Energy, Inc. deb. 7 1/4s, 2028               100,000         98,938        215,000        212,717        330,000        326,495
K N Energy, Inc. sr. notes 6.45s, 2003           220,000        226,125        475,000        488,224        705,000        724,627
Michael Petroleum Corp. sr. notes Ser. B,
11 1/2s, 2005                                     90,000         80,100        220,000        195,800         70,000         62,300
Northern Offshore 144A company
guaranty 10s, 2005                               100,000         74,000        270,000        199,800         90,000         66,600
Pacalta Resources Ltd. sr. notes Ser. B,
10 3/4s, 2004 (Canada)                           135,000        121,500        345,000        310,500        105,000         94,500
Panaco, Inc. company guaranty Ser. B,
10 5/8s, 2004                                    250,000        200,000        400,000        320,000        250,000        200,000
Petro Geo-Services AS ADR notes
7 1/2s, 2007 (Norway)                             95,000        101,338        255,000        272,014        365,000        389,353
Pogo Producing Co. sr. sub. notes Ser. B,
8 3/4s, 2007                                     120,000        114,000        315,000        299,250        105,000         99,750
Saga Petroleum ASA deb. 7 1/4s, 2027
(Norway)                                         200,000        180,744        500,000        451,860        575,000        519,639
Seven Seas Petroleum sr. notes Ser. B,
12 1/2s, 2005                                     80,000         65,200        200,000        163,000         60,000         48,900
Snyder Oil Corp. sr. sub. notes 8 3/4s,
2007                                              35,000         35,175         90,000         90,450         30,000         30,150
Southwest Royalties, Inc. company
guaranty 10 1/2s, 2004                           140,000         74,200        275,000        145,750         75,000         39,750
TransTexas Gas Corp. sr. sub. notes
Ser. D, 13 3/4s, 2001                            163,000        154,850        419,000        398,050        180,000        171,000
Transamerican Energy sr. disc. notes
stepped-coupon Ser. B, zero %
(13s, 6/15/99), 2002 (STP)                     1,500,000        720,000      3,825,000      1,836,000      1,275,000        612,000
Transamerican Energy sr. notes Ser. B,
11 1/2s, 2002                                    345,000        189,750        885,000        486,750        290,000        159,500
                                                           ------------                  ------------                  ------------
                                                              4,592,762                    10,779,907                     9,527,148

Packaging and Containers                                             --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
AEP Industries, Inc. 144A notes 9 7/8s,
2007                                             170,000        163,200        425,000        408,000         20,000         19,200
Huntsman Packaging Corp. company
guaranty 9 1/8s, 2007                             50,000         47,500        125,000        118,750         35,000         33,250
                                                           ------------                  ------------                  ------------
                                                                210,700                       526,750                        52,450

Paper and Forest Products                                           0.1%                          0.1%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
APP Finance II Mauritius Ltd. bonds
sr. disc. notes stepped-coupon 12s,
(16s, 2/15/04), 2049 (Indonesia) (STP)           110,000         55,000        280,000        140,000        100,000         50,000
APP International Finance Co. notes
11 3/4s, 2005 (Netherlands)                       10,000          5,900         30,000         17,700         10,000          5,900
Buckeye Cellulose Corp. sr. sub. notes
9 1/4s, 2008                                      25,000         25,875         50,000         51,750         25,000         25,875
Florida Coast Paper LLC 1st mtge.
Ser. B, 12 3/4s, 2003                             25,000         23,625         50,000         47,250         20,000         18,900
Indah Kiat Financial Mauritius Ltd.
company guaranty 10s, 2007
(Indonesia)                                      550,000        239,250      1,500,000        652,500        525,000        228,375
PT Pabrik Kertas Tjiwi Kimia company
guaranty 10s, 2004 (Indonesia)                   205,000         87,125        260,000        110,500         70,000         29,750
Repap New Brunswick sr. notes
10 5/8s, 2005 (Canada)                           215,000        135,450        530,000        333,900        175,000        110,250
Repap New Brunswick sr. notes 9s,
2004 (Canada)                                     50,000         45,625        170,000        155,125         55,000         50,188
Riverwood International Corp. company
guaranty 10 7/8s, 2008                           270,000        224,100        645,000        535,350        215,000        178,450
Riverwood International Corp. company
guaranty 10 1/4s, 2006                           140,000        127,400        380,000        345,800        125,000        113,750
                                                           ------------                  ------------                  ------------
                                                                969,350                     2,389,875                       811,438

Pharmaceuticals                                                      --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc. 144A sr. notes
9 1/4s, 2005                                      60,000         59,400        150,000        148,500        250,000        247,500

Photography                                                          --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Panavision Inc. 144A sr. disc. notes
stepped-coupon zero %
(9 5/8s, 2/1/02), 2006 (STP)                      35,000         19,950        100,000         57,000         35,000         19,950

Publishing                                                          0.1%                          0.2%                          0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Affinity Group Holdings sr. sub. notes
11 1/2s, 2003                                    170,000        171,275        420,000        423,150         50,000         50,375
Affinity Group Holdings sr. notes 11s, 2007      115,000        111,550        610,000        591,700        180,000        174,600
American Media Operation, Inc. sr. sub.
notes 11 5/8s, 2004                              115,000        119,025        285,000        294,975        100,000        103,500
Garden State Newspapers, Inc. sr. sub.
notes Ser. B, 8 3/4s, 2009                       325,000        315,250        850,000        824,500        275,000        266,750
Hollinger International Publishing, Inc.
sr. sub. notes 9 1/4s, 2006                      250,000        256,875             --             --             --             --
News America Holdings, Inc. deb. 7.7s,
2025                                             220,000        235,268        505,000        540,047        720,000        769,968
Perry-Judd company guaranty 10 5/8s,
2007                                             225,000        216,000        390,000        374,400        130,000        124,800
Tri State Media, Inc. 144A sr. sub.
notes 11s, 2008                                  190,000        184,775        485,000        471,663        155,000        150,738
Von Hoffman Press Inc. 144A sr. sub.
notes 10 3/8s, 2007                               35,000         35,525         90,000         91,350         30,000         30,450
                                                           ------------                  ------------                  ------------
                                                              1,645,543                     3,611,785                     1,671,181

Real Estate                                                          --%                           --%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Bluegreen Corp. company guaranty
Ser. B, 10 1/2s, 2008                             20,000         18,200         60,000         54,600         20,000         18,200
First Industrial Realty Trust, Inc. notes
6 1/2s, 2001                                          --             --             --             --        860,000        885,430
Prime Hospitality Corp. sub. notes 9 3/4s,
2007                                              95,000         87,400        300,000        276,000        125,000        115,000
                                                           ------------                  ------------                  ------------
                                                                105,600                       330,600                     1,018,630

Recreation                                                          0.1%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp. sr. sub. notes 9 1/2s,
2007                                                  --             --             --             --         25,000         24,750
Empress River Casino sr. notes 10 3/4s,
2002                                             100,000        108,000             --             --        125,000        135,000
Grand Casinos, Inc. 1st mtge. 10 1/8s,
2003                                              75,000         79,500        200,000        212,000             --             --
Hollywood Casino Corp. sr. notes
12 3/4s, 2003                                    150,000        155,250        250,000        258,750             --             --
Players International Inc. sr. notes
10 7/8s, 2005                                    250,000        263,750        280,000        295,400         50,000         52,750
Showboat Marina Casino 1st mtge.
Ser. B, 13 1/2s, 2003                            100,000        109,500             --             --         75,000         82,125
                                                           ------------                  ------------                  ------------
                                                                716,000                       766,150                       294,625

Retail                                                              0.1%                          0.2%                          0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Amazon.com Inc. sr. disc. notes
stepped-coupon zero %
(10s, 05/01/03), 2008 (STP)                      260,000        143,000        660,000        363,000        220,000        121,000
Eye Care Centers of America
144A sr. sub. notes 9 1/8s, 2008                 100,000         84,000        250,000        210,000         80,000         67,200
Federated Department Stores,
Inc. sr. notes 8 1/2s, 2003                      360,000        404,453        930,000      1,044,836      1,270,000      1,426,820
Fred Meyer, Inc. company guaranty
7.45s, 2008                                      150,000        157,124        400,000        418,996        125,000        130,936
Home Interiors & Gifts, Inc. 144A
sr. sub. notes 10 1/8s, 2008                      50,000         47,250        140,000        132,300         50,000         47,250
Jitney-Jungle Stores company guaranty
12s, 2006                                         60,000         66,000        180,000        198,000         60,000         66,000
K mart Corp. med. term notes 8s, 2001             10,000         10,094         10,000         10,094
K mart Corp. deb. 7 3/4s, 2012                    10,000          9,800          5,000          4,900         10,000          9,800
Service Merchandise Co., Inc. sr. sub.
deb. 9s, 2004                                     20,000         12,000         60,000         36,000         20,000         12,000
Southland Corp. 1st priority sr. sub.
deb. 5s, 2003                                    135,000        114,750        350,000        297,500        115,000         97,750
Specialty Retailers, Inc. company guaranty
Ser. B, 8 1/2s, 2005                              10,000          9,100         15,000         13,650         10,000          9,100
William Carter Co. sr. sub. notes Ser. A,
10 3/8s, 2006                                         --             --             --             --        150,000        156,000
William Carter Holdings Co. sr. sub.
Notes Ser. A, 12s, 2008                           50,000         51,500        140,000        144,200         50,000         51,500
Zale Corp. sr. notes Ser. B, 8 1/2s, 2007         60,000         58,200        150,000        145,500         50,000         48,500
                                                           ------------                  ------------                  ------------
                                                              1,167,271                     3,018,976                     2,243,856

Satellite Services                                                   --%                          0.1%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Esat Holdings Ltd. 144A sr. notes
stepped-coupon zero %
(12 1/2s, 2/01/02), 2007 (Ireland) (STP)          75,000         48,000        205,000        131,200          65,000        41,600
Golden Sky Systems 144A sr. sub.
notes 12 3/8s, 2006                              150,000        150,000        380,000        380,000        130,000        130,000
Satelites Mexicanos S.A. de C.V. 144A
sr. notes 10 1/8s, 2004 (Mexico)                  80,000         54,400        210,000        142,800         70,000         47,600
TCI Satellite Entertainment Inc. sr. sub.
notes 10 7/8s, 2007                              110,000        101,750        335,000        309,875         90,000         83,250
TCI Satellite Entertainment, Inc. sr. disc.
notes stepped-coupon zero %
(12 1/4s, 2/102), 2007 (STP)                     155,000         91,450        280,000        165,200        125,000         73,750
                                                           ------------                  ------------                  ------------
                                                                445,600                     1,129,075                       376,200

Specialty Consumer Products                                          --%                          0.1%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Decora Industries, Inc. 144A sr. sec. notes
11s, 2005                                        130,000        114,400        340,000        299,200        110,000         96,800
EOP Operating LP 144A notes 6.763s,
2007                                             350,000        349,804        750,000        749,580      1,160,000      1,159,350
GFSI, Inc. sr. sub. notes Ser. B, 9 5/8s, 2007    25,000         23,500         75,000         70,500             --             --
                                                           ------------                  ------------                  ------------
                                                                487,704                     1,119,280                     1,256,150

Telecommunications                                                  1.1%                          2.2%                          2.5%
-----------------------------------------------------------------------------------------------------------------------------------
AT&T Capital Corp. med. term notes
6 1/4s, 2001                                     340,000        345,379        755,000        766,944      1,085,000      1,102,165
Adelphia Communications Corp. sr.
notes Ser. B, 10 1/4s, 2000                       10,000         10,100         20,000         20,200         10,000         10,100
Adelphia Communications Corp. sr.
notes Ser. B, 9 7/8s, 2007                       280,000        301,000        705,000        757,875        235,000        252,625
Adelphia Communications Corp. sr.
notes 9 1/2s, 2004 (PIK)                         125,000        129,375        250,000        258,750             --             --
AirTouch Communications, Inc.
notes 6.65s, 2008                                340,000        367,152             --             --      1,150,000      1,241,839
Allbritton Communications Co.
sr. sub. notes Ser. B, 8 7/8s, 2008               90,000         89,100        400,000        396,000             --             --
Allegiance Telecom, Inc. sr. notes
12 7/8s, 2008                                     30,000         27,600         80,000         73,600         30,000         27,600
Allegiance Telecom, Inc. sr. disc.
notes stepped-coupon Ser. B,
zero % (11 3/4s, 2/15/03), 2008 (STP)            380,000        163,400        950,000        408,500        310,000        133,300
Barak I.T.C. sr. disc. notes
stepped-coupon Ser. B, zero %
(12 1/2s, 11/15/02), 2007 (Israel) (STP)          80,000         40,800        190,000         96,900         60,000         30,600
BTI Telecom Corp. sr. notes 10 1/2s, 2007        360,000        298,800        875,000        726,250        290,000        240,700
Call-Net Enterprises sr. disc. notes
stepped-coupon zero %
(13 1/4s, 12/1/99), 2004 (STP)                   100,000         95,000        365,000        346,750        100,000         95,000
Call-Net Enterprises, Inc. sr. disc.
notes stepped-coupon zero %
(8.94s, 8/15/03), 2008 (Canada) (STP)             50,000         29,000        130,000         75,400         40,000         23,200
Caprock Communications Corp.
144A sr. notes 12s, 2008                         100,000         90,000        250,000        225,000         80,000         72,000
Celcaribe S.A. sr. notes 13 1/2s, 2004
(Columbia)                                       200,000        202,000        250,000        252,500        150,000        151,500
CellNet Data Systems, Inc. sr. disc.
notes stepped-coupon zero %
(14s, 10/1/02), 2007 (STP)                       400,000        192,000      1,000,000        480,000        350,000        168,000
Centennial Cellular Corp. sr. notes
10 1/8s, 2005                                    145,000        179,075        350,000        432,250         60,000         74,100
Centennial Cellular Corp. sr. notes
8 7/8s, 2001                                      50,000         53,250        135,000        143,775         50,000         53,250
Charter Communications International,
Inc. disc. notes stepped-coupon
Ser. B, zero % (14s, 3/15/01), 2007 (STP)         70,000         60,200        180,000        154,800         60,000         51,600
Colt Telecommunications Group
PLC sr. disc. notes stepped-coupon
zero % (12s, 12/15/01), 2006
(United Kingdom) (STP)                           300,000        234,000        725,000        565,500        250,000        195,000
Comcast Cellular Holdings sr. notes
Ser. B, 9 1/2s, 2007                             140,000        143,500        365,000        374,125        125,000        128,125
Conecel Holdings 144A notes 14s, 2000             55,000         29,150        145,000         76,850         50,000         26,500
Consorcio Ecuatoiano notes 14s, 2002
(Ecuador)                                         35,000         18,550         95,000         50,350         30,000         15,900
Covad Communications Group sr. disc.
notes Ser. B, zero % (13 1/2s, 03/15/03),
2008 (STP)                                       135,000         54,000        330,000        132,000        115,000         46,000
CTI Holdings S.A. 144A sr. notes
stepped-coupon zero %
(11 1/2s, 4/15/03), 2008 (STP)                    80,000         30,400        210,000         79,800         70,000         26,600
Dobson Wireline Co. 144A sr. notes
12 1/4s, 2008                                    140,000        134,400        340,000        326,400        110,000        105,600
E. Spire Communications, Inc. sr. notes
13 3/4s, 2007                                     40,000         43,200        115,000        124,200         35,000         37,800
E. Spire Communications, Inc. sr. disc.
notes stepped-coupon zero %
(13s, 11/1/00), 2005 (STP)                            --             --        100,000         78,000             --             --
E. Spire Communications, Inc. sr.
disc. notes stepped-coupon zero %
(12 3/4s, 4/1/01), 2006 (STP)                    390,000        287,625      1,010,000        744,875        350,000        258,125
Econophone, Inc. 144A notes
stepped-coupon zero %
(11s, 2/15/03), 2008 (STP)                       310,000        168,950        790,000        430,550        260,000        141,700
Espirit Telecom Group PLC sr. notes
11 1/2s, 2007 (United Kingdom)                    40,000         37,200        100,000         93,000         30,000         27,900
Facilicom International sr. notes
Ser. B., 10 1/2s, 2008                            60,000         52,200        160,000        139,200         50,000         43,500
Flag Ltd. 144A sr. notes 8 1/4s, 2008
(Bermuda)                                        120,000        114,300        390,000        371,475        100,000         95,250
Focal Communications Corp. sr. disc.
notes stepped-coupon Ser. B, zero %
(12 1/8s, 02/15/03), 2008 (STP)                  250,000        125,000        670,000        335,000        210,000        105,000
GST Telecommunications, Inc. 144A
sr. disc. notes stepped-coupon zero %
(10 1/2s, 5/1/03), 2008 (STP)                    540,000        261,900      1,470,000        712,950        540,000        261,900
GST Telecommunications, Inc. company
guaranty stepped-coupon zero %
(13 7/8s, 12/15/00), 2005 (STP)                  298,000        214,560        652,000        469,440        186,000        133,920
Global Crossing Holdings 144A
sr. notes 9 5/8s, 2008                           600,000        585,000      1,530,000      1,491,750        510,000        497,250
Hyperion Telecommunication Corp.
sr. disc. notes stepped-coupon Ser. B,
zero % (13s, 4/15/01), 2003 (STP)                 85,000         58,650        210,000        144,900         70,000         48,300
Hyperion Telecommunications, Inc.
sr. notes Ser. B, 12 1/4s, 2004                  100,000         98,500        290,000        285,650         90,000         88,650
ICG Holdings, Inc. sr. disc. notes
stepped-coupon zero %
(13 1/2s, 9/15/00), 2005 (STP)                   130,000        101,400        260,000        202,800        100,000         78,000
ICG Services, Inc. sr. disc. notes
stepped-coupon zero %
(10s, 02/15/03), 2008 (STP)                    1,000,000        475,000      1,190,000        565,250        800,000        380,000
ICG Services, Inc. sr. disc. notes
stepped-coupon zero %
(9 7/8s, 5/1/03), 2008                           350,000        161,000        880,000        404,800        295,000        135,700
IDT Corp. sr. notes 8 3/4s, 2006                  70,000         61,600        180,000        158,400         65,000         57,200
Intelcom Group (USA), Inc. company
guaranty stepped-coupon zero %
(12 1/2s, 5/1/01), 2006 (STP)                    140,000         99,750        355,000        252,938        125,000         89,063
Intercel, Inc. sr. disc. notes
stepped-coupon zero %
(12s, 2/1/01), 2006 (STP)                             --             --         60,000         39,300             --             --
Intermedia Communications, Inc.
sr. notes Ser. B, 8.6s, 2008                     330,000        326,700        790,000        782,100        360,000        356,400
Intermedia Communications, Inc.
sr. notes Ser. B, 8 1/2s, 2008                   440,000        433,400      1,000,000        985,000        250,000        246,250
International Cabletel, Inc. sr. notes
stepped-coupon Ser. B, zero %
(11 1/2s, 2/01/01), 2006 (STP)                   460,000        374,900      1,400,000      1,141,000        480,000        391,200
Ionica Group PLC sr. disc. notes
stepped-coupon zero % (15s, 5/1/02),
2007 (United Kingdom) (STP)                      300,000         18,000        480,000         28,800        200,000         12,000
Iridium LLC/Capital Corp. company
guaranty Ser. B, 14s, 2005                       135,000        120,150        345,000        307,050        110,000         97,900
Iridium LLC company guaranty Ser. A,
13s, 2005                                          5,000          4,400         80,000         70,400          5,000          4,400
ITC Deltacom, Inc. sr. notes 11s, 2007            58,000         62,060        156,000        166,920         52,000         55,640
IXC Communications, Inc. sr. sub. notes
9s, 2008                                         160,000        158,400        400,000        396,000        130,000        128,700
KMC Telecom Holdings, Inc. sr. disc.
notes stepped-coupon zero %
(12 1/2s, 2/15/03), 2008 (STP)                   200,000         92,000        580,000        266,800        175,000         80,500
Knology Holdings, Inc. sr. disc. notes
stepped-coupon zero %
(11 7/8s, 10/15/02), 2007 (STP)                  285,000        145,350        720,000        367,200        210,000        107,100
L-3 Communications Corp. sr. sub.
notes Ser. B, 10 3/8s, 2007                       50,000         54,625        135,000        147,488         50,000         54,625
L-3 Communications Corp. sr. sub.
notes 8 1/2s, 2008                                90,000         91,238        230,000        233,163         70,000         70,963
MCI Communications Corp.
notes 6 1/8s, 2002                               130,000        133,259        215,000        220,390        680,000        697,048
MCI WorldCom, Inc. sr. notes 6 1/8s, 2001             --             --        830,000        849,148             --             --
MJD Communications Inc. 144A
FRN 10s, 2008                                     50,000         50,000        130,000        130,000         40,000         40,000
MJD Communications, Inc. 144A
sr. sub. notes 9 1/2s, 2008                       50,000         50,000        120,000        120,000         40,000         40,000
McCaw International Ltd sr. discount
notes stepped coupon zero %
(13s, 4/15/02), 2007 (STP)                        10,000          5,000         20,000         10,000         10,000          5,000
MetroNet Communications Corp.
sr. disc. notes stepped-coupon zero %
(10 3/4s, 11/1/02), 2007 (Canada) (STP)           35,000         21,175         85,000         51,425         25,000         15,125
MetroNet Communications Corp.
sr. disc. notes zero %
(9.95s, 6/15/03), 2008 (Canada) (STP)            350,000        193,375        890,000        491,725        200,000        110,500
Microcell Telecommunications sr. disc.
notes stepped-coupon Ser. B, zero %
(14s, 12/1/01), 2006 (Canada) (STP)               90,000         63,900        220,000        156,200         70,000         49,700
Millicom International Cellular S.A.
sr. disc. notes stepped-coupon
zero % (13 1/2s, 6/1/01),
2006 (Luxembourg) (STP)                          435,000        276,225      1,105,000        701,675        365,000        231,775
Mobile Telecommunications Tech.
sr. notes 13 1/2s, 2002                               --             --        145,000        162,400         50,000         56,000
NEXTEL Communications, Inc. sr. disc.
notes stepped-coupon zero %
(12 1/8s, 4/15/03), 2008 (STP)                   820,000        369,000      2,090,000        940,500        690,000        310,500
NEXTEL Communications, Inc.
sr. disc. notes stepped-coupon
zero % (10.65s, 9/15/02), 2007 (STP)             860,000        541,800      2,015,000      1,269,450        825,000        519,750
NEXTEL Communications, Inc. sr. disc.
notes stepped-coupon zero %
(9.95s, 2/15/03), 2008 (STP)                     390,000        230,100      1,000,000        590,000        340,000        200,600
NEXTEL Communications, Inc. sr. disc.
notes stepped-coupon zero %
(9 3/4s, 2/15/99), 2004 (STP)                    600,000        576,000      1,555,000      1,492,800        510,000        489,600
NTL Inc. 144A sr. notes stepped-coupon
zero % (9 3/4s, 4/01/03), 2008 (STP)             150,000         90,750        500,000        302,500        200,000        121,000
NTL Inc. sr. notes Ser. B, 10s, 2007
(United Kingdom)                                 270,000        273,375        615,000        622,688        100,000        101,250
NorthEast Optic Network, Inc. sr. notes
12 3/4s, 2008                                    170,000        156,400        480,000        441,600        140,000        128,800
Orbital Imaging Corp. sr. notes Ser. B,
11 5/8s, 2005                                    115,000        108,100        300,000        282,000        100,000         94,000
Pagemart Nationwide, Inc. sr. disc. notes
stepped-coupon zero %
(15s, 2/1/00), 2005 (STP)                         50,000         44,250        130,000        115,050         40,000         35,400
Paging Network Do Brasil sr. notes
13 1/2s, 2005 (Brazil)                             5,000          1,850         10,000          3,700         10,000          3,700
Pathnet, Inc. 144A sr. notes 12 1/4s, 2008       190,000        144,400        490,000        372,400        160,000        121,600
Price Communications Wireless Inc.
144A sr. notes 9 1/8s, 2006                      140,000        137,200        330,000        323,400        110,000        107,800
Primus Telecommunications Group, Inc.
sr. notes Ser. B, 9 7/8s, 2008                   100,000         87,000        210,000        182,700         80,000         69,600
Qwest Communications International, Inc.
sr. disc. notes stepped-coupon zero %
(9.47s, 10/15/02), 2007 (STP)                    295,000        227,150        625,000        481,250        210,000        161,700
Qwest Communications International, Inc.
sr. disc. notes stepped-coupon zero %
(8.29s, 2/1/03), 2008 (STP)                       40,000         29,600        110,000         81,400         50,000         37,000
RCN Corp. sr. disc. notes stepped-coupon
zero % (11 1/8s, 10/15/02), 2007 (STP)           160,000         88,800        390,000        216,450        115,000         63,825
RCN Corp. sr. discount notes,
stepped-coupon Ser. B, zero %
(9.8s, 2/15/03), 2008 (STP)                      390,000        206,700      1,080,000        572,400        350,000        185,500
RSL Communications Ltd. company
guaranty 9 1/8s, 2008                             80,000         68,800        200,000        172,000         70,000         60,200
RSL Communications Ltd. company
guaranty, stepped-coupon zero %
(10 1/8s, 3/1/03), 2008 (STP)                    120,000         61,200        295,000        150,450        100,000         51,000
RSL Communications, Ltd. company
guaranty 12 1/4s, 2006                           140,000        144,900        350,000        362,250        123,000        127,305
Sprint Spectrum L.P. sr. notes 11s, 2006          60,000         67,500        145,000        163,125         45,000         50,625
Sprint Spectrum L.P. sr. disc. notes
stepped-coupon zero %
(12 1/2s, 8/15/01), 2006 (STP)                    80,000         69,616        200,000        170,040         70,000         58,800
Sygnet Wireless, Inc. sr. notes 11 1/2s, 2006    175,000        194,250        425,000        471,750         35,000         38,850
TCI Communications, Inc. sr. notes 8.65s,
2004                                             355,000        409,553        775,000        894,094      1,210,000      1,395,941
Telecom Tech, Inc. 144A sr. sub. notes
9 3/4s, 2008                                      80,000         72,800        620,000        564,200         60,000         54,600
Telesystem International Wireless Inc.
sr. disc. notes stepped-coupon Ser. C,
zero % (10 1/2s, 11/1/02), 2007 (STP)             35,000         16,275         80,000         37,200         25,000         11,625
Teligent, Inc. sr. disc. notes stepped-coupon
Ser. B, zero % (11 1/2s, 3/1/03), 2008 (STP)     400,000        156,000      1,030,000        401,700        360,000        140,400
Teligent, Inc. sr. notes 11 1/2s, 2007           140,000        107,800        320,000        246,400         85,000         65,450
Time Warner Telecom Inc. sr. notes
9 3/4s, 2008                                     280,000        281,400        710,000        713,550        230,000        231,150
Transtel S.A. 144A pass through
certificates 12 1/2s, 2007 (Colombia)             30,000         12,000         70,000         28,000         20,000          8,000
United International Holdings sr. disc.
notes stepped-coupon Ser. B, zero %
(10 3/4s, 2/15/03), 2008 (STP)                   170,000         79,900        420,000        197,400        140,000         65,800
US  Xchange LLC 144A sr. notes 15s, 2008          80,000         79,600        200,000        199,000         70,000         69,650
Versatel Telecom BV 144A sr. notes
13 1/4s, 2008                                    110,000        104,500        280,000        266,000         90,000         85,500
Viatel, Inc. 144A sr. notes 11 1/4s, 2008        340,000        323,000        870,000        826,500        280,000        266,000
WinStar Communications. Inc. 144A
sr. sub. notes 15s, 2007                          85,000         83,300        415,000        406,700         65,000         63,700
WinStar Equipment Corp. company
guaranty 12 1/2s, 2004                            65,000         59,150        175,000        159,250         60,000         54,600
WorldCom, Inc. notes 7 3/4s, 2007                     --             --      1,045,000      1,193,954             --             --
                                                           ------------                  ------------                  ------------
                                                             14,641,242                    37,963,732                    15,252,209

Textiles                                                            0.1%                          0.1%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Day International Group, Inc. company
guaranty 9 1/2s, 2008                            170,000        154,700        430,000        391,300        140,000        127,400
Galey & Lord Inc. company guaranty
9 1/8s, 2008                                     220,000        189,200        550,000        473,000        180,000        154,800
Glenoit Corp. company guaranty 11s, 2007          30,000         29,100         85,000         82,450         30,000         29,100
Polymer Group, Inc. company guaranty
Ser. B, 9s, 2007                                  45,000         43,088        130,000        124,475         40,000         38,300
Polymer Group, Inc. company guaranty
Ser. B, 8 3/4s, 2008                             110,000        104,225        280,000        265,300         90,000         85,275
Tultex Corp. sr. notes 10 5/8s, 2005             175,000        150,500        450,000        387,000        150,000        129,000
                                                           ------------                  ------------                  ------------
                                                                670,813                     1,723,525                       563,875

Transportation                                                      0.3%                          0.4%                          1.1%
-----------------------------------------------------------------------------------------------------------------------------------
CSX Corp. deb. 7.95s, 2027                       445,000        504,901        305,000        346,056      1,315,000      1,492,012
Calair LLC 144A company guaranty
8 1/8s, 2008                                     100,000         91,500        240,000        219,600         80,000         73,200
Canadian Airlines Corp. sr. notes
12 1/4s, 2006 (Canada)                           110,000         94,600        280,000        240,800         90,000         77,400
Canadian Airlines Corp. secd. notes
10s, 2005 (Canada)                               170,000        153,000        420,000        378,000        140,000        126,000
Cathay International Ltd. 144A sr. notes
13s, 2008                                        210,000        113,400        530,000        286,200        180,000         97,200
Continental Airlines, Inc. pass-through
certificates Ser. 97CI, 7.42s, 2007                1,847          1,948          3,232          3,409          4,524          4,772
Continental Airlines, Inc. pass-through
certificates Ser. 981C, 6.541s, 2009             575,000        612,841      1,220,000      1,300,288      1,785,000      1,902,471
Continental Airlines, Inc. sr. notes
9 1/2s, 2001                                     310,000        322,400        650,000        676,000        250,000        260,000
Hermes Europe Railtel 144A sr. notes
11 1/2s,  2007 (Netherlands)                      40,000         42,000        210,000        220,500         30,000         31,500
International Shipholding Corp. sr. notes
7 3/4s, 2007                                      40,000         36,400         90,000         81,900         30,000         27,300
Johnstown America Industries, Inc.
company guaranty Ser. C, 11 3/4s, 2005            50,000         51,500        125,000        128,750        125,000        128,750
Kitty Hawk, Inc. company guaranty
9.95s, 2004                                       90,000         90,000        220,000        220,000         70,000         70,000
MC Shipping, Inc. sr. notes Ser. B,
11 1/4s, 2008                                     65,000         52,650        170,000        137,700         60,000         48,600
MCII Holdings sec. notes stepped-coupon
zero % (12s, 11/15/98), 2002 (STP)                65,000         48,750        170,000        127,500         55,000         41,250
Newport News Shipbuilding sr. notes
8 5/8s, 2006                                      40,000         41,000        100,000        102,500             --             --
Norfolk Southern Corp. bonds 7.05s, 2037         390,000        429,944        960,000      1,058,323      1,090,000      1,201,638
Norfolk Southern Corp. notes 6.95s, 2002          45,000         47,407        225,000        237,035        180,000        189,628
TFM S.A. de C.V. company guaranty
10 1/4s, 2007 (Mexico)                            25,000         23,250         70,000         65,100         20,000         18,600
TFM S.A. de C.V. company guaranty
stepped-coupon zero %
(11 3/4s, 6/15/02), 2009 (Mexico) (STP)          135,000         71,550        355,000        188,150        115,000         60,950
Trans World Airlines, Inc. sr. notes
11 1/2s, 2004                                    145,000        136,663        360,000        339,300        105,000         98,963
Trans World Airlines, Inc. sr. notes
11 3/8s, 2006                                    100,000         88,000        245,000        215,600         80,000         70,400
US Air Inc. pass-through certificates
Ser. 93-A2, 9 5/8s, 2003                         500,000        523,750        700,000        733,250        400,000        419,000
                                                           ------------                  ------------                  ------------
                                                              3,577,454                     7,305,961                     6,439,634

Utilities                                                           0.3%                          0.7%                          0.8%
-----------------------------------------------------------------------------------------------------------------------------------
AES China Generating Co. sr. notes
10 1/8s, 2006 (China)                             10,000          7,500         10,000          7,500          5,000          3,750
Arizona Public Service Co. sr. notes
6 3/4s, 2006                                     220,000        233,152        585,000        619,971        785,000        831,927
CMS Energy Corp. pass through
certificates 7s, 2005                            480,000        482,866        400,000        402,388        460,000        462,746
California Energy Corp. sr. notes
9 7/8s, 2003                                          --             --        250,000        276,055             --             --
Calpine Corp. sr. notes 10 1/2s, 2006            400,000        428,000      1,000,000      1,070,000             --             --
Chesapeake Energy Corp. sr. notes
9 1/8s, 2006                                     250,000        212,500        700,000        595,000        225,000        191,250
Cleveland Electric Illuminating Co.
1st mtge. Ser. B, 9 1/2s, 2005                    60,000         70,827        140,000        165,263         50,000         59,023
Cleveland Electric Illuminating Co.
bonds 6.86s, 2008                                220,000        222,200        540,000        545,400        180,000        181,800
Connecticut Light & Power Co.
1st mtge. Ser. A, 7 7/8s, 2001                   170,000        176,662        445,000        462,440        605,000        628,710
El Paso Electric Co. 1st mtge. Ser. D,
8.9s, 2006                                        10,000         11,432         20,000         22,864          5,000          5,716
Jersey Central Power & Light Co.
1st mtge. med. term notes 6.85s, 2006             95,000        103,105        220,000        238,770        335,000        363,582
Long Island Lighting Co. deb. 9s, 2022           800,000        924,496      2,000,000      2,311,240        700,000        808,934
Long Island Lighting Co. deb. 8.9s, 2019          50,000         53,067        290,000        307,786         50,000         53,067
Midland Funding Corp. deb. Ser. A,
11 3/4s, 2005                                    500,000        620,235      1,000,000      1,240,470        525,000        651,247
Midland Funding Corp. deb. Ser. B,
13 1/4s, 2006                                     53,000         68,637        395,000        511,541         80,000        103,603
Niagara Mohawk Power Corp. mtge.
9 1/2s, 2000                                      50,000         52,781        150,000        158,342         50,000         52,781
Niagara Mohawk Power Corp. sr. notes
Ser. G, 7 3/4s, 2008                             305,000        325,310        720,000        767,945        240,000        255,982
Niagara Mohawk Power Corp. sr. notes
Ser. F, 7 5/8s, 2005                              80,000         83,309        190,000        197,858         70,000         72,895
Niagara Mohawk Power Corp. 1st mtge.
6 7/8s, 2003                                     150,000        156,359        400,000        416,956        150,000        156,359
Northeast Utilities System notes Ser. A,
8.58s, 2006                                       19,036         20,657         47,590         51,642         12,800         13,889
Northeast Utilities System notes Ser. B,
8.38s, 2005                                      117,333        122,414        341,333        356,113        106,666        111,285
Public Service Co. of New Mexico sr.
notes Ser. A, 7.1s, 2005                         175,000        178,155        500,000        512,631        150,000        152,705
                                                           ------------                  ------------                  ------------
                                                              4,553,664                    11,238,175                     5,161,251
                                                           ------------                  ------------                  ------------
Total Corporate Bonds and Notes
(cost $81,888,206, $199,981,455
and $118,391,757)                                           $77,820,053                  $187,937,754                  $115,407,042
-----------------------------------------------------------------------------------------------------------------------------------

                                                          GROWTH                       BALANCED                   CONSERVATIVE
                                                                    3.3%                          5.5%                         22.8%
U.S. GOVERNMENT AND                            Principal                     Principal                     Principal
AGENCY OBLIGATIONS                                Amount          Value         Amount          Value         Amount          Value

Agency Obligations                                                  0.1%                          0.1%                          0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Financing Corp.
8 1/2s, bonds, October 25, 2019               $  465,000   $    507,595     $1,190,000   $  1,299,006    $ 1,575,000  $   1,719,272
7s, bonds, August 18, 2027                       194,138        217,437        490,738        549,632             --             --
6 1/4s, bonds, December 25, 2013                 262,134        264,858        685,228        692,348        910,571        920,032
                                                           ------------                  ------------                  ------------
                                                                989,890                     2,540,986                     2,639,304
U.S. Government Agency
Mortgage Obligations                                                2.2%                          4.1%                         15.9%
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association
6 1/2s, August 1, 2028                                --             --        988,888      1,005,571             --             --
6 1/2s, Dwarf, with due dates from
August 1, 2010 to September 1, 2013                   --             --     11,778,115     12,024,636     17,645,467     18,014,789
6s, Dwarf, TBA, October 15, 2013               1,440,000      1,454,846      3,345,000      3,379,487      4,890,000      4,940,416
5 3/4s, April 15, 2003                           495,000        516,344      1,145,000      1,194,372      1,655,000      1,726,364
Federal National Mortgage Association
Adjustable Rate Mortgages 7.346s,
July 1, 2025                                      46,622         47,205        112,384        113,789        132,874        134,534
Federal National Mortgage Association
Pass-through Certificates
7 1/2s, January 1, 2027                           96,506         99,552        671,788        692,990        874,760        902,368
7.4s, May 1, 2026                                206,056        225,181        564,202        616,567        686,854        750,603
7s, Dwarf, July 1, 2011                               --             --      1,421,281      1,459,031             --             --
7s, Dwarf, with due dates from
October 1, 2011 to April 1, 2012               1,554,300      1,595,583      1,583,370      1,625,424      4,657,951      4,781,666
6 1/2s, Dwarf, with due dates from
August 1, 2010 to September 1, 2013            5,449,949      5,564,020      1,156,242      1,180,442      3,500,946      3,574,222
6 1/2s, with due dates from July 1, 2028
to August 1, 2028                              6,347,719      6,454,808     12,130,794     12,335,441     18,747,475     19,063,741
5 1/2s, Dwarf, with due dates from
February 1, 2011 to June 1, 2011               2,019,225      2,011,012      2,748,538      2,737,351      4,844,804      4,825,087
Government National Mortgage
Association Adjustable Rate Mortgages
7s, September 20, 2024                         1,188,865      1,210,043      2,761,539      2,810,729      3,964,447      4,035,063
5 1/2s, April 15, 2028                                --             --        463,609        464,623             --             --
Government National Mortgage
Association Pass-through Certificates
10s, June 15, 2013                               238,726        261,553        629,477        689,667        900,864        987,005
U.S. Government Agency
8s, with due dates from August 15,
2024 to October 15, 2027                       2,457,183      2,560,112      7,662,859      7,984,106     10,157,238     10,585,149
7 1/2s, with due dates from
April 15, 2022 to May 16, 2028                 1,307,464      1,396,245      3,196,451      3,413,111      5,292,204      5,605,378
7s, with due dates from
December 15, 2023 to
January 15, 2028                               3,832,462      3,956,477     10,343,878     10,678,682     12,961,978     13,381,345
6 1/2s, with due dates from
March 15, 2028 to April 15, 2028               2,347,266      2,399,331      4,312,482      4,408,133      5,177,728      5,292,569
                                                           ------------                  ------------                  ------------
                                                             29,752,312                    68,814,152                    98,600,299

U.S. Treasury Obligations                                           1.0%                          1.3%                          6.5%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds
6 3/8s, August 15, 2027 (SEG)                         --             --        550,000        649,517        985,000      1,163,226
6 1/8s, November 15, 2027 (SEG)                1,695,000      1,954,013      4,965,000      5,723,702      6,565,000      7,568,198
5 1/2s, August 15, 2028                        2,005,000      2,167,285      4,425,000      4,783,160      8,255,000      8,923,160
5 1/2s, May 31, 2003 (SEG)                     1,890,000      1,982,723      5,145,000      5,397,414             --             --
5 1/2s, May 31, 2000                             310,000        315,230             --             --             --             --
5 3/8s, June 30, 2000 (SEG)                    5,055,000      5,135,577      3,945,000      4,007,883     19,725,000     20,039,417
5 1/4s, August 15, 2003                          225,000        235,055        490,000        511,898        765,000        799,188
U.S. Treasury Notes
5 5/8s, May 15, 2008                             740,000        809,375      1,225,000      1,339,844      2,030,000      2,220,312
                                                           ------------                  ------------                  ------------
                                                             12,599,258                    22,413,418                    40,713,501
                                                           ------------                  ------------                  ------------
Total U.S. Government and Agency
Obligations (cost $42,228,695,
$91,306,290 and $138,669,965)                               $43,341,460                   $93,768,556                  $141,953,104
-----------------------------------------------------------------------------------------------------------------------------------

                                                         GROWTH                        BALANCED                    CONSERVATIVE

                                                                    2.8%                          7.0%                         12.1%
FOREIGN GOVERNMENT                             Principal                     Principal                     Principal
BONDS AND NOTES                                   Amount          Value         Amount          Value         Amount          Value
-----------------------------------------------------------------------------------------------------------------------------------
AUD  Australia (Government of) bonds
     Ser. 101, 8 3/4s, 2001                    2,345,000     $1,517,597      7,370,000     $4,769,591      4,695,000     $3,038,430
AUD  Australia (Government of) bonds
     Ser. 909, 7 1/2s, 2009                      620,000        441,384      1,955,000      1,391,782      1,245,000        886,327
CAD  Canada (Government of)
     bonds 5 1/4s, 2003                        2,335,000      1,558,550      7,340,000      4,899,252      4,685,000      3,127,111
DKK  Denmark (Government of)
     bonds 6s, 2009                            9,605,000      1,678,037     29,510,000      5,155,530     18,545,000      3,239,895
FRF  France (Government of)
     bonds 5 1/4s, 2008                        2,000,000        391,309      3,200,000        626,094        720,000        140,871
FRF  France (Government of)
     bonds 5 1/2s, 2007                        4,966,000        986,261     35,292,000      7,009,087     20,164,000      4,004,625
FRF  France Treasury bill bonds
     4 s, 2000                                 6,830,000      1,227,706     21,290,000      3,826,920     12,615,000      2,267,571
FRF  France (Government of) bonds
     Ser. OC25, zero %, 2025                  20,100,000        896,071     60,780,000      2,709,611     38,490,000      1,715,909
FRF  France (Government of)
     bonds 5 1/2s, 2007                        6,770,000      1,342,726     20,700,000      4,105,528     13,430,000      2,663,635
DEM  Germany (Federal Republic of)
     Unity Fund bonds 8s, 2002                 2,885,000      1,965,395      8,420,000      5,736,093      5,420,000      3,692,355
DEM  Germany (Federal Republic of)
     bonds Ser. 97, 6s, 2007                   1,285,000        885,025      1,215,000        836,814      1,990,000      1,370,584
DEM  Germany (Federal Republic of)
     bonds Ser. 97, 6s, 2007                   3,890,000      2,658,205     16,170,000     11,049,661     10,035,000      6,857,350
DEM  Germany (Federal Republic of)
     bonds Ser. 98, 5 5/8s, 2028               4,230,000      2,849,991     12,120,000      8,165,932      8,275,000      5,575,337
ITL  Italy (Government of)
     bonds 5 3/4s, 2002                    3,650,000,000      2,360,750 11,250,000,000      7,276,283  6,645,000,000      4,297,868
USD  Korea (Republic of) unsub.
     8 7/8s, 2008                                 90,000         75,600        230,000        193,200         80,000         67,200
NLG  Netherlands (Government of)
     bonds Ser. 1, 5 3/4s, 2007                2,415,000      1,440,067      7,285,000      4,344,053      4,655,000      2,775,781
NLG  Netherlands (Government of)
     bonds 7s, 2003                            4,270,000      2,559,821     13,020,000      7,805,357      8,515,000      5,104,656
NLG  Netherlands (Government of)
     bonds Ser. 1 & 2, 9s, 2000                6,385,000      3,677,415     20,290,000     11,685,944     13,360,000      7,694,639
NZD  New Zealand (Government of)
     bonds 8s, 2004                            2,215,000      1,228,646      7,045,000      3,907,815      4,345,000      2,410,143
ESP  Spain (Government of) bonds
     5 1/4s, 2003                            144,250,000      1,076,735    444,140,000      3,315,226    262,500,000      1,959,397
SEK  Sweden (Government of)
     bonds, Ser. 1039, 5 1/2s, 2002           13,000,000      1,710,844     39,600,000      5,211,494     24,200,000      3,184,802
GBP  United Kingdom Treasury bonds
     8s, 2015                                    960,000      2,230,737      2,930,000      6,808,396      1,915,000      4,449,856
GBP  United Kingdom Treasury bonds
     Ser. 85, 9 3/4s, 2002                     1,180,000      2,313,018      3,600,000      7,056,664      2,355,000      4,616,203
RUB  U.S. Dollar GKO Pass Through
     Structured Note (Issued by
     Deutsche Bank. The principal
     at redemption is linked to the
     bid price for the Russian
     Treasury Bill at maturity, and
     the change in the spot rate of
     the Russian Ruble from issue
     date to maturity date) zero %,
     1998 (in default)                         2,810,000         26,358      8,635,000         80,996             --             --
                                            ------------                  ------------                  ------------
Total Foreign Government Bonds
and Notes (cost $35,672,486,
$111,404,936 and $70,350,750)                $37,098,248                  $117,967,323                   $75,140,545
-----------------------------------------------------------------------------------------------------------------------------------

                                                          GROWTH                       BALANCED                   CONSERVATIVE

                                                                    0.4%                          0.9%                          3.5%
COLLATERALIZED                                 Principal                     Principal                     Principal
MORTGAGE OBLIGATIONS*                             Amount          Value         Amount          Value         Amount          Value
-----------------------------------------------------------------------------------------------------------------------------------
Chase Mortgage Finance Corp.
Ser. 94-1, Class B2, 6.601s, 2025              $      --    $        --     $  180,542   $    191,703     $  180,542   $    191,703
Commercial Mortgage Acceptance
Corp.
Ser. 97-ML1, Class A3, 6.57s, 2007                35,000         37,056        615,000        651,131      1,220,000      1,291,675
Ser. 97-ML1, Class A2, 6.53s, 2007                15,000         15,823        220,000        232,066        440,000        464,131
Ser. 97-ML1, Class Interest Only (IO),
0.96s, 2017                                    2,227,489        127,635      4,846,899        277,727      7,515,918        430,662
Ser. 98-C2, Class A1, 5.8s, 2006                 380,000        386,175        880,000        894,300      1,295,000      1,316,044
Collateralized Mortgage Obligation
Trust Ser. 64, Class Z, 9s, 2020                 488,080        515,459      1,515,083      1,600,070      1,626,935      1,718,196
Criimi Mae Commercial Mortgage
Trust Ser. 98-C1, Class A2, 7s, 2011             335,000        342,747        735,000        751,997      1,155,000      1,181,709
Deutsche Mortgage & Asset Receiving
Corp. Ser. 98-C1, Class X, 1.254s,
2031                                           2,616,082        171,680      5,654,916        371,104      8,564,437        562,041
First Union-Lehman Brothers
Bank of America Ser. 98-C2,
Class A1, 6.28s, 2007                            457,679        472,983      1,067,918      1,103,627      1,530,519      1,581,696
Commercial Mortgage Ser. 97-C2,
Class A3, 6.65s, 2007                            300,000        317,168        730,000        771,775        870,000        919,787
Commercial Mortgage Ser. 97-C2,
Class IO, 1.092s, 2027                           778,570         67,486      1,760,463        152,596      2,722,519        235,987
Freddie Mac
Ser. 1439, Class I, 7.5s, 2022                   490,000        545,087      1,195,000      1,329,344      1,420,000      1,579,639
Ser. 2080, Class PC, 6s, 2015                    135,000        136,013        360,000        362,700        450,000        453,375
GE Capital Mortgage Services
Inc. Ser. 94-8A2, Class A2, 6s, 2024              21,623         21,609         80,485         80,434         90,095         90,039
GMAC Commercial Mortgage
Securities Inc.
Ser. 98-C2, Class A2, 6.42s, 2008                315,000        329,803        735,000        769,539      1,055,000      1,104,577
Ser. 98-C2, Class A1, 6.15s, 2031                204,175        209,926        468,110        481,294        692,205        711,700
GS Mortgage Securities Corp. II
Ser. 98-GLII, Class A2, 6.562s, 2031             270,000        283,331        595,000        624,378        935,000        981,166
Independent National Mortgage
Corp. Ser. 94-V, Class A1, 8.169s, 2024          168,148        170,040        347,268        351,175             --             --
Merrill Lynch Mortgage Investors, Inc.
Ser. 97-C2, Class A2, 6.54s, 2029                655,000        693,788      1,505,000      1,594,124      2,340,000      2,478,572
Ser. 98-C2, Class A1, 6.22s, 2030                534,421        551,289      1,132,001      1,167,730      1,710,148      1,764,124
Mortgage Capital Funding, Inc.
Ser. 98-MC1, Class A2, 6.663s, 2008              255,000        269,423        555,000        586,392        870,000        919,209
Morgan Stanley Capital I Ser. 96-WF1,
Class A2, 7.218s, 2006                           260,000        279,256        915,000        982,767      1,370,000      1,471,466
                                                           ------------                  ------------                  ------------
Total Collateralized Mortgage
Obligations (cost $5,797,101,
$14,892,851 and $20,830,331)                               $  5,943,777                  $ 15,327,973                  $ 21,447,498
-----------------------------------------------------------------------------------------------------------------------------------

                                                         GROWTH                       BALANCED                    CONSERVATIVE

                                                                    0.4%                          0.7%                          2.9%
ASSET BACKED                                   Principal                     Principal                     Principal
SECURITIES*                                       Amount          Value         Amount          Value         Amount          Value
-----------------------------------------------------------------------------------------------------------------------------------
Advanta Mortgage Loan Trust
Ser. 97-2, Class A2, 7.05s, 2021                $405,000    $   413,606     $1,045,000   $  1,067,206     $1,395,000   $  1,424,644
Advanta Mortgage Loan Trust
Ser. 97-4, Class A7, 6.63s, 2029                 440,000        455,778      1,075,000      1,113,549      1,275,000      1,320,721
Amresco Commercial Mortgage
Funding I Ser. 97-C1, Class A1,
6.73s, 2029                                      778,783        809,235      1,675,565      1,741,082      2,666,744      2,771,018
Amresco Residential Securities
Mortgage Loan Ser. 97-3, Class A3,
6.6s, 2018                                       270,000        271,856        675,000        679,641        780,000        785,363
Associates Manufactured Housing
Ser. 96-1, Class A3, 7s, 2027                         --             --             --             --        385,000        394,023
Capita Equipment Receivables Trust
Ser. 96-1, Class A4, 6.28s, 2000                  80,000         80,774        250,000        252,420        260,000        262,517
First Plus Ser. 98, Class A,  8 1/2s, 2023       208,603        211,114        450,395        455,814        692,186        700,514
Green Tree Financial Corp. Ser. 97-2,
Class A6, 7.24s, 2028                            380,000        398,286      1,005,000      1,053,361      1,425,000      1,493,571
Green Tree Financial Corp. Ser. 97-3,
Class A-4, 6.93s, 2028                           545,000        560,156      1,665,000      1,711,304      1,930,000      1,983,673
Green Tree Financial Corp. Ser. 98-2,
Class A5, 6.24s, 2016                            650,000        665,082      1,420,000      1,452,948      2,135,000      2,184,539
Green Tree Recreational Equipment &
Cons Ser. 97-B, Class A1, 6.55s, 2028            462,777        475,829      1,137,109      1,169,179      1,351,970      1,390,100
Green Tree Recreational Equipment &
Cons. Ser. 98-A, Class A1C, 6.18s,
2019                                             569,672        581,979      1,234,291      1,260,954      2,891,520      2,953,982
Provident Bank Home Equity Loan
Trust Ser. 97-4, Class A3, 6.91s, 2029           135,000        141,718        325,000        341,174        400,000        419,906
                                                           ------------                  ------------                  ------------
Total Asset Backed Securities
(cost $4,938,780, $11,992,025
and $17,633,945)                                           $  5,065,413                  $ 12,298,632                  $ 18,084,571
-----------------------------------------------------------------------------------------------------------------------------------

                                                         GROWTH                       BALANCED                    CONSERVATIVE

                                                                    0.3%                          0.6%                          0.4%
                                               Number of                     Number of                     Number of
PREFERRED STOCKS*                                 Shares          Value         Shares         Value         Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc. $3.25 pfd. (PIK)                   2,497   $     62,425          4,997   $    124,925                   $        --
Anvil Holdings Ser. B, $3.25 pfd. (PIK)               26            546             --             --             19            399
CSC Holdings, Inc. Ser. M, $11.125 cum. (PIK)      1,531        168,410          3,803        418,330            707         77,770
California Federal Bancorp Inc. Ser. A,
$2.281 pfd.                                        8,100        206,550         13,300        339,150         10,000        255,000
Capstar Broadcasting Inc. 144A
$12.00 pfd. (PIK)                                    563         64,182          1,523        173,622            507         57,798
Citadel Broadcasting Inc. 144A $13.25
cum. pfd. (PIK)                                    1,816        205,208          4,373        494,149          1,419        160,347
Concentric Network Corp. Ser. B, $13.50
pfd. (PIK)                                            72         63,000            185        161,875             61         53,375
Dobson Communications 144A $12.25
pfd. (PIK)                                            94         94,000            238        238,000             --             --
E. Spire Communications, Inc. $12.75 pfd. (PIK)       --             --             52         43,160             --             --
Echostar Communications, Inc.
$12.125 pfd. (PIK)                                    44         42,460            114        110,010             30         28,950
El Paso Electric Co. $11.40 pfd (PIK)                 35          3,763             88          9,460             --             --
Hyperion Telecommunications Ser. B,
$12.875 pfd. (PIK)                                    53         43,460            109         89,380             --             --
ICG Holdings, Inc., 144A $14.00 pfd. (PIK)           927        954,810          2,327      2,396,810            283        291,490
IXC Communications, Inc. $12.50 pfd. (PIK)            96        102,240            257        273,705             78         83,399
Intermedia Communication Ser. B,
$13.50 pfd.                                          243        272,160            736        824,320            243        272,160
NEXTEL Communications, Inc. Ser. D,
$13.00 cum. pfd. (PIK)                                54         57,240            174        184,440             54         57,240
NEXTEL Communications, Inc. Ser. E,
$11.125 pfd. (PIK)                                   718        703,640          1,787      1,751,260            602        589,960
Nebco Evans Holding $11.25 pfd. (PIK)              1,054         68,510          2,638        171,470            844         54,860
Nextlink Communications, Inc. 144A
$7.00 cum. pfd.                                    7,348        382,096         20,149      1,047,748          2,807        145,964
Paxson Communications Corp. $13.25
cum. pfd. (PIK)                                       23        218,500             58        551,000             19        180,500
Public Service Co. of New Hampshire
$2.65 1st mtge. pfd.                               1,740         44,370          9,471        241,511          1,740         44,370
SFX Broadcasting, Inc. Ser. E, $12.625 pfd. (PIK)    226         26,894            564         67,116            197         23,442
Spanish Broadcasting Systems $14.25
cum. pfd. (PIK)                                      238        233,240            554        542,920            181        177,380
Spanish Broadcasting Systems 144A
$14.25 pfd. (PIK)                                     --             --             --             --              5          4,900
Viatel, Inc. Ser. A, $10.00 cv. pfd. (PIK)           168         10,080            431         25,860            138          8,280
Von Hoffman Corp. 144A $13.50 pfd.                   855         26,505          2,215         68,665            730         22,630
WinStar Communications, Inc. 144A
$14.25 cum. pfd. (PIK)                               140        126,000            340        306,000            120        108,000
                                                           ------------                  ------------                  ------------
Total Preferred Stocks
(cost $4,456,947, $11,453,156
and $2,817,430)                                            $  4,180,289                  $ 10,654,886                  $  2,698,214
-----------------------------------------------------------------------------------------------------------------------------------

                                                           GROWTH                     BALANCED                    CONSERVATIVE

                                                                    0.1%                          0.1%                          0.1%
CONVERTIBLE PREFERRED                          Number of                     Number of                     Number of
STOCKS*                                           Shares          Value         Shares          Value         Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp. $3.00 cv. cum. pfd.           800    $    57,700          2,000   $    144,250            700   $     50,488
Chesapeake Energy Corp. 144A
$3.50 cv. cum. pfd.                                  720         10,800          1,810         27,150            600          9,000
K mart Financing I $3.875 cum. cv. pfd.            8,200        410,000          8,500        425,000          1,300         65,000
MediaOne Group Inc. 6.25% cv. pfd.                21,900      1,223,663         21,400      1,195,725          3,300        184,387
Paxson Communications Corp. 144A
9.75% cv. pfd. (PIK)                                  10        100,000             20        200,000             10        100,000
                                                           ------------                  ------------                  ------------
Total Convertible Preferred Stocks
(cost $2,036,549, $2,308,511
and $481,807)                                              $  1,802,163                  $  1,992,125                  $    408,875
-----------------------------------------------------------------------------------------------------------------------------------

                                                           GROWTH                     BALANCED                    CONSERVATIVE

                                                                    0.1%                          0.3%                          0.2%
                                               Number of                     Number of                     Number of
UNITS                                              Units          Value          Units          Value          Units          Value
-----------------------------------------------------------------------------------------------------------------------------------

Bestel S.A.de CV units, stepped-coupon
zero % (12 3/4s,5/15/03), 2005 (STP)                 100   $     56,000            220   $    123,200             90   $     50,400
Birch Telecom, Inc. 144A units 14s, 2008             100         88,000            240        211,200             80         70,400
Celcaribe S.A. 144A units 13 1/2s, 2004
(Columbia)                                             3         60,000             22        440,000              2         40,000
Diva Systems Corp. 144A units
stepped-coupon zero %
(13s, 5/15/01), 2008 (STP)                           488        165,920          1,231        418,540            403        137,020
Firstworld Communication 144A units
stepped-coupon zero %
(13s, 4/15/03), 2008 (STP)                           430        129,000          1,080        324,000            360        108,000
ICO Global Communications (Holdings)
Ltd. units 15s, 2015                                 170        132,600            440        343,200            150        117,000
Interact Systems, Inc. 144A units
stepped-coupon zero % (14s, 8/1/99),
2003 (STP)                                       100,000         12,000        300,000         36,000         90,000         10,800
Long Distance International, Inc. 144A
units 12 1/4s, 2008                                  270        259,200            680        652,800            230        220,800
Mediq 144A units, stepped-coupon
zero % (13s, 6/1/09), 2009 (STP)                     120         60,000            290        145,000            100         50,000
Onepoint Communications, Inc. units
14 1/2s, 2008                                         60         43,800            130         94,900             50         36,500
Rhythms Netcon 144A units
stepped-coupon zero %
(13 1/2s, 5/15/03), 2008 (STP)                       280        112,000            720        288,000            240         96,000
Startec Global Communications Corp.
units 12s, 2008                                      110         95,150            280        242,200             90         77,850
Telehub Communications Corp. units
stepped-coupon zero %
(13 7/8s,7/31/02), 2005 (STP)                         80         42,400            200        106,000             70         37,100
Transam Refinance, Inc. 144A units
16s, 2003                                            120         80,400            290        194,300            100         67,000
United Artists Theatre 144A units
9 3/4s, 2008                                     110,000        101,750        275,000        254,375         95,000         87,875
United Stationer Supply, Inc. 144A
units 8 3/8s, 2008                                30,000         29,925         80,000         79,800         20,000         19,950
Winstar Communications, Inc. 144A
sr. disc. units notes stepped-coupon
zero % (14s, 10/15/00), 2005 (STP)               400,000        264,000      1,125,000        742,500             --             --
                                                           ------------                  ------------                  ------------
Total Units (cost $2,162,253,
$5,938,815 and $1,609,730)                                 $  1,732,145                  $  4,696,015                  $  1,226,695
-----------------------------------------------------------------------------------------------------------------------------------

                                                          GROWTH                     BALANCED                    CONSERVATIVE

                                                                    0.1%                          0.1%                          0.1%
CONVERTIBLE BONDS                              Principal                     Principal                     Principal
AND NOTES*                                        Amount          Value         Amount          Value         Amount          Value
-----------------------------------------------------------------------------------------------------------------------------------
APP Global Finance Ltd. 144A cv.
company guaranty 3 1/2s, 2003
(United Kingdom)                                $460,000    $   174,800     $1,130,000   $    429,400       $380,000   $    144,400
APP Global Finance (V) Ltd. 144A
cv. sec. 2s, 2000 (United Kingdom)                65,000         38,350        190,000        112,100         60,000         35,400
Apple Computer, Inc. cv. sub. notes
6s, 2001                                         340,000        473,450        360,000        501,300         55,000         76,588
GST Telecommunications, Inc. cv. sr.
disc. notes stepped-coupon zero %
(13 7/8s, 12/15/00), 2005 (STP)                   21,000         27,300         59,000         76,700         17,000         22,100
Integrated Device Technology, Inc.
cv. sub. notes 5 1/2s, 2002                       40,000         27,000        115,000         77,625         35,000         23,625
Jacor Communications, Inc. cv. sr.
notes zero %, 2011                               150,000        103,500        390,000        269,100        130,000         89,700
WinStar Communications. Inc. 144A
cv. sr. disc. notes stepped-coupon
zero % (14s, 10/15/00), 2005 (STP)              $     --   $         --        $    --    $        --      $  70,000   $     91,000
                                                           ------------                  ------------                  ------------
Total Convertible Bonds and Notes
(cost $1,183,884, $2,301,972
and $726,934)                                              $    844,400                  $  1,466,225                  $    482,813
-----------------------------------------------------------------------------------------------------------------------------------

                                                         GROWTH                      BALANCED                      CONSERVATIVE
PURCHASED OPTIONS
OUTSTANDING                   Expiration              --%                          0.1%                          0.2%
(cost $434,480,                     Date/       Contract                      Contract                      Contract
$1,270,468 and $835,860)    Strike Price          Amount          Value         Amount          Value         Amount          Value
-----------------------------------------------------------------------------------------------------------------------------------
Japanese Government Bond        Nov. 98/
Future Contracts (Call)        127.0 JPY         700,000     $  607,315      2,100,000     $1,821,946      1,400,000     $1,214,631
                                                           ------------                    ----------                  ------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                         GROWTH                      BALANCED                      CONSERVATIVE

                                                                     --%                           --%                           --%
                              Expiration       Number of                     Number of                     Number of
WARRANTS* (NON)                     Date        Warrants          Value       Warrants          Value       Warrants          Value
-----------------------------------------------------------------------------------------------------------------------------------
Allegiance Telecom, Inc.          2/3/08             220     $    3,520            570     $    9,120            190     $    3,040
Cellnet Data Systems, Inc.       9/15/07             285         11,400            645         25,800            210          8,400
Club Regina, Inc. 144A           12/1/04              55            330            140            840             40            240
Colt Telecommunications
Group PLC                       12/31/06             300         90,000            725        217,500            250         75,000
Concentric Network Corp.        12/15/07              30          2,700             75          6,750             30          2,700
Consorcio Ecuatoriano 144A
(Ecuador)                       10/01/00             742            278          1,957            734            675            253
County Seat Holdings, Inc.      10/15/98              65              1            200              4            110              2
Covad Communications Group
144A                             3/15/08             135          1,350            330          3,300            115          1,150
DTI Holdings Inc.                 3/1/08           3,025          3,025          7,225          7,225          2,400          2,400
Diva Systems Corp.               5/15/06              75         21,000            220         61,600             75         21,000
Epic Resorts                     6/15/05             100              1            250              3             80              1
Equity Office 144A              12/15/98             350          1,890            750          4,050          1,160          6,264
Esat Holdings, Inc.  (Ireland)    2/1/07              75          2,625            205          7,175             65          2,275
Fitzgeralds Gaming Co.          12/19/98             433              4          1,338             13            630              6
Globalstar Telecom 144A          2/15/04             100          2,500            300          7,500             90          2,250
Hyperion Telecommunications
144A                             4/15/01             400         16,896            850         35,904            200          8,448
Intelcom Group 144A             10/15/05             429         11,583            858         23,166            330          8,910
Interact Systems, Inc.            8/1/03             100              1            300              3             90              1
Intermedia Communications         6/1/00             100         10,379            350         36,327             --             --
International Wireless
Communications Holdings
144A                             8/15/01              40              4            115             12             40              4
KMC Telecom Holdings, Inc.       4/15/08             200          3,200            500          8,000            175          2,800
Knology Holdings, Inc. 144A     10/15/07             285            428            720          1,080            210            315
McCaw International Ltd.         4/15/07              10             40             20             80             10             40
MGC Communications, Inc. 144A    10/1/04              20            990             55          2,721             15            742
Orbital Imaging Corp. 144A        3/1/05             115          4,600            300         12,000            100          4,000
Pathnet, Inc. 144A               4/15/08             190          2,850            490          7,350            160          2,400
Paxson Communications Corp.
144A                             6/30/03             320              3            640              6            320              3
Powertel, Inc.                    2/1/06              --             --          1,600         11,200             --             --
Spanish Broadcasting Systems
144A                             6/30/99              80         16,400            220         45,100             75         15,375
Sterling Chemicals Holdings      8/15/08              35            735            110          2,310             30            630
UIH  Australia/Pacific, Inc.
144A                             5/15/06             210          1,050            610          3,050            200          1,000
Versatel 144A                    5/15/08             110          1,100            280          2,800             90            900
Wireless One, Inc.              10/19/00             450              5          1,050             11            375              4
                                                             ----------                    ----------                    ----------
Total Warrants +  (cost $99,674,
$273,884 and $89,434)                                        $  210,888                    $  542,734                    $  170,553
-----------------------------------------------------------------------------------------------------------------------------------


                                                         GROWTH                      BALANCED                    CONSERVATIVE
                                                                    7.8%                          9.6%                          9.7%
                                               Principal                     Principal                     Principal
SHORT-TERM INVESTMENTS*                           Amount          Value         Amount          Value         Amount          Value
-----------------------------------------------------------------------------------------------------------------------------------
Interest in $471,473,000 joint
repurchase agreement dated
September 30, 1998 with
Credit Suisse First Boston due
October 1, 1998 with respect to
various U.S. Treasury obligations --
maturity value of $88,552,404,
$134,485,357 and 57,012,630
for an effective yield of 5.45%           $   88,539,000  $  88,552,404  $ 134,465,000   $134,485,357   $ 57,004,000   $ 57,012,630
U.S. Treasury bills, zero %,
December 17, 1998                             14,151,052     13,920,909     22,615,000     22,377,022             --             --
ITL Italy (Government of) deb.
8 1/2s, August 1, 1999                     2,820,000,000      1,764,710  8,580,000,000      5,369,224  5,245,000,000      3,282,243
                                                         --------------                --------------                  ------------
Total Short-Term Investments
(cost $104,130,500,
$161,872,903, and $60,094,880)                            $ 104,238,023                 $ 162,231,603                  $ 60,294,873
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments
(cost $1,267,577,580,
$1,624,752,872 and $597,544,397)                         $1,315,522,447                $1,670,190,248                  $613,962,723
-----------------------------------------------------------------------------------------------------------------------------------

(a) Percentages indicated are based on net assets as follows:


------------------------------------------
Growth portfolio            $1,329,290.563
Balanced portfolio           1,694,766,505
Conservative portfolio         621,474,288
------------------------------------------

(b) The aggregate identified cost on a tax basis is as follows:


                    Aggregate      Gross Unrealized    Gross Unrealized       Unrealized
              Identified Cost          Appreciation        Depreciation     Appreciation
                                                                           (Depreciation)
----------------------------------------------------------------------------------------
Growth
portfolio      $1,272,153,580          $119,312,699        $75,943,832      $ 43,368,867
Balanced
portfolio       1,628,713,738           184,597,688        143,121,178        41,476,510
Conservative
portfolio         598,062,104            40,483,203         24,582,584        15,900,619
----------------------------------------------------------------------------------------

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(POR) A portion of the income will be received in additional securities.

(RES) Restricted, excluding 144A securities, as to public resale. PSF Holding LLC, Class A was acquired on dates from 3/16/96 to 9/30/96 with a cost of $114,837, $451,081, and $145,237 for Growth, Balanced and Conservative
      portfolios, respectively. Premium Standard Farms, Inc. was acquired on dates from 9/17/96 to 4/8/97 with a cost of
      $3,839, $15,310, and $8,506 for Growth, Balanced and Conservative portfolios, respectively. The total market value of restricted securities held by the fund did not exceed 0.1% of each fund's net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities or a portion of, and cash were pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 1998.

(CUS) This entity provides subcustodian services to the fund.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depository Receipts, or Global Depository Receipts,
      respectively representing ownership of foreign securities on deposit with a domestic custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).

      The rates shown on Floating Rate Notes (FRN) and Floating Rate Bonds (FRB) are the interest rates shown at
      September 30, 1998, which are subject to change based on the terms of the security.

      Diversification by Country

      Distribution of investments by country of issue at September 30, 1998: (as percentage of Market Value)


      Growth portfolio
      -----------------------------
      Canada                    1.0%
      France                    2.1
      Germany                   2.4
      Ireland                   1.0
      Italy                     1.0
      Japan                     1.6
      Netherlands               1.8
      Sweden                    1.0
      Switzerland               1.1
      United Kingdom            3.4
      United States            81.8
      Other                     1.8
      -----------------------------
      Total                   100.0%


      Distribution of investments by country of issue at September 30, 1998: (as percentage of Market Value)

      Balanced portfolio
      -----------------------------
      Australia                 1.0%
      Canada                    1.1
      France                    2.9
      Germany                   3.4
      Ireland                   1.0
      Italy                     1.4
      Japan                     1.6
      Netherlands               2.6
      Sweden                    1.2
      Switzerland               1.1
      United Kingdom            3.9
      United States            76.9
      Other                     1.9
      -----------------------------
      Total                   100.0%


      Distribution of investments by country of issue at September 30, 1998: (as percentage of Market Value)

      Conservative portfolio
      -----------------------------
      Australia                 1.0%
      Canada                    1.0
      Denmark                   1.0
      France                    2.7
      Germany                   4.2
      Italy                     1.6
      Japan                     1.1
      Netherlands               3.2
      Sweden                    1.1
      Switzerland               1.0
      United Kingdom            3.7
      United States            77.0
      Other                     1.4
      -----------------------------
      Total                   100.0%



Forward Currency Contracts to Buy
at September 30, 1998                             GROWTH
(aggregate face value $62,075,628)

                                                                   Unrealized
                                    Aggregate Face   Delivery     Appreciation/
                    Market Value        Value          Date      (Depreciation)
--------------------------------------------------------------------------------
Brazilian Real     $   307,619      $   302,279       10/5/98     $    5,340
Canadian Dollar        110,675          109,353      12/16/98          1,322
Deutschemarks       29,485,665       28,457,112      12/16/98      1,028,553
Finnish Marka          360,039          343,531      12/16/98         16,508
French Franc            37,737           37,340      12/16/98            397
Japanese Yen        31,427,944       32,055,325      12/16/98       (627,381)
Spanish Peseta         806,338          770,688      12/16/98         35,650
--------------------------------------------------------------------------------
                                                                   $ 460,389
--------------------------------------------------------------------------------

Forward Currency Contracts to Sell
at September 30, 1998                            GROWTH
(aggregate face value $75,133,371)

                                                                   Unrealized
                                    Aggregate Face   Delivery     Appreciation/
                    Market Value        Value          Date      (Depreciation)
--------------------------------------------------------------------------------
Australian
Dollars            $ 1,238,665      $ 1,214,507      12/16/98      $ (24,158)
British Pounds       8,079,686        8,018,400       3/22/99        (61,286)
British Pounds         642,794          636,924      12/16/98         (5,870)
Danish Krone           596,036          567,812      12/16/98        (28,224)
Deutschemarks       24,733,295       23,876,824      12/16/98       (856,471)
Dutch Guilder        7,899,980        7,724,666      12/16/98       (175,314)
Italian Lira            57,676           55,536      12/16/98         (2,140)
Japanese Yen        10,475,054       10,695,718       3/15/99        220,664
Japanese Yen        20,434,138       20,797,923      12/16/98        363,785
New Zealand Dollar     762,161          767,385      12/16/98          5,224
Swedish Krona          783,011          777,676      12/16/98         (5,335)
--------------------------------------------------------------------------------
                                                                   $(569,125)
--------------------------------------------------------------------------------

Futures Contracts Outstanding
at September 30, 1998                             GROWTH

                                                                   Unrealized
                                    Aggregate Face  Expiration    Appreciation/
                    Total Value        Value          Date      (Depreciation)
--------------------------------------------------------------------------------
ASX Index (long)   $68,697,169       $68,240,544      Dec-98      $  456,625
CAC 40 Index
(long)              47,404,942        49,690,648      Oct-98      (2,285,706)
DAX Index (long)    24,762,852        25,883,983      Dec-98      (1,121,131)
FT-SE 100 (long)    37,229,405        38,211,763      Dec-98        (982,358)
German Eux 10yr
(short)              4,463,152         4,370,854      Dec-98         (92,298)
Gilt (short)         3,545,760         3,402,631      Dec-98        (143,129)
MIB 30 Index
(long)              12,384,965        14,164,666      Dec-98      (1,779,701)
Nasdaq 100
(long)              19,068,000        19,095,060      Dec-98         (27,060)
Nikkei 225
(short)             12,964,065        14,290,611      Dec-98       1,326,546
S & P Index
(short)             55,404,000        55,757,804      Dec-98         353,804
US Treasury
(short)             70,730,188        67,455,003      Dec-98      (3,275,185)
--------------------------------------------------------------------------------
                                                                 $(7,569,593)
--------------------------------------------------------------------------------


TBA Sale Commitments
at September 30, 1998                             GROWTH
(Proceeds receivable $1,443,071)
                                       Settlement    Market
Agency            Principal Amount        Date       Value
--------------------------------------------------------------------------------
FNMA, 6.5s,
October 2028        $1,435,000          10/14/98  $1,459,208
--------------------------------------------------------------------------------


Forward Currency Contracts to Buy
at September 30, 1998                             BALANCED
(aggregate face value $140,571,572)

                                                                   Unrealized
                                    Aggregate Face   Delivery     Appreciation/
                    Market Value        Value          Date      (Depreciation)
--------------------------------------------------------------------------------
Brazilian Real     $   938,800       $   922,503       10/5/98     $   16,297
Canadian Dollar        247,303           244,348      12/16/98          2,955
Deutschemarks       67,212,574        64,930,577      12/16/98      2,281,997
Finnish Marka        1,057,918         1,009,412      12/16/98         48,506
Italian Lira            39,875            38,396      12/16/98          1,479
Japanese Yen        69,562,705        70,961,611      12/16/98     (1,398,906)
Spanish Peseta       2,578,735         2,464,725      12/16/98        114,010
--------------------------------------------------------------------------------
                                                                   $1,066,338
--------------------------------------------------------------------------------

Forward Currency Contracts to Sell
at September 30, 1998                              BALANCED
(aggregate face value $150,139,920)

                                                                   Unrealized
                                    Aggregate Face   Delivery     Appreciation/
                    Market Value        Value          Date      (Depreciation)
--------------------------------------------------------------------------------
Australian Dollars  $3,604,146      $ 3,533,851      12/16/98     $  (70,295)
British Pounds       1,845,493        1,831,721      12/16/98        (13,772)
British Pounds      10,178,722       10,101,514       3/22/99        (77,208)
Danish Krone         1,820,952        1,734,724      12/16/98        (86,228)
Deutschemarks       53,403,393       51,553,957      12/16/98     (1,849,436)
Dutch Guilder       24,531,149       23,992,802      12/16/98       (538,347)
French Franc         2,972,783        2,842,344      12/16/98       (130,439)
Japanese Yen        35,975,479       36,597,645      12/16/98        622,166
Japanese Yen        13,260,416       13,539,755       3/15/99        279,339
New Zealand Dollar   2,580,578        2,598,263      12/16/98         17,685
Swedish Krona        1,825,782        1,813,344      12/16/98        (12,438)
--------------------------------------------------------------------------------
                                                                 $(1,858,973)
--------------------------------------------------------------------------------

Futures Contracts Outstanding
at September 30, 1998                              BALANCED

                                                                   Unrealized
                                    Aggregate Face  Expiration    Appreciation/
                    Total Value        Value          Date      (Depreciation)
--------------------------------------------------------------------------------
ASX Index (long)  $ 75,751,952     $ 75,236,601     Dec-98     $   515,351
CAC 40 Index
(long)              56,524,585       59,253,956     Oct-98      (2,729,371)
DAX Index (long)    16,242,301       17,028,785     Dec-98        (786,484)
US Treasury Bonds
20yr (long)         57,057,438       55,539,106     Dec-98       1,518,332
FT-SE 100 Index
(long)              39,326,837       40,367,400     Dec-98      (1,040,563)
German 10yr
(short)             20,942,481       20,504,094     Dec-98        (438,387)
Gilt (long)          2,363,840        2,267,529     Dec-98          96,311
MIB 30 Index
(long)              10,858,051       12,531,046     Dec-98      (1,672,995)
Nasdaq 100
(short)              1,498,200        1,459,347     Dec-98         (38,853)
Nikkei 225
(short)             16,290,694       17,926,402     Dec-98       1,635,708
S & P Index
(short)            104,139,000      104,720,866     Dec-98         581,866
--------------------------------------------------------------------------------
                                                               $(2,359,085)
--------------------------------------------------------------------------------


TBA Sale Commitments
at September 30, 1998                             BALANCED
(Proceeds receivable $3,348,731)

                                      Settlement   Market
Agency           Principal Amount        Date      Value
--------------------------------------------------------------------------------
FNMA, 6.5s,
October 2028        $3,330,000         10/14/98   $3,386,177
--------------------------------------------------------------------------------


Forward Currency Contracts to Buy
at September 30, 1998                            CONSERVATIVE
(aggregate face value $79,357,117)

                                                                   Unrealized
                                    Aggregate Face   Delivery     Appreciation/
                    Market Value        Value          Date      (Depreciation)
--------------------------------------------------------------------------------
Brazilian Real     $   562,605      $   552,839       10/5/98     $   9,766
Canadian Dollar        187,618          185,377      12/16/98         2,241
Deutschemarks       32,323,230       31,216,354      12/16/98     1,106,876
Finnish Marka          594,853          567,578      12/16/98        27,275
Japanese Yen        44,471,988       45,361,904      12/16/98      (889,916)
Spanish Peseta       1,541,204        1,473,065      12/16/98        68,139
--------------------------------------------------------------------------------
                                                                  $ 324,381
--------------------------------------------------------------------------------

Forward Currency Contracts to Sell
at September 30, 1998                           CONSERVATIVE
(aggregate face value $75,459,342)

                                                                   Unrealized
                                    Aggregate Face   Delivery     Appreciation/
                    Market Value        Value          Date      (Depreciation)
--------------------------------------------------------------------------------
Australian Dollars  $2,039,639      $ 1,999,858      12/16/98     $ (39,781)
British Pounds       1,749,834        1,731,359      12/16/98       (18,475)
British Pounds       2,119,234        2,103,160       3/22/99       (16,074)
Danish Krone         1,252,031        1,192,743      12/16/98       (59,288)
Deutschemarks       23,500,632       22,686,637      12/16/98      (813,995)
Dutch Guilder       16,031,888       15,681,363      12/16/98      (350,525)
French Franc         1,687,840        1,613,782      12/16/98       (74,058)
Italian Lira            69,835           67,244      12/16/98        (2,591)
Japanese Yen        22,366,474       22,747,947      12/16/98       381,473
Japanese Yen         2,658,073        2,714,067       3/15/99        55,994
New Zealand Dollar   1,518,917        1,529,327      12/16/98        10,410
Swedish Krona        1,401,402        1,391,855      12/16/98        (9,547)
--------------------------------------------------------------------------------
                                                                  $(936,457)
--------------------------------------------------------------------------------

Futures Contracts Outstanding
at September 30, 1998                           CONSERVATIVE

                                                                   Unrealized
                                    Aggregate Face  Expiration    Appreciation/
                    Total Value        Value          Date      (Depreciation)
--------------------------------------------------------------------------------
ASX Index (long)   $26,946,865      $26,763,980       Dec-98     $  182,885
CAC 40 Index
(long)              20,017,332       20,983,754       Oct-98       (966,422)
DAX Index (long)     1,597,603        1,717,975       Dec-98       (120,372)
US Treasury Notes
10yr (short)         5,707,563        5,504,570       Dec-98       (202,993)
FT-SE 100 Index
(long)              32,073,220       32,924,638       Dec-98       (851,418)
German Eux 10yr
(short)             15,792,690       15,462,103       Dec-98       (330,587)
Gilt (short)         5,909,599        5,668,312       Dec-98       (241,287)
MIB 30 Index
(long)               3,562,806        4,111,758       Dec-98       (548,952)
Nasdaq 100
(short)              1,362,000        1,326,680       Dec-98        (35,320)
Nikkei 225
(short)              5,332,389        5,867,349       Dec-98        534,960
S & P Index
(short)              8,208,000        8,264,592       Dec-98         56,592
US Treasury
(short)              8,151,063        7,660,472       Dec-98       (490,591)
--------------------------------------------------------------------------------
                                                                $(3,013,505)
--------------------------------------------------------------------------------


TBA Sale Commitments
at September 30, 1998                         CONSERVATIVE
(Proceeds receivable $4,897,394)

                                      Settlement    Market
Agency            Principal Amount       Date       Value
--------------------------------------------------------------------------------
FNMA, 6.5s,
October 2028        $4,870,000         10/14/98   $4,952,157
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
September 30, 1998
Putnam Asset Allocation: Growth Portfolio

Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,179,025,176) (Note 1)                                        $1,226,970,043
-----------------------------------------------------------------------------------------------
Repurchase agreement
(identified cost $88,552,404) (Note 1)                                               88,552,404
-----------------------------------------------------------------------------------------------
Cash                                                                                     86,811
-----------------------------------------------------------------------------------------------
Foreign currency (cost $8,346,580)                                                    7,853,849
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             4,549,125
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                2,426,683
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       19,584,197
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                        1,677,441
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                        208,550
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,351,909,103

Liabilities
-----------------------------------------------------------------------------------------------
Payable for variation margin                                                            494,886
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     12,481,677
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            2,377,727
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          2,261,917
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              381,807
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            16,320
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              4,667
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  904,872
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                           1,786,177
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                           156,745
-----------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $1,443,071)                      1,459,208
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  292,537
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    22,618,540
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,329,290,563

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,258,060,784
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          2,873,593
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments
and foreign currency transactions (Note 1)                                           29,101,843
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                         39,254,343
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $1,329,290,563

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($602,273,239 divided by 51,214,352 shares)                                              $11.76
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $11.76)*                                  $12.48
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($385,644,644 divided by 33,267,814 shares)**                                            $11.59
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($88,075,705 divided by 7,659,033 shares)**                                              $11.50
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($49,702,119 divided by 4,283,448 shares)                                                $11.60
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $11.60)*                                  $12.02
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($203,594,856 divided by 17,192,019 shares)                                              $11.84
-----------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges. The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended September 30, 1998
Putnam Asset Allocation: Growth Portfolio

Investment income:
-----------------------------------------------------------------------------------------------
Interest                                                                          $  18,222,324
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $431,134)                                           14,729,678
-----------------------------------------------------------------------------------------------
Total investment income                                                              32,952,002

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      8,493,068
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        5,358,952
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        25,768
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         20,645
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,507,797
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 3,989,208
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   861,726
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   342,439
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                            3,604
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  99,294
-----------------------------------------------------------------------------------------------
Registration fees                                                                        94,444
-----------------------------------------------------------------------------------------------
Auditing                                                                                 83,501
-----------------------------------------------------------------------------------------------
Legal                                                                                    13,531
-----------------------------------------------------------------------------------------------
Postage                                                                                 218,906
-----------------------------------------------------------------------------------------------
Other                                                                                    76,717
-----------------------------------------------------------------------------------------------
Total expenses                                                                       21,189,600
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (578,099)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         20,611,501
-----------------------------------------------------------------------------------------------
Net investment income                                                                12,340,501
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     44,289,367
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                      (3,586,378)
-----------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                    199,875
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (2,502,331)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the year                                                     (305,574)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures
contracts, written options, and TBA sale commitments during the year               (159,444,370)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                            (121,349,411)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                              $(109,008,910)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

Putnam Asset Allocation: Growth Portfolio
                                                                                      Year ended September 30
                                                                                -------------------------------
                                                                                       1998            1997
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   12,340,501  $   10,137,942
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments of foreign
currency transactions                                                                38,400,533      64,007,920
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies                       (159,749,944)    135,037,077
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                    (109,008,910)    209,182,939
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (5,451,260)     (3,419,375)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (1,452,810)     (1,858,459)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                            (354,049)       (354,573)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (255,177)       (181,831)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (2,655,086)     (2,813,692)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (33,520,017)     (9,736,876)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (23,158,050)     (8,947,425)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                          (4,660,281)     (1,403,269)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (2,405,966)       (610,900)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                         (13,951,480)     (7,064,486)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   346,133,424     498,609,902
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        149,260,338     671,401,955

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 1,180,030,225     508,628,270
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed
net investment income of $2,873,593
and $4,753,670, respectively)                                                    $1,329,290,563  $1,180,030,225
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial Highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                        Feb. 8, 1994+
operating performance                                                Year ended September 30                      to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.64           $11.41           $10.06            $8.43            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                             .15              .17              .18              .18(d)           .10(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                          (1.06)            2.69             1.63             1.53             (.17)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.91)            2.86             1.81             1.71             (.07)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.14)            (.16)            (.19)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.83)            (.47)            (.27)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.97)            (.63)            (.46)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $11.76           $13.64           $11.41           $10.06            $8.43
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           (7.01)           26.25            18.75            20.45             (.82)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $602,273         $486,107         $210,531         $122,228          $43,669
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.31             1.39             1.45             1.49(d)           .78(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            1.13             1.42             1.72             1.98(d)          1.31(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             146.58            99.96           100.93            88.36            39.90*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Financial Highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                       Feb. 16, 1994+
operating performance                                                Year ended September 30                      to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.47           $11.29            $9.97            $8.39            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                             .05              .08              .10              .11(d)           .06(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                          (1.05)            2.67             1.64             1.52             (.17)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                               (1.00)            2.75             1.74             1.63             (.11)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.05)            (.10)            (.15)            (.05)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.83)            (.47)            (.27)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.88)            (.57)            (.42)            (.05)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $11.59           $13.47           $11.29            $9.97            $8.39
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           (7.72)           25.23            18.04            19.57            (1.29)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $385,645         $357,501         $199,871         $116,263          $50,664
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            2.06             2.14             2.21             2.23(d)          1.21(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                             .40              .68              .95             1.22(d)           .80(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             146.58            99.96           100.93            88.36            39.90*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Financial Highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS C
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                       Sept. 1, 1994+
operating performance                                                 Year ended September 30                     to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.38           $11.24            $9.93            $8.39            $8.46
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                             .05              .08              .10              .11 (d)          .01(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                          (1.04)            2.65             1.63             1.51             (.08)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.99)            2.73             1.73             1.62             (.07)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.06)            (.12)            (.15)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.83)            (.47)            (.27)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.89)            (.59)            (.42)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $11.50           $13.38           $11.24            $9.93            $8.39
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           (7.70)           25.31            18.01            19.46             (.83)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $88,076          $68,749          $27,556           $7,985             $385
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            2.06             2.14             2.23             2.23(d)           .15(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                             .41              .67              .94             1.24(d)           .14(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             146.58            99.96           100.93            88.36            39.90 *
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Financial Highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                        Feb. 3, 1995+
operating performance                                                        Year ended September 30              to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $13.49           $11.32           $10.01            $8.39
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                                              .08              .11              .12              .08(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                           (1.05)            2.67             1.64             1.54
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 (.97)            2.78             1.76             1.62
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.09)            (.14)            (.18)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.83)            (.47)            (.27)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.92)            (.61)            (.45)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $11.60           $13.49           $11.32           $10.01
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            (7.52)           25.63            18.21            19.31*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $49,702          $34,381          $12,369           $3,160
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             1.81             1.89             1.95             1.45(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                              .65              .92             1.16              .79(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              146.58            99.96           100.93            88.36
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Financial Highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS Y
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                       July 14, 1994+
operating performance                                                Year ended September 30                      to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.72           $11.47           $10.09            $8.43            $8.22
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                             .18              .21              .21              .17(d)           .03(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                          (1.07)            2.70             1.65             1.57              .18
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.89)            2.91             1.86             1.74              .21
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.16)            (.19)            (.21)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.83)            (.47)            (.27)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.99)            (.66)            (.48)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $11.84           $13.72           $11.47           $10.09            $8.43
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           (6.79)           26.54            19.20            20.94             2.55*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $203,595         $233,292          $58,301          $45,150             $775
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.06             1.14             1.21             1.28(d)           .20(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            1.40             1.71             1.97             2.05(d)           .50(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             146.58            99.96           100.93            88.36            39.90*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.





Statement of assets and liabilities
September 30, 1998
Putnam Asset Allocation: Balanced Portfolio

Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,490,267,515) (Note 1)                                        $1,535,704,891
-----------------------------------------------------------------------------------------------
Repurchase Agreement
(identified cost $134,485,357) (Note 1)                                             134,485,357
-----------------------------------------------------------------------------------------------
Cash                                                                                    108,151
-----------------------------------------------------------------------------------------------
Foreign currency (cost $11,480,795)                                                  10,806,575
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            10,614,029
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                4,490,252
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       22,525,894
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                        3,384,434
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                        398,801
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                       3,267,498
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,725,785,882

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     16,424,263
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            1,958,639
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          2,737,586
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              447,022
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            17,139
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              4,727
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                1,160,570
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                           4,177,069
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                           503,885
-----------------------------------------------------------------------------------------------
TBA Sales commitments, at value (proceeds receivable $3,348,731)                      3,386,177
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  202,300
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    31,019,377
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,694,766,505

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,631,259,716
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                            269,507
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions  (Note 1)                                                      21,876,272
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                                41,361,010
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $1,694,766,505

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($846,574,024 divided by 79,406,445 shares)                                              $10.66
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $10.66)*                                  $11.31
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($482,028,865 divided by 45,430,057 shares)**                                            $10.61
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($94,553,153 divided by 8,955,550 shares)**                                              $10.56
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($55,510,805 divided by 5,211,742 shares)                                                $10.65
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $10.65)*                                  $11.04
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($216,099,658 divided by 20,259,101shares)                                               $10.67
-----------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended September 30, 1998
Putnam Asset Allocation: Balanced Portfolio

Investment income:
-----------------------------------------------------------------------------------------------
Interest (net of foreign tax of $17,964)                                          $  40,667,254
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $552,792)                                           16,643,914
-----------------------------------------------------------------------------------------------
Total investment income                                                              57,311,168

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     10,260,857
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        5,584,968
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        29,152
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         18,869
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 2,102,998
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 4,876,164
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   869,536
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   403,440
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                            3,593
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  82,779
-----------------------------------------------------------------------------------------------
Registration fees                                                                       109,044
-----------------------------------------------------------------------------------------------
Auditing                                                                                 85,314
-----------------------------------------------------------------------------------------------
Legal                                                                                    15,571
-----------------------------------------------------------------------------------------------
Postage                                                                                 227,408
-----------------------------------------------------------------------------------------------
Other                                                                                    77,263
-----------------------------------------------------------------------------------------------
Total expenses                                                                       24,746,956
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (503,302)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         24,243,654
-----------------------------------------------------------------------------------------------
Net investment income                                                                33,067,514
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     48,996,830
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                      (1,406,877)
-----------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                    272,132
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (7,233,025)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in
foreign currencies during the year                                                     (617,294)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures contracts,
written options, and TBA sale commitments during the year                          (170,862,107)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                            (130,850,341)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                              $ (97,782,827)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

Putnam Asset Allocation: Balanced Portfolio
                                                                                      Year ended September 30
                                                                                -------------------------------
                                                                                       1998            1997
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                               $33,067,514     $24,292,767
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                        40,629,060      82,193,569
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies                       (171,479,401)    136,953,355
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                           (97,782,827)    243,439,691
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (13,459,243)    (12,697,299)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (4,125,880)     (6,684,235)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                            (785,030)       (929,452)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (583,502)       (584,395)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (4,212,140)     (5,162,787)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (51,741,621)    (17,400,957)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (32,302,821)    (14,022,870)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                          (5,432,068)     (1,750,679)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (3,496,761)       (891,021)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                         (16,085,456)     (6,323,825)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   454,601,683     529,850,375
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        224,594,334     706,842,546

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 1,470,172,171     763,329,625
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income and distributions in excess of
net investment income of $269,507 and
$1,691,530, respectively)                                                        $1,694,766,505  $1,470,172,171
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                        Feb. 7, 1994+
operating performance                                                Year ended September 30                      to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $12.28           $10.71            $9.67            $8.33            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income  (c)                            .26              .28              .29              .27(d)           .16 (d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.84)            2.13             1.32             1.27             (.28)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.58)            2.41             1.61             1.54             (.12)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.18)            (.31)            (.28)            (.20)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.86)            (.53)            (.29)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.04)            (.84)            (.57)            (.20)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $10.66           $12.28           $10.71            $9.67            $8.33
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           (4.97)           23.82            17.41            18.73            (1.47)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $846,574         $680,720         $327,326         $152,317          $54,483
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.22             1.27             1.33             1.32(d)           .83(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.17             2.44             2.83             2.95(d)          2.13(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             158.14           136.75           122.12           106.03            52.62*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                       Feb. 11, 1994+
operating performance                                                Year ended September 30                      to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $12.23           $10.67            $9.64            $8.31            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income  (c)                            .17              .19              .21              .20(d)           .11(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.83)            2.13             1.32             1.26             (.27)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.66)            2.32             1.53             1.46             (.16)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.10)            (.23)            (.21)            (.13)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.86)            (.53)            (.29)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.96)            (.76)            (.50)            (.13)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $10.61           $12.23           $10.67            $9.64            $8.31
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           (5.70)           22.95            16.54            17.83            (1.89)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $482,029         $442,463         $264,830         $159,230          $81,093
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.97             2.02             2.08             2.07(d)          1.23(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            1.42             1.70             2.08             2.26(d)          1.41(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             158.14           136.75           122.12           106.03            52.62*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS C
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                       Sept. 1, 1994+
operating performance                                                Year ended September 30                      to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $12.18           $10.64            $9.62            $8.31            $8.41
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income  (c)                            .16              .19              .22              .20(d)           .01(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.82)            2.11             1.30             1.27             (.08)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.66)            2.30             1.52             1.47             (.07)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.10)            (.23)            (.21)            (.16)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.86)            (.53)            (.29)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.96)            (.76)            (.50)            (.16)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $10.56           $12.18           $10.64            $9.62            $8.31
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           (5.70)           22.86            16.47            17.89             (.84)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $94,553          $70,847          $29,724          $11,921             $441
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.97             2.02             2.09             2.09(d)           .16(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            1.41             1.70             2.18             2.22 d)           .11(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             158.14           136.75           122.12           106.03            52.62*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                        Feb. 6, 1995+
operating performance                                                         Year ended September 30             to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $12.27           $10.71            $9.66            $8.34
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                                              .20              .22              .24              .14(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            (.83)            2.13             1.34             1.31
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 (.63)            2.35             1.58             1.45
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.13)            (.26)            (.24)            (.13)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.86)            (.53)            (.29)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.99)            (.79)            (.53)            (.13)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $10.65           $12.27           $10.71            $9.66
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            (5.46)           23.19            17.05            17.46*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $55,511          $44,121          $14,967           $3,509
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             1.72             1.77             1.84             1.38(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             1.67             1.93             2.42             1.56(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              158.14           136.75           122.12           106.03
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS Y
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                              For the period
Per-share                                                                                                        July 5, 1994+
operating performance                                                Year ended September 30                      to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $12.29           $10.71            $9.66            $8.33            $8.11
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income  (c)                            .29              .31              .31              .29(d)           .05(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.84)            2.14             1.34             1.26              .22
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.55)            2.45             1.65             1.55              .27
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.21)            (.34)            (.31)            (.22)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.86)            (.53)            (.29)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.07)            (.87)            (.60)            (.22)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $10.67           $12.29           $10.71            $9.66            $8.33
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           (4.74)           24.21            17.81            18.89             3.34*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $216,100         $232,021         $126,482          $71,661          $66,081
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .97             1.02             1.08             1.07(d)           .23(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.43             2.70             3.03             3.35(d)           .62(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             158.14           136.75           122.12           106.03            52.62 *
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.





Statement of assets and liabilities
September 30, 1998
Putnam Asset Allocation: Conservative Portfolio

Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $540,531,767) (Note 1)                                            $556,950,093
-----------------------------------------------------------------------------------------------
Repurchase Agreement
(identified cost $57,012,630) (Note 1)                                               57,012,630
-----------------------------------------------------------------------------------------------
Cash                                                                                     58,390
-----------------------------------------------------------------------------------------------
Foreign currency (cost $5,391,324)                                                    5,754,786
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             6,673,512
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                1,949,942
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       10,477,231
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                        1,662,174
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                        155,528
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                         461,436
-----------------------------------------------------------------------------------------------
Total assets                                                                        641,155,722

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      9,525,713
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              657,187
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,080,056
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              220,742
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            12,071
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2,516
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  442,474
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                           2,274,250
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                           343,271
-----------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $4,897,394)                      4,952,157
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  170,997
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    19,681,434
-----------------------------------------------------------------------------------------------
Net assets                                                                         $621,474,288

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $604,003,948
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                            358,007
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                4,131,116
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                         12,981,217
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $621,474,288

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($367,806,291 divided by 37,497,116 shares)                                              $ 9.81
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $9.81)*                                   $10.41
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($162,807,353 divided by 16,645,596 shares)**                                            $ 9.78
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($45,739,602 divided by 4,689,331 shares)**                                              $ 9.75
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($18,867,770 divided by 1,928,780 shares)                                                $ 9.78
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $9.78)*                                   $10.13
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($26,253,272 divided by 2,674,703 shares)                                                $ 9.82
-----------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended September 30, 1998
Putnam Asset Allocation: Conservative Portfolio

Investment income:
-----------------------------------------------------------------------------------------------
Interest (net of foreign tax of $403,686)                                          $ 26,358,607
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $128,165)                                            3,099,859
-----------------------------------------------------------------------------------------------
Total investment income                                                              29,458,466

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      4,003,145
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        2,344,891
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        17,909
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          7,237
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   888,969
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 1,534,996
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   355,775
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   121,968
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                            3,604
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  27,601
-----------------------------------------------------------------------------------------------
Registration fees                                                                        35,526
-----------------------------------------------------------------------------------------------
Auditing                                                                                 81,248
-----------------------------------------------------------------------------------------------
Legal                                                                                     4,502
-----------------------------------------------------------------------------------------------
Postage                                                                                  70,453
-----------------------------------------------------------------------------------------------
Other                                                                                    73,092
-----------------------------------------------------------------------------------------------
Total expenses                                                                        9,570,916
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (194,022)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          9,376,894
-----------------------------------------------------------------------------------------------
Net investment income                                                                20,081,572
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     15,853,533
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                      (4,777,197)
-----------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                    128,404
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (5,042,773)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the year                                                      (17,491)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures contracts,
written options and TBA sale commitments during the year                            (33,740,418)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (27,595,942)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                               $ (7,514,370)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

Putnam Asset Allocation: Conservative Portfolio
                                                                                      Year ended September 30
                                                                                -------------------------------
                                                                                       1998            1997
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $ 20,081,572    $ 14,135,990
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                         6,161,967      16,587,637
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities
in foreign currencies                                                               (33,757,909)     34,561,076
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                            (7,514,370)     65,284,703
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (6,966,826)     (8,805,780)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (1,866,547)     (3,124,303)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                            (456,355)       (624,813)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (252,645)       (241,373)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                            (533,235)       (509,001)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (12,929,412)     (7,375,222)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (5,974,120)     (3,325,457)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                          (1,238,650)       (631,861)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (541,685)       (177,085)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                            (823,320)       (342,603)
---------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
    Class A                                                                          (3,009,400)             --
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (1,390,513)             --
---------------------------------------------------------------------------------------------------------------
    Class C                                                                            (288,303)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (126,081)             --
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                            (191,633)             --
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   171,400,189              --
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        127,297,094              --

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   494,177,194     228,860,587
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed
net investment income and distributions
in excess of net investment income of
$358,007 and $253,640, respectively)                                               $621,474,288    $494,177,194
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                        Feb. 7, 1994+
operating performance                                                Year ended September 30                      to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $10.61            $9.69            $9.19            $8.23            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .38(c)           .38(c)           .36              .33(d)           .18(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.45)            1.22              .68              .90             (.39)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.07)            1.60             1.04             1.23             (.21)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.20)            (.35)            (.36)            (.27)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.43)            (.33)            (.18)              --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                  (.10)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.73)            (.68)            (.54)            (.27)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $9.81           $10.61            $9.69            $9.19            $8.23
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           (0.69)           17.26            11.73            15.27            (2.47)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $367,806         $295,239         $106,933          $57,341          $25,782
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.39             1.38             1.47             1.22(d)           .75(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            3.67             3.74             4.08             4.48(d)          2.41(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             203.19           219.44           183.67           159.80            59.27*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                       Feb. 18, 1994+
operating performance                                                Year ended September 30                      to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $10.57            $9.66            $9.16            $8.22            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .30(c)           .30(c)           .29              .30(d)           .15(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.43)            1.22              .68              .85             (.39)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.13)            1.52              .97             1.15             (.24)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.13)            (.28)            (.29)            (.21)            (.04)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.43)            (.33)            (.18)              --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                  (.10)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.66)            (.61)            (.47)            (.21)            (.04)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $9.78           $10.57            $9.66            $9.16            $8.22
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           (1.32)           16.36            10.96            14.22            (2.79)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $162,807         $138,457          $94,954          $65,783          $38,711
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            2.14             2.13             2.22             1.98(d)          1.21(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.92             2.97             3.33             3.81(d)          1.92(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             203.19           219.44           183.67           159.80            59.27 *
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS C
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                       Sept. 1, 1994+
operating performance                                                 Year ended September 30                     to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $10.56            $9.64            $9.15            $8.22            $8.33
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .30(c)           .29(c)           .30              .29(d)           .03(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.45)            1.24              .66              .87             (.10)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.15)            1.53              .96             1.16             (.07)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.13)            (.28)            (.29)            (.23)            (.04)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.43)            (.33)            (.18)              --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                  (.10)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.66)            (.61)            (.47)            (.23)            (.04)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $9.75           $10.56            $9.64            $9.15            $8.22
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           (1.51)           16.52            10.86            14.41            (.80)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $45,740          $29,032          $16,326           $7,198             $273
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            2.14             2.13             2.22             1.89(d)           .16(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.93             2.96             3.30             3.92(d)           .48(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             203.19           219.44           183.67           159.80            59.27 *
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                For the period
Per-share                                                                                                         Feb. 7, 1995+
operating performance                                                        Year ended September 30               to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $10.59            $9.67            $9.18            $8.21
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .33(c)           .32(c)           .33              .21(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            (.46)            1.24              .66              .92
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 (.13)            1.56              .99             1.13
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.15)            (.31)            (.32)            (.16)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.43)            (.33)            (.18)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                   (.10)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.68)            (.64)            (.50)            (.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $9.78           $10.59            $9.67            $9.18
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            (1.27)           16.80            11.17            13.92*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $18,868          $12,689           $4,622           $1,366
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             1.89             1.88             1.96             1.10(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             3.17             3.19             3.60             2.73(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              203.19           219.44           183.67           159.80
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS Y
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                       July 14, 1994+
operating performance                                                Year ended September 30                      to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $10.62            $9.69            $9.19            $8.23            $8.23
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .41(c)           .40(c)           .38              .36(d)           .07(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.45)            1.23              .68              .89               --
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.04)            1.63             1.06             1.25              .07
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.23)            (.37)            (.38)            (.29)            (.07)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.43)            (.33)            (.18)              --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                  (.10)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.76)            (.70)            (.56)            (.29)            (.07)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $9.82           $10.62            $9.69            $9.19            $8.23
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           (0.44)           17.62            11.99            15.54             1.01*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $26,253          $18,760           $6,025           $1,818             $163
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.14             1.13             1.22              .92(d)           .21(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            3.93             3.96             4.45             4.93(d)          1.04(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             203.19           219.44           183.67            159.80           59.27*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.




Notes to financial statements
September 30, 1998

Note 1
Significant Accounting Policies

Putnam Asset Allocation Funds (the "trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which consists of a series of investment portfolios (the "funds"), each of which is represented by a separate series of shares of beneficial interest. The trust currently offers three funds: Growth Portfolio, Balanced Portfolio and Conservative Portfolio, whose objectives are to seek capital appreciation, total return and total return consistent with preservation of capital, respectively.

The trust offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Management.

Expenses of the trust are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. See Sections F, G, H and I of Note 1 with respect to valuation of forward currency contracts, futures and options contracts, TBA purchase commitments and TBA sale commitments.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The funds, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon securities in excess of maturity value is amortized on a yield-to-maturity basis.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the funds are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The funds do not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The funds may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which their portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the funds are unable to enter into a closing position.

G) Futures and options contracts The funds may use futures and options contracts to hedge against changes in the values of securities the funds own or expect to purchase. The funds may also write options on securities they own or in which they may invest to increase their current returns.

The potential risk to the funds is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The funds hold, and maintain until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the funds may enter into offsetting contracts for the forward sale of other securities they own. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of each fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the funds will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the funds may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The funds may enter into TBA sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the funds realize a gain or loss. If the fund delivers securities under the commitment, the funds realize a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Line of credit The funds have entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the funds maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended September 30, 1998, the funds had no borrowings against the line of credit.

K) Federal taxes It is the policy of each fund to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the funds to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

L) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the funds on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, organization costs, nontaxable dividends, defaulted bond interest, unrealized gains and losses on certain futures contracts, market discount, interest on payment-in-kind securities, realized gains and losses on passive foreign investment companies, and unrealized gains and losses on passive foreign investment companies. Reclassifications are made to each fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. Reclassifications for the year ended September 30, 1998 were as follows:

Undistributed Net Investment Income
------------------------------------------------------------
Growth Portfolio                                (4,052,196)
Balanced Portfolio                              (7,940,682)
Conservative Portfolio                          (9,394,317)
------------------------------------------------------------
Accumulated Net Realized Gain (Loss)
------------------------------------------------------------
Growth Portfolio                                 4,118,718
Balanced Portfolio                               7,824,088
Conservative Portfolio                           9,085,505
------------------------------------------------------------
Additional Paid-in Capital
------------------------------------------------------------
Growth Portfolio                                   (66,522)
Balanced Portfolio                                 116,594
Conservative Portfolio                             308,812
------------------------------------------------------------

The calculation of net investment income per share in the financial highlights table excludes these adjustments.

M) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

N) Unamortized organization expenses Expenses incurred by the funds in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $39,790.

------------------------------------------------------------
Growth Portfolio                                   $13,264
Balanced Portfolio                                  13,263
Conservative Portfolio                              13,263
------------------------------------------------------------

These expenses have been fully amortized over a five year period as of September 30, 1998.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.700% of the first $500 million of average net assets of each fund, 0.600% of the next $500 million, 0.550% of the next $500 million, 0.500% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.440% of the next $5 billion and 0.430% thereafter.

The trust reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for each fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended September 30, 1998, fund expenses were reduced by $578,099, $503,302, and $194,022 (for Growth Portfolio, Balanced Portfolio, and Conservative Portfolio, respectively) under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

Each Trustee of the trust receives an annual Trustee fee, of which $1,210, $1,310, and $680 (for Growth Portfolio, Balanced Portfolio, and Conservative Portfolio, respectively) has been allocated to the funds, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

Each fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in each fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the funds who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for each fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Each fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of each fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by each fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the year ended September 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $879,118 and $78,294 from the sale of class A and class M shares, respectively and received $1,486,222 and $61,038 in contingent deferred sales charges from redemptions of class B and C shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended September 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received $17,943 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended September 30, 1998, purchases and sales of investment securities other short-term investments were as follows:

                                                  U.S. Government Obligations
-----------------------------------------------------------------------------
                                                 Purchases              Sales
-----------------------------------------------------------------------------
Growth
Portfolio                                     $177,983,327       $169,879,420
-----------------------------------------------------------------------------
Balanced
Portfolio                                      335,528,887        342,190,196
-----------------------------------------------------------------------------
Conservative
Portfolio                                      475,673,256        421,421,460
-----------------------------------------------------------------------------

                                                             Other Securities
-----------------------------------------------------------------------------
                                                 Purchases              Sales
-----------------------------------------------------------------------------
Growth
Portfolio                                   $1,889,575,407     $1,636,148,252
-----------------------------------------------------------------------------
Balanced
Portfolio                                    2,379,398,474      2,046,676,539
-----------------------------------------------------------------------------
Conservative
Portfolio                                      593,916,046        656,761,635
-----------------------------------------------------------------------------

In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Written option transactions during the year are summarized as follows:

                                                             Growth Portfolio
-----------------------------------------------------------------------------
                                                 Contract            Premiums
                                                   Amount            Received
-----------------------------------------------------------------------------
Contracts
outstanding at
the beginning
of the year                                    $ 2,860,000           $ 35,607
-----------------------------------------------------------------------------
Option written                               8,485,636,000            246,821
-----------------------------------------------------------------------------
Options expired                             (8,488,496,000)          (282,428)
-----------------------------------------------------------------------------
Written options
outstanding at
the end of
the year                                               $--                $--
-----------------------------------------------------------------------------

                                                          Balanced Portfolio
-----------------------------------------------------------------------------
                                                  Contract           Premiums
                                                    Amount           Received
-----------------------------------------------------------------------------
Contracts
outstanding at
the beginning
of the year                                    $ 7,145,000            $88,955
-----------------------------------------------------------------------------
Options written                                 72,636,000            385,828
-----------------------------------------------------------------------------
Options expired                                (69,488,000)          (416,571)
-----------------------------------------------------------------------------
Options closed                                 (10,293,000)           (58,212)
-----------------------------------------------------------------------------
Written options
outstanding at
the end of
the year                                              $--                 $--
-----------------------------------------------------------------------------

                                                       Conservative Portfolio
-----------------------------------------------------------------------------
                                                  Contract           Premiums
                                                    Amount           Received
-----------------------------------------------------------------------------
Contracts
outstanding at
the beginning
of the year                                    $ 3,245,000           $ 40,400
-----------------------------------------------------------------------------
Options written                                 33,974,000            181,759
-----------------------------------------------------------------------------
Options expired                                (27,707,000)          (166,258)
-----------------------------------------------------------------------------
Options closed                                  (9,512,000)           (55,901)
-----------------------------------------------------------------------------
Written options
outstanding at
the end of
the year                                                $-                 $-
-----------------------------------------------------------------------------

Note 4
Capital shares

At September 30, 1998, there was an unlimited number of shares of beneficial interest authorized.

Transactions in capital shares were as follows:


                                                      Year ended September 30
-----------------------------------------------------------------------------
Class A                                                                  1998
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     24,621,616       $324,604,400
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,138,681         38,573,774
-----------------------------------------------------------------------------
Shares
repurchased                                    (12,185,516)      (159,028,024)
-----------------------------------------------------------------------------
Net increase                                    15,574,781       $204,150,150
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class A                                                                  1997
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     23,602,836       $287,822,715
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,148,584         12,921,415
-----------------------------------------------------------------------------
Shares
repurchased                                     (7,562,808)       (92,745,311)
-----------------------------------------------------------------------------
Net increase                                    17,188,612       $207,998,819
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class B                                                                  1998
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      9,551,527       $123,782,632
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,908,500         23,246,065
-----------------------------------------------------------------------------
Shares
repurchased                                     (4,740,088)       (61,044,722)
-----------------------------------------------------------------------------
Net increase                                     6,719,939        $85,983,975
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class B                                                                  1997
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     10,376,531       $123,138,833
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      914,912         10,219,589
-----------------------------------------------------------------------------
 Shares
repurchased                                     (2,447,143)       (29,173,188)
-----------------------------------------------------------------------------
Net increase                                     8,844,300       $104,185,234
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class C                                                                  1998
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,243,937        $41,705,965
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      372,280          4,500,861
-----------------------------------------------------------------------------
Shares
repurchased                                     (1,096,464)      (13,897,436)
-----------------------------------------------------------------------------
Net increase                                     2,519,753        $32,309,390
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class C                                                                  1997
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,040,994        $36,134,789
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      138,796          1,540,641
-----------------------------------------------------------------------------
Shares
repurchased                                       (492,759)        (5,933,974)
-----------------------------------------------------------------------------
Net increase                                     2,687,031        $31,741,456
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class M                                                                  1998
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,169,821        $27,889,545
-----------------------------------------------------------------------------
Shares issued in
connections with
reinvestment of
distributions                                      209,497          2,551,663
-----------------------------------------------------------------------------
Shares
repurchased                                       (644,734)        (8,293,971)
-----------------------------------------------------------------------------
Net increase                                     1,734,584        $22,147,237
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class M                                                                  1997
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,797,515        $21,278,969
-----------------------------------------------------------------------------
Shares issued in
connections with
reinvestment of
distributions                                       68,451            764,599
-----------------------------------------------------------------------------
Shares
repurchased                                       (409,741)        (4,975,611)
-----------------------------------------------------------------------------
Net increase                                     1,456,225        $17,067,957
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class Y                                                                  1998
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,578,714        $47,181,760
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,344,667         16,606,566
-----------------------------------------------------------------------------
Shares
repurchased                                     (4,736,367)       (62,245,654)
-----------------------------------------------------------------------------
Net increase                                       187,014         $1,542,672
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class Y                                                                  1997
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     15,043,228       $176,010,272
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      874,948          9,878,178
-----------------------------------------------------------------------------
Shares
repurchased                                     (3,997,439)       (48,272,014)
-----------------------------------------------------------------------------
Net increase                                    11,920,737       $137,616,436
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class A                                                                  1998
-----------------------------------------------------------------------------
Balanced Portfolio                                 Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                     38,114,271       $445,949,649
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    5,783,912         64,542,247
-----------------------------------------------------------------------------
Shares
repurchased                                    (19,920,933)      (233,259,051)
-----------------------------------------------------------------------------
Net increase                                    23,977,250       $277,232,845
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class A                                                                  1997
-----------------------------------------------------------------------------
Balanced Portfolio                                 Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                     37,950,346       $419,369,956
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,765,300         29,607,244
-----------------------------------------------------------------------------
Shares
repurchased                                    (15,849,240)      (175,118,204)
-----------------------------------------------------------------------------
Net increase                                    24,866,406       $273,858,996
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class B                                                                  1998
-----------------------------------------------------------------------------
Balanced Portfolio                                 Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                     13,283,531       $155,148,314
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,069,468         34,027,927
-----------------------------------------------------------------------------
Shares
repurchased                                     (7,114,827)       (82,698,219)
-----------------------------------------------------------------------------
Net increase                                     9,238,172       $106,478,022
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class B                                                                  1997
-----------------------------------------------------------------------------
Balanced Portfolio                                 Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                     13,440,364       $148,380,642
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,818,059         19,215,924
-----------------------------------------------------------------------------
Shares
repurchased                                     (3,887,593)       (43,051,542)
-----------------------------------------------------------------------------
Net increase                                    11,370,830       $124,545,024
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class C                                                                  1998
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,021,414        $46,821,621
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      506,490          5,589,640
-----------------------------------------------------------------------------
Shares
repurchased                                     (1,390,736)       (16,089,944)
-----------------------------------------------------------------------------
Net increase                                     3,137,168        $36,321,317
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class C                                                                  1997
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,334,653        $36,738,709
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      230,087          2,431,192
-----------------------------------------------------------------------------
Shares
repurchased                                       (541,054)        (5,978,475)
-----------------------------------------------------------------------------
Net increase                                     3,023,686        $33,191,426
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class M                                                                  1998
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,623,574        $30,830,284
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      330,776          3,686,141
-----------------------------------------------------------------------------
Shares
repurchased                                     (1,337,772)       (15,551,147)
-----------------------------------------------------------------------------
Net increase                                     1,616,578        $18,965,278
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class M                                                                  1997
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,475,833        $27,588,867
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      127,955          1,366,839
-----------------------------------------------------------------------------
Shares
repurchased                                       (405,927)        (4,609,629)
-----------------------------------------------------------------------------
Net increase                                     2,197,861        $24,346,077
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class Y                                                                  1998
-----------------------------------------------------------------------------
Balanced
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,040,688        $59,227,754
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,817,279         20,297,598
-----------------------------------------------------------------------------
Shares
repurchased                                     (5,485,023)       (63,921,131)
-----------------------------------------------------------------------------
Net increase                                     1,372,944        $15,604,221
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class Y                                                                  1997
-----------------------------------------------------------------------------
Balanced
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     10,734,301       $115,032,777
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,070,690         11,486,612
-----------------------------------------------------------------------------
Shares
repurchased                                     (4,726,651)       (52,610,537)
-----------------------------------------------------------------------------
Net increase                                     7,078,340        $73,908,852
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class A                                                                  1998
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     20,094,070       $206,991,701
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,251,230         22,562,077
-----------------------------------------------------------------------------
Shares
repurchased                                    (12,671,876)      (130,983,828)
-----------------------------------------------------------------------------
Net increase                                     9,673,424        $98,569,950
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class A                                                                  1997
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     26,085,641       $257,229,151
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,633,735         15,899,013
-----------------------------------------------------------------------------
Shares
repurchased                                    (10,933,886)      (108,713,204)
-----------------------------------------------------------------------------
Net increase                                    16,785,490       $164,414,960
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class B                                                                  1998
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      6,012,610        $61,736,994
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      818,845          8,164,752
-----------------------------------------------------------------------------
Shares
repurchased                                     (3,281,345)       (33,719,671)
-----------------------------------------------------------------------------
Net increase                                     3,550,110        $36,182,075
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class B                                                                  1997
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,642,547        $45,939,391
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      582,974          5,644,011
-----------------------------------------------------------------------------
Shares
repurchased                                     (1,963,926)       (19,497,340)
-----------------------------------------------------------------------------
Net increase                                     3,261,595        $32,086,062
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class C                                                                  1998
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,677,788        $27,211,811
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      184,292          1,834,269
-----------------------------------------------------------------------------
Shares
repurchased                                       (923,229)        (9,460,711)
-----------------------------------------------------------------------------
Net increase                                     1,938,851        $19,585,369
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class C                                                                  1997
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,406,045        $13,867,322
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      116,814          1,129,756
-----------------------------------------------------------------------------
Shares
repurchased                                       (465,847)        (4,609,292)
-----------------------------------------------------------------------------
Net increase                                     1,057,012        $10,387,786
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class M                                                                  1998
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,170,382         12,071,907
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       89,518            894,846
-----------------------------------------------------------------------------
Shares
repurchased                                       (529,912)        (5,449,767)
-----------------------------------------------------------------------------
Net increase                                       729,988         $7,516,986
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class M                                                                  1997
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        888,082         $8,731,408
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       41,229            402,409
-----------------------------------------------------------------------------
Shares
repurchased                                       (208,529)        (2,075,942)
-----------------------------------------------------------------------------
Net increase                                       720,782         $7,057,875
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class Y                                                                  1998
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,139,073        $22,281,129
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      154,113          1,548,188
-----------------------------------------------------------------------------
Shares
repurchased                                     (1,385,178)       (14,283,508)
-----------------------------------------------------------------------------
Net increase                                       908,008         $9,545,809
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class Y                                                                  1997
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,100,427        $20,853,092
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       87,037            851,604
-----------------------------------------------------------------------------
Shares
repurchased                                     (1,042,532)       (10,461,977)
-----------------------------------------------------------------------------
Net increase                                     1,144,932        $11,242,719
-----------------------------------------------------------------------------

As of September 30, 1998, Putnam Companies, Inc. owned the following shares,

                                                  %                  Market
Fund                          Shares          Ownership              Value
-----------------------------------------------------------------------------
Growth
Class Y                      5,846,598             34.01%       $ 69,223,720
-----------------------------------------------------------------------------
Balanced
Class Y                     18,868,547             93.14%       $201,138,711
-----------------------------------------------------------------------------
Conservative
Class A                      9,076,477             24.21%       $ 89,040,239
Class M                        288,445             14.95%          2,820,992
Class Y                      2,527,961             94.51%         24,824,577
-----------------------------------------------------------------------------



Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Funds hereby designate $35,891,257, $42,698,758 and $12,854,429 for
Growth, Balanced and Conservative, respectively, as capital gains for their taxable year ended 1998.

The funds have designated 53.36%, 22.31%, and 11.00% for Growth, Balanced, and Conservative, respectively, of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.



Fund information

INVESTMENT MANAGER
Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN
Putnam Fiduciary Trust Company

LEGAL COUNSEL
Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP


TRUSTEES
George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike


OFFICERS
George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Steven M. Oristaglio
Vice President

Ian C. Ferguson
Vice President and Fund Manager

William J. Landes
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Asset Allocation Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com

-------------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
-------------------------

AN060 47010 250/259/264 11/98




PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Asset Allocation Funds
Supplement to Annual Report dated September 30, 1998

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return
Periods ended 9/30/98
                        6 months    1 year   Life-of-fund*    Life-of-fund*
                                              cummulative    annual average

Growth Portfolio         -13.89%    -6.79%      69.23%           13.76%
Balanced Portfolio       -11.20     -4.83       64.81            13.03
Conservative Portfolio    -5.10     -0.44       50.55            10.55

*Inception of Y shares (9/1/94)
----------------------------------------------------------------------------
Share value at NAV                9/30/97         9/30/98

Growth Portfolio                  $13.72           $11.84
Balanced Portfolio                 12.28            10.66
Conservative Portfolio             10.61             9.81
----------------------------------------------------------------------------
Distributions            No.    Income       Capital gains           Total
                                         Long-term    Short term
Growth Portfolio          1    $0.1520    $0.4280       $0.4090      $0.989
Balanced Portfolio        4     0.2940     0.3960        0.3810       1.071
Conservative Portfolio    4     0.4206     0.0870        0.2464       0.754
----------------------------------------------------------------------------

Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full Annual Report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.